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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-7874
                                    -------------------------------------------


         JPMorgan Investment Trust (formerly One Group Investment Trust)
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1111 Polaris Parkway, Columbus,OH           43271-1235
-------------------------------------------------------------------------------
           (Address of principal executive offices)      (Zip code)

            Ms. Avery P. Maher, 522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end:   December 31, 2004
                         ------------------------------------------------------

Date of reporting period:           January 1, 2004 through December 31, 2004
                          -----------------------------------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

WITH THIS AMENDMENT, WE HAVE ATTACHED BOTH AN AMENDED VERSION OF THE COMPLETE REPORT TO STOCKHOLDERS WHICH WILL BE USED IN ELECTRONIC FORMATS, SUCH AS ON THE TRUST'S WEBSITE, AND ALSO A SUPPLEMENT TO BE SENT TO CURRENT STOCKHOLDERS AND TO BE USED WITH EXISTING PRINTED COPIES OF THE REPORT.

                                 ANNUAL REPORT
                     TWELVE MONTHS ENDED DECEMBER 31, 2004
                           AMENDED AS OF JUNE 9, 2005

One Group
Investment
Trust

Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Diversified Mid Cap Portfolio
Large Cap Growth Portfolio
Diversified Equity Portfolio
Equity Index Portfolio
Balanced Portfolio
Bond Portfolio
Government Bond Portfolio




NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus.


                                                               JPMORGAN LOGO
                                                              Asset Management

ONE GROUP INVESTMENT TRUST
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Portfolio Performance Review ...............................    2

Schedules of Portfolio Investments .........................   20

Statements of Assets and Liabilities .......................   70

Statements of Operations ...................................   72

Statements of Changes in Net Assets ........................   74

Financial Highlights .......................................   78

Notes to Financial Statements ..............................   80

Report of Independent Registered Public Accounting Firm ....   88

Trustees ...................................................   89

Officers ...................................................   91

Schedule of Shareholder Expenses ...........................   92

Tax Letter .................................................   94

Special Meeting of Shareholders ............................   95

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 2

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. The Mid Cap Growth Portfolio, which seeks to provide capital appreciation and secondarily, current income from a portfolio of mid-cap stocks, rose 12.62% in the 12 months ended December 31, 2004. This compares with a gain of 14.00% for the S&P MidCap 400/BARRA Growth Index.

Q. WHY DID THE PORTFOLIO PERFORM IN THIS WAY?
A. The U.S. equity markets recorded another year of gains as strong earnings growth and healthy corporate balance sheets increased investor confidence despite rising short-term interest rates, high oil prices and the twin deficits. The Portfolio performed well during 2004, outdistancing its peer group the Lipper Midcap Growth Index. However, it underperformed its benchmark, the S&P MidCap 400/BARRA Growth Index. The Portfolio's stock selection in the information technology and consumer discretionary sectors was particularly strong. However, the Portfolio's financial and industrial names underperformed their benchmark peer group and hindered relative performance.

At the stock level, Sepracor and Coach positively contributed to the Portfolio's performance. Shares of Sepracor advanced upon Food and Drug Administration approval of Lunesta, a new prescription sleep aid. Lunesta has been approved for use beyond the 7-10-day period to which most sleep aids are restricted, giving it a unique selling point versus the current market leader, Ambien. The drug, known as Estorra during development, was scheduled to be available in pharmacies in mid-January and is priced roughly 10% higher than Ambien. Coach, which produces handbags and accessories, reported a 60% increase in third-quarter earnings as sales grew 33%. Profits were driven by its transitional and fall products, with limited edition merchandise selling extremely well and at higher price points.

Although the Portfolio experienced positive results, a few names within the portfolio hindered performance, particularly New York Community Bancorp and Synopsys. Shares of New York Community Bancorp declined after the positioning of its balance sheet proved vulnerable to shifting yield curves. Rumors had abounded that Citigroup was in talks to acquire the company, however, when an acquirer failed to emerge, the company's share price declined. Synopsys, a business-software maker, saw its share price decline after delivering a negative outlook for its fiscal year. Both positions were sold during the year.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period under review, management of the Portfolio was transitioned to Christopher Jones and Timothy Parton. The portfolio manager change did not affect the Portfolio's investment objectives or guidelines. The Portfolio will continue to be managed using a "bottom-up" approach to its construction. Portfolio Managers will base their stock selection on proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

TOP 10 HOLDINGS(1)
 1.  Amphenol Corp., Class
     A......................  1.7%
 2.  Davita, Inc. ..........  1.5%
 3.  NCR Corp. .............  1.4%
 4.  Caremark Rx, Inc. .....  1.4%
 5.  Coach, Inc. ...........  1.3%
 6.  Adobe Systems, Inc. ...  1.2%
 7.  Harsco Corp. ..........  1.2%
 8.  OSI Pharmaceuticals,
     Inc. ..................  1.2%
 9.  Foot Locker, Inc. .....  1.2%
10.  Fisher Scientific
     International, Inc.....  1.2%

PORTFOLIO ALLOCATION(1)
Common Stocks.............  96.4%
Investment Companies......   2.9%
Other Assets in excess of
  Liabilities.............   0.7%

TOP 5 INDUSTRIES(1)
 1.  Electronic
     Technology.............  19.2%
 2.  Health Technology......  12.7%
 3.  Technology.............   9.6%
 4.  Health Services........   8.1%
 5.  Retail Trade...........   8.0%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                                                   S&P MIDCAP 400/BARRA GROWTH
                                                                  MID CAP GROWTH PORTFOLIO                    INDEX
                                                                  ------------------------         ---------------------------
12/94                                                                       10000                             10000
12/95                                                                       12406                             12730
12/96                                                                       14350                             15073
12/97                                                                     18627.8                             19621
12/98                                                                     25859.1                             25461
12/99                                                                     32432.4                             34065
12/00                                                                     34310.3                             37185
12/01                                                                     30656.2                             34221
12/02                                                                     24485.1                             27659
12/03                                                                     31132.8                             36223
12/04                                                                     35059.1                             41296

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        10 Year
-------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio                                          12.62%         1.57%         13.37%
-------------------------------------------------------------------------------------------------------
  S&P MidCap 400/BARRA Growth Index                                 14.00%         3.93%         15.24%
-------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Mid Cap Growth Portfolio is measured against the S&P Midcap 400/BARRA Growth Index, an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 4

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. The Mid Cap Value Portfolio, which seeks to provide capital appreciation from a portfolio of mid-cap value stocks, returned 15.40% in the 12 months ended December 31, 2004. Although the Portfolio posted strong gains, it underperformed its benchmark, the S&P MidCap 400/BARRA Value Index, which returned 18.93% over the same period.

Q. WHY DID THE PORTFOLIO PERFORM IN THIS WAY?
A. The majority of the relative underperformance came in the fourth quarter as the market experienced a strong reversal from high-quality to low-quality stocks. This development hindered the Portfolio's performance as our overriding focus is on quality and value. When these stocks are not in favor, we tend to underperform.

In terms of what specifically helped the Portfolio's performance, our overweighting and stock selection in the energy sector as well as our stock selection in consumer staples were strong contributors. The energy sector benefited from the rally in oil and natural gas prices during the early fall. On the flip side, our stock selection in financials and information technology were the main performance detractors.

A primary contributor in energy was Valero Energy, the leading U.S. independent oil refiner. Valero experienced a solid year of earnings and was also added to the S&P 500 Index. Another strong name in 2004 was Pentair, which implemented two strategic moves. Early in the year, the company acquired WICOR Industries, which transformed Pentair into a global leader in water technologies, including well pumps, sump pumps, and pool and spa equipment. Continuing to streamline the operations, the company sold off its tool division to Black & Decker. In addition to these strategic realignments, Pentair reported strong earnings and increased its quarterly dividend for the 28th consecutive year.

Although a significant number of the Portfolio's holdings experienced double-digit returns, there were some weak performers. Among the names that disappointed was Omnicare, the nation's largest provider of pharmaceutical and related services to long-term care facilities. The company reported disappointing earnings as pricing pressures increased and medical reimbursements decreased. Sovereign Bancorp, one of the largest thrifts in the U.S., was another detractor. The stock lost some ground early in the year following a realization that it was unlikely to be acquired in the near future. However, the company continued its own acquisition strategy, acquiring both Seacoast Financial Services and Waypoint Financial. In addition, Sovereign Bancorp declared a cash dividend increase of 20% on its common stock.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period under review, management of the Portfolio was transitioned to Jonathan Simon and Lawrence Playford. The portfolio manager change did not affect the Portfolio's investment objectives or guidelines. The Portfolio will continue to be managed using a "bottom-up" approach to its construction.

With regards to performance, despite the Portfolio's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to the highly cyclical and highly leveraged segments of the market that were the driving force behind the U.S. equities rally during the fourth quarter. As is often the case, our overriding focus on quality and value - which generally avoids investments in highly cyclical and leveraged companies - works to smooth out portfolio performance over time.

TOP 10 HOLDINGS(1)
 1.  Mandalay Resort
     Group..................  1.5%
 2.  Compass Bancshares,
     Inc. ..................  1.4%
 3.  Fidelity National
     Financial, Inc. .......  1.3%
 4.  Old Republic
     International Corp. ...  1.2%
 5.  V.F. Corp. ............  1.2%
 6.  E*Trade Group, Inc. ...  1.2%
 7.  Everest Re Group
     Ltd. ..................  1.1%
 8.  Saks, Inc. ............  1.1%
 9.  TJX Cos., Inc. ........  1.1%
10.  Assurant, Inc. ........  1.0%

PORTFOLIO ALLOCATION(1)
Common Stocks.............  93.9%
Investment Companies......   5.2%
Other Assets in excess of
  Liabilities.............   0.9%

TOP 5 INDUSTRIES(1)
 1.  Finance................  27.3%
 2.  Utilities..............   9.4%
 3.  Consumer Services......   9.2%
 4.  Consumer
     Non-Durables...........   7.2%
 5.  Retail Trade...........   7.0%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                                                    S&P MIDCAP 400/BARRA VALUE
                                                                  MID CAP VALUE PORTFOLIO                     INDEX
                                                                  -----------------------           --------------------------
5/97                                                                        10000                              10000
12/97                                                                       11697                            13145.7
12/98                                                                     11308.7                            13759.6
12/99                                                                     11100.6                            14078.8
12/00                                                                     14198.8                            17998.4
12/01                                                                     14880.3                            19283.4
12/02                                                                     12968.2                            17333.9
12/03                                                                     17215.3                            24305.6
12/04                                                                     19867.7                            28904.2

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                               1 Year        5 Year            Since Inception (5/1/97)
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                      15.40%        12.35%                      9.37%
-----------------------------------------------------------------------------------------------------------------------
  S&P MidCap 400/BARRA Value Index                             18.93%        15.48%                     14.85%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Mid Cap Value Portfolio is measured against the S&P Midcap 400/BARRA Value Index, an unmanaged index representing the performance of the lowest price-to-book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 6

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. The Diversified Mid Cap Portfolio, which seeks to provide long-term capital growth from a diversified portfolio of equity securities with intermediate capitalizations, returned 14.42% in the twelve months ended December 31, 2004. This compares with a gain of 16.48% for the S&P MidCap 400 Index, the Portfolio's benchmark.

Q. WHY DID THE PORTFOLIO PERFORM IN THIS WAY?
A. The Portfolio was in a transition phase for the latter part of the year, as a new team took over its management in early September. The team executed a transition of the Portfolio slowly over time to minimize excessive transaction costs and shield clients from the unnecessary risk of high volatility and turnover. Due to a gradually executed transition plan, performance during the fourth quarter was only slightly behind its benchmark.

It was during this transition period that the analytical factors employed by the Portfolio management team began to have an impact. In the fourth quarter, as the Portfolio progressed with its transition, analytical factors were able to positively contribute toward performance. At the sector level, health care was the top contributor, as the investment process correctly suggested underweighting the pharmaceuticals and biotech industry group. In addition, stock selection in the health care services group positively impacted the sector's showing. Telecommunication services also made a significant contribution to performance, as the model's factors worked very well in that sector.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period under review, management of the Portfolio was transitioned to Silvio Tarca. The portfolio manager change did not affect the Portfolio's investment objective or guidelines. The Diversified Mid Cap Portfolio seeks to capitalize upon enduring market anomalies. The portfolio managers use a disciplined portfolio construction process that focuses on exposure to valuation and momentum factors, which the managers believe best capture investor-driven market anomalies. The Portfolio looks to hold good "value" stocks with reasonable momentum and very strong momentum, stocks relative to the Portfolio's index, the S&P MidCap 400 Index.

TOP 10 HOLDINGS(1)
 1.  Norfolk Southern
     Corp. .................  1.1%
 2.  North Fork Bancorp,
     Inc. ..................  1.1%
 3.  D.R. Horton, Inc. .....  1.0%
 4.  AMBAC Financial Group,
     Inc. ..................  1.0%
 5.  WellPoint, Inc. .......  1.0%
 6.  L-3 Communications
     Holdings, Inc. ........  0.9%
 7.  Compass Bancshares,
     Inc. ..................  0.9%
 8.  Murphy Oil Corp. ......  0.9%
 9.  Liz Claiborne, Inc. ...  0.9%
10.  Xerox Corp. ...........  0.9%

     PORTFOLIO ALLOCATION(1)
Common Stocks.............  98.4%
Investment Companies......   0.3%
Other Assets in excess of
  Liabilities.............   1.3%

TOP 5 EQUITY INDUSTRIES(1)
 1.  Finance................  22.0%
 2.  Energy Minerals........   8.7%
 3.  Consumer Durables......   7.8%
 4.  Producer
     Manufacturing..........   7.6%
 5.  Utilities..............   6.4%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                               DIVERSIFIED MID CAP PORTFOLIO           S&P MIDCAP 400 INDEX
                                                               -----------------------------           --------------------
3/95                                                                      10000.00                           10000.00
12/95                                                                     11072.00                           12103.80
12/96                                                                     13788.00                           14427.80
12/97                                                                     17461.10                           19080.70
12/98                                                                     18316.70                           22728.90
12/99                                                                     20239.90                           26074.60
12/00                                                                     24176.60                           30640.30
12/01                                                                     23202.30                           30453.40
12/02                                                                     19069.90                           26034.60
12/03                                                                     24874.80                           35308.10
12/04                                                                     28463.20                           41126.90

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                  1 Year        5 Year        Since Inception (3/30/95)
-----------------------------------------------------------------------------------------------------------------------
  Diversified Mid Cap Portfolio                                   14.42%         7.06%                  11.32%
-----------------------------------------------------------------------------------------------------------------------
  S&P MidCap 400 Index                                            16.48%         9.54%                  15.61%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Diversified Mid Cap Portfolio is measured against the S&P MidCap 400, an unmanaged index generally representative of the performance of the mid-sized company segment of the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 8

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. For the year, the Portfolio outperformed its benchmark, the Russell 1000 Growth Index by 0.75% (7.05% vs. 6.30%).

Q. WHY DID THE PORTFOLIO PERFORM THIS WAY?
A. Positive stock selection within the industrial cyclical, capital markets and basic material sectors led performance for the 2004 period. Adding value in the basic materials sector were Portfolio holdings in U.S. Steel and Praxair, as each company benefited from a strong resurgence in global demand for both steel and industrial gas products. Additionally, holdings in Chicago Mercantile and Google positively contributed to performance as these two IPO's, which were purchased in 2004, started out strong and continued to rise as investors placed premiums on their business models and franchises. In capital markets, Charles Schwab was another positive contributor to the Portfolio's performance, as its stock rose on a returning CEO, one who continues to execute a restructuring plan highlighted by increased focus on cost cutting and greater competitive pricing.

The Portfolio's weakest stock selection for the period was in the consumer cyclical, health services and semiconductors sectors. In health services, the stock of Omnicare, a pharmacy services company to long-term care facilities, plummeted mid year in reaction to an announced change in the Medicare reimbursement procedures, which may negatively impact company earnings. Our underweight position in Yahoo also hurt the Portfolio's performance, as the company had a tremendous year, rising more than 65% as it continued to grow its revenue and profits significantly.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period under review, management of the Portfolio was transitioned to Marc Baylin and Giri Devulapally. The portfolio manager change did not affect the Portfolio's investment objective or guidelines. At a high level, we continued to manage the Portfolio with a largely sector-neutral, style-consistent approach. Driving our investment results was the stock selection expertise of our growth Portfolio management team, who based their findings on the proven insights of our team of global equity analysts. At the stock-specific level, the Portfolio is mostly concentrated in consistent growth companies, defined as those companies with strong business franchises and reasonable valuations, along with those cyclical growers with favorable supply/demand characteristics, strong secular growers and opportunistic deep value companies. In selecting these companies, we use a systematic valuation methodology to capture both their inherent value and the momentum dynamic surrounding growth companies.

TOP 10 HOLDINGS(1)
 1.  Johnson & Johnson......  3.9%
 2.  Microsoft Corp. .......  3.7%
 3.  Procter & Gamble Co....  2.8%
 4.  Pfizer, Inc. ..........  2.7%
 5.  Dell, Inc. ............  2.5%
 6.  Home Depot, Inc. ......  2.4%
 7.  Cisco Systems, Inc. ...  2.2%
 8.  Intel Corp. ...........  2.0%
 9.  Coca-Cola Co. .........  1.9%
10.  Wal-Mart Stores,
     Inc. ..................  1.9%

     PORTFOLIO ALLOCATION(1)
Common Stocks.............  97.6%
Investment Companies......   1.8%
Other Assets in excess of
  Liabilities.............   0.6%

    TOP 5 INDUSTRIES(1)
 1.  Health Technology......  18.2%
 2.  Electronic
     Technology.............  17.9%
 3.  Technology Services....  13.9%
 4.  Finance................   9.1%
 5.  Retail Trade...........   9.0%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                 LARGE CAP GROWTH PORTFOLIO         RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
12/94                                                                     10000.00                           10000.00
12/95                                                                     12413.00                           13719.00
12/96                                                                     14482.20                           16890.80
12/97                                                                     19106.40                           22040.80
12/98                                                                     26991.70                           30572.90
12/99                                                                     34889.40                           40710.80
12/00                                                                     26878.80                           31583.50
12/01                                                                     21427.80                           25134.10
12/02                                                                     15325.10                           18124.20
12/03                                                                     19545.70                           23516.20
12/04                                                                     20925.80                           24997.70

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        10 Year
-------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio                                         7.05%        (9.72)%        7.66%
-------------------------------------------------------------------------------------------------------
  Russell 1000 Growth Index                                          6.30%        (9.29)%        9.59%
-------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Large Cap Growth Portfolio is measured against the Russell 1000 Growth Index, an unmanaged index generally representative of the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as management investment fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 10

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. Year-to-date through December 31, 2004, the Portfolio returned 7.05%, while its benchmark, the S&P Super Composite 1500 Index, returned 11.79%.

Q. WHY DID THE PORTFOLIO PERFORM THIS WAY?
A. Contributing the most to performance in 2004 was positive stock selection within the finance, network technology and semiconductors sectors. On the stock specific level, our overweight positions in Qualcomm, Motorola and Freddie Mac contributed positively to results. Qualcomm was helped by better cell phone replacement rates, better-than-expected selling prices for cell phones and improving traction in Wideband Code-Division Multiple Access, a type of digital cellular technology. In the network technology sector, Motorola benefited from increasing market share, care of Nokia, which lost market share owing to execution issues earlier in the year. The company also benefited from a raft of new products, which sold well upon introduction, and strong sales of existing products. Overall, stock selection within the semiconductor sector was very strong through the year, making it one of the strongest contributing sectors for the year.

Detracting from returns was stock selection within the retail, media and consumer cyclical sectors. In the consumer cyclical sector, our underweight position in Johnson & Johnson negatively impacted the Portfolio, as the shares of this medical products provider rose on news of its acquisition of medical devices company, Guidant. Investors saw Guidant as a nice strategic addition to J&J's product offerings, owing to its strong cardiac care franchise. In media, the Portfolio's holding in Viacom served to diminish performance, despite significant share repurchases by the company. Regardless of this underperformance, we still like Viacom, especially the new management at its Paramount film division, along with its renewed focus on its cable and radio properties, both of which support our conviction that our patience will be well rewarded over time. Also in media, our underweight position in Yahoo hurt the Portfolio's performance, as the company had a tremendous year, rising more than 65% as it continued to grow its revenue and profits significantly. In retail, our overweight position in Jones New York detracted from the Portfolio's performance; although the stock had a modest positive return for the year, it underperformed a strong sector. In particular, the market reacted negatively to its acquisition of luxury retailer Barney's.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period under review, management of the Portfolio was transitioned to Susan Bao and Helge Skibeli. The portfolio manager change did not affect the Portfolio's investment objective or guidelines. We continued to manage the Portfolio with a largely sector-neutral, style-consistent approach, which stresses effective stock selection. The focus of the Portfolio continues to be on identifying and concentrating in undervalued companies with leadership positions within their respective industries, specifically those with solid business models, high returns on capital and strong free cash.

TOP 10 HOLDINGS(1)
 1.  Citigroup, Inc. .......  4.4%
 2.  General Electric Co....  3.9%
 3.  Exxon Mobil Corp. .....  2.9%
 4.  Morgan Stanley Dean
     Witter & Co. ..........  2.9%
 5.  Tyco International
     Ltd. ..................  2.6%
 6.  Microsoft Corp. .......  2.6%
 7.  Procter & Gamble Co....  2.3%
 8.  Johnson & Johnson .....  2.1%
 9.  Viacom, Inc., Class
     B .....................  1.9%
10.  Coca-Cola Co. .........  1.8%

PORTFOLIO ALLOCATION(1)
Common Stocks.............  97.1%
Investment Companies......   3.2%
Other Assets in excess of
  Liabilities.............  (0.3)%

TOP 5 INDUSTRIES(1)
 1.  Finance................  20.5%
 2.  Health Technology......  11.3%
 3.  Electronic
     Technology.............  10.0%
 4.  Producer
     Manufacturing..........   9.5%
 5.  Consumer
     Non-Durables...........   7.8%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                DIVERSIFIED EQUITY PORTFOLIO      S&P SUPERCOMPOSITE 1500 INDEX
                                                                ----------------------------      -----------------------------
3/95                                                                        10000                              10000
12/95                                                                       11764                            12487.2
12/96                                                                     13969.8                              15285
12/97                                                                     17712.2                            20318.4
12/98                                                                     20037.9                            25666.2
12/99                                                                     21867.3                            30863.6
12/00                                                                     20913.9                            28709.3
12/01                                                                     18694.9                            25654.7
12/02                                                                     14251.2                            20187.7
12/03                                                                     17946.5                            26163.2
12/04                                                                     19210.3                            29245.2

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                  1 Year        5 Year        Since Inception (3/30/95)
-----------------------------------------------------------------------------------------------------------------------
  Diversified Equity Portfolio                                     7.05%        (2.56)%                  6.92%
-----------------------------------------------------------------------------------------------------------------------
  S&P SuperComposite 1500 Index                                   11.79%        (1.07)%                 11.64%
-----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Diversified Equity Portfolio is measured against the S&P SuperComposite 1500 index, an unmanaged index consisting of those stocks making up the S&P 500, S&P Mid Cap 400, and the S&P Small Cap 600 Indices representing approximately 87% of the total US equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 12

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. For the year ended December 31, 2004, the Equity Index Portfolio posted a total return of 10.34%, compared to a total return of 10.87% for the S&P 500 Index(1), the unmanaged group of stocks the Portfolio seeks to track. By strictly following our benchmark positions and weightings, and remaining fully invested throughout the year, we were able to closely track the index's performance before fees.

Q. WHAT LED TO THE GOOD RETURNS AMONG STOCKS?
A. A quick and decisive resolution to the November 2004 presidential election reassured investors who had worried about a repeat of the 2000 election debacle. Investors displayed a confidence that pushed stock prices ahead. In addition, good corporate earnings growth continued to provide a positive backdrop for stock market growth.

Q. WHICH SECTORS OFFERED NOTABLE PERFORMANCE?
A. The energy minerals and health services sectors were the best-performing market segments for the year, each posting returns of approximately 30%. Only two sectors generated negative results -- electronic technology was down 0.79%, and health technology was off 1.86% for the year.

TOP 10 HOLDINGS(1)
 1.  General Electric
     Co. ...................  3.4%
 2.  Exxon Mobil Corp. .....  2.9%
 3.  Microsoft Corp. .......  2.5%
 4.  Citigroup, Inc. .......  2.2%
 5.  Wal-Mart Stores,
     Inc. ..................  1.9%
 6.  Pfizer, Inc. ..........  1.8%
 7.  Bank of America
     Corp. .................  1.7%
 8.  Johnson & Johnson......  1.6%
 9.  American International
     Group, Inc. ...........  1.5%
10.  International Business
     Machines Corp. ........  1.4%

PORTFOLIO ALLOCATION(1)
Common Stocks.............  98.5%
Investment Companies......   0.2%
U.S. Treasury
  Obligations.............   0.1%
Other Assets in excess of
  Liabilities.............   1.2%

TOP 5 INDUSTRIES(1)
 1.  Finance................  20.2%
 2.  Electronic
     Technology.............  11.4%
 3.  Health Technology......  10.2%
 4.  Producer
     Manufacturing..........   7.7%
 5.  Consumer Non-Durable...   7.5%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                   EQUITY INDEX PORTFOLIO                 S&P 500 INDEX
                                                                   ----------------------                 -------------
5/98                                                                      10000.00                           10000.00
12/98                                                                     11052.00                           11171.30
12/99                                                                     13385.10                           13521.80
12/00                                                                     12116.20                           12289.90
12/01                                                                     10621.00                           10829.90
12/02                                                                      8233.43                            8436.49
12/03                                                                     10537.10                           10856.10
12/04                                                                     11626.70                           12037.20

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        Since Inception (5/1/98)
------------------------------------------------------------------------------------------------------------------------
  Equity Index Portfolio                                            10.34%        (2.78)%                 2.29%
------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                     10.87%        (2.30)%                 2.82%
------------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Equity Index Portfolio is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 14

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. For the year ended December 31, 2004, the One Group Balanced Portfolio returned 5.73%.

Q. WHY DID THE PORTFOLIO PERFORM THIS WAY?
A. Over the course of the year, short-term yields increased as the Federal Reserve raised the federal funds rate several times. Intermediate yields decreased and longer maturity yields declined. The change in the relationship between shorter and longer yields was beneficial to the Portfolio's fixed income holdings, given our focus on longer maturity bonds. The Portfolio's holdings of mortgage-backed securities were also beneficial as they outperformed most other sectors in the Portfolio's benchmark. Duration had a very slight negative impact on performance, as the Portfolio's fixed income holdings were longer than its benchmark during periods of rising rates. An overweight of longer maturity bonds had a beneficial impact as they performed much better than short or intermediate bonds. Although the 10-year Treasury yield finished 2004 at nearly the same level as it began the year, we believe that, with inflation creeping higher and the prospect of at least another 100 basis points of Fed tightening, longer-term Treasury yields will likely rise in 2005.

After strong equity performance in the past few months, we have become more cautious about equity returns in 2005. Although equity valuations look more attractive relative to bonds, when considering that interest rates appear to be rising and corporate profits are at very high levels, the market multiples do not look especially compelling at this time. Our forecast for 2005 is for positive high-single digit gains in equities likely carried by earnings growth (as opposed to multiple expansion), albeit at more moderate levels than we saw in 2004.

Q. HOW WAS THE PORTFOLIO MANAGED?
A. During the period of review, there were changes in the portfolio management team for the Portfolio. Anne Lester and a team of portfolio managers and analysts manage the portfolio construction, investment strategy selection and asset allocation for the overall Portfolio, while Scott Grimshaw continued to serve as portfolio manager primarily responsible for the fixed-income portion of the Portfolio.

Our fixed income Portfolio strategy is fairly neutral on risk. As such, we expect to trade duration and curve positions tactically. We believe that supportive technicals in the mortgage market should persist and that valuations will be extremely tight; therefore, we expect to trade actively around a neutral position. In investment grade credit, we favor a neutral position, with a bias towards higher yielding names, as spreads remain at extremely tight levels. We believe structured credit (ABS, CMBS) should perform well, despite the risk of a widening in swap spreads.

Despite worries over fading profit growth, rising interest rates, a falling dollar and high energy prices, 2004 ended with strong performance from the major U.S. equity indices. Aiding a sharp, year-end rally were the swift and decisive outcome of the U.S. presidential election and a decline in the price of oil. Continued strong corporate profit growth and low longer-term interest rates also helped the equity markets. In the U.S., the pattern of growth is expected to shift from the household to the corporate sector, with a revival in investment spending. This is likely to be accompanied by higher U.S. interest rates and yields, with scope for an eventual resumption of dollar weakness.

In line with our equity strategy, we look to add value through a research driven selection process that emphasizes stocks that we believe to be undervalued relative to their long-term potential, regardless of their sector.

PORTFOLIO ALLOCATION(1)
Common Stock................................................  60.2%
Government Agencies.........................................  13.1%
Corporate Bonds.............................................  12.8%
U.S. Treasuries.............................................   9.1%
Investment Companies........................................   2.3%
Asset Backed Securities.....................................   0.9%
Collateralized Mortgage Obligations.........................   0.8%
Other Assets in excess of Liabilities.......................   0.8%

TOP 5 EQUITY INDUSTRIES(1)
 1.  Finance.....................................................  12.5%
 2.  Health Technology...........................................   6.5%
 3.  Electronic Technology.......................................   6.4%
 4.  Producer Manufacturing......................................   5.7%
 5.  Consumer Non-Durables.......................................   4.9%

TOP 5 FIXED INCOME SECTORS(1)
 1.  Corporate Bonds.............................................  12.8%
 2.  Federal Home Loan Mortgage Corporation......................   6.8%
 3.  Federal National Mortgage Association.......................   5.8%
 4.  U.S. Treasury Bonds.........................................   5.6%
 5.  U.S. Treasury Strips........................................   1.3%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                          Value of $10,000 Investment
[GRAPH]

                                                                                                               LEHMAN BROTHERS
                                                                                     LIPPER BALANCED FUNDS    GOVERNMENT/CREDIT
                                        BALANCED PORTFOLIO       S&P 500 INDEX               INDEX                BOND INDEX
                                        ------------------       -------------       ---------------------    -----------------
12/94                                          10000                  10000                   10000                  10000
12/95                                          12069                  13758                   12488                  11924
12/96                                        13507.6                16916.8                 14118.9                  12271
12/97                                        16600.9                22560.3                 16986.5                13467.4
12/98                                          19770                  29008                 19548.1                14742.8
12/99                                        21391.1                35111.3                 21307.4                14425.8
12/00                                        21744.1                31912.7                 21820.9                16133.8
12/01                                        20967.8                28121.4                 21113.9                17506.8
12/02                                        18518.8                21906.6                 18854.7                19436.1
12/03                                          21704                28189.4                 22614.3                20345.7
12/04                                        22948.9                31256.4                 24645.1                21198.2

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        10 Year
-------------------------------------------------------------------------------------------------------
  Balanced Portfolio                                                 5.73%         1.41%          8.66%
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                     10.87%        (2.30)%        12.07%
-------------------------------------------------------------------------------------------------------
  Lehman Brothers Government/Credit Bond Index                       4.19%        8.00%           7.80%
-------------------------------------------------------------------------------------------------------
  Lipper Balanced Funds Index                                        8.98%         2.95%          9.44%
-------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower. The table above compares the average annual return of the Portfolio, which holds a mix of stocks, bonds and other debt securities to an unmanaged, broad-based index (i.e., the S&P 500 Index) as well as supplemental indices for the periods indicated.

The performance of the Balanced Portfolio is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

The Lipper Balanced Funds Index is a blended index consisting of both stock and bonds with a typical stock-to-bond ratio of around 60% to 40%. The Lehman Intermediate Government/Credit Index is an unmanaged index composed of debt securities with maturities from one to ten years issued or guaranteed by the U.S. Treasury, U.S. Government agencies, and quasi-federal corporations.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 16

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. For the one-year period ended December 31, 2004, the Bond Portfolio posted a total return of 4.13%. This compared similarly to the total return of the portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, which returned 4.34% for the year.

Q. HOW WOULD YOU CHARACTERIZE THE BOND MARKET'S PERFORMANCE IN 2004?
A. Three key investment themes prevailed throughout the year: a flattening of the yield curve, as shorter-term rates increased and longer-term rates remained relatively stable; spread compression, as the differences in yield (spreads) between Treasury and non-Treasury sectors tightened; and the outperformance of lower-quality credit sectors.

All of the non-Treasury sectors outperformed comparable-duration Treasuries throughout the year. Corporate bonds were the best performers, followed by mortgage and asset-backed securities. Within the corporate sector, lower-rated securities fared the best in 2004, as investors sought yield. In the investment-grade universe, bonds in the BBB-rated segment were the top performers for the year.

Q. TO WHAT DO YOU ATTRIBUTE THE PORTFOLIO'S PERFORMANCE?
A. We continued to overweight mortgages and asset-backed securities during the year, which affected performance in 2004. Security selection, particularly within the mortgage sector, was a driver of the Portfolio's performance. We also continued to underweight corporate bonds, and within the corporate sector we maintained a high-quality bias. This strategy was a drag on overall performance. In particular, our underweight in BBB-rated bonds detracted from results.

Q. DID YOUR DURATION STRATEGY INFLUENCE PERFORMANCE?
A. Consistent with our philosophy of de-emphasizing duration (sensitivity to interest rate changes), we kept the Portfolio's duration within 10% of the benchmark's. At year end, the Portfolio's duration was 4.2 years, compared to
4.3 years for the benchmark. As such, duration was neutral in terms of relative performance.

MATURITY DISTRIBUTION(1)
Less than one year............17.9%
Years 1-5.....................44.1%
Years 6-10....................28.5%
Years 11-20....................8.4%
Years 20+......................1.1%
Average Years to Maturity.......4.8 years
Duration..................4.2 years

TOP 5 SECTORS(1)
 1.  U.S. Government Agency
      Mortgages.............  40.5%
 2.  U.S. Treasury
      Obligations...........  18.2%
 3.  Corporate Bonds........  14.5%
 4.  Collateralized Mortgage
      Obligations...........  10.1%
 5.  Asset Backed
      Securities............   1.6%

QUALITY BREAKDOWN(1)
(AVERAGE QUALITY AAA)
AAA Government/Agency.......  85.4%
AA..........................   2.0%
A...........................   6.9%
BBB.........................   5.4%
BBB/NR......................   0.3%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE   LIPPER INTERMEDIATE U.S.
                                                     BOND PORTFOLIO                BOND INDEX               GOVERNMENT INDEX
                                                     --------------         -------------------------   ------------------------
5/97                                                       10000                      10000                       10000
12/97                                                      10826                      10864                       10763
12/98                                                    11761.4                      11808                       11642
12/99                                                    11584.9                      11712                       11481
12/00                                                    13009.9                      13073                       12763
12/01                                                    14161.3                      14176                       13729
12/02                                                      15576                      15630                       14978
12/03                                                    16178.8                      16272                       15307
12/04                                                    16848.9                      16978                       15743

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                              1 Year        5 Year            Since Inception (5/1/97)
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                               4.13%        7.78%                      7.04%
----------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregated Bond Index                        4.34%        7.71%                      7.30%
----------------------------------------------------------------------------------------------------------------------
  Lipper Intermediate U.S. Government Index                    2.85%        6.69%                      6.21%
----------------------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Bond Portfolio is measured against the Lehman Brothers Aggregated Bond Index, an unmanaged index generally representative of the bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 18

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

Q. HOW DID THE PORTFOLIO PERFORM?
A. For the year ended December 31, 2004, the Government Bond Portfolio posted a total return of 4.64%. This compares favorably with the 3.48% total return for the Portfolio's benchmark, the Lehman Brothers Government Bond Index.

Q. HOW WOULD YOU CHARACTERIZE THE BOND MARKET OF 2004?
A. As short-term interest rates slowly moved upward throughout the year, longer-term rates moved in a see-saw pattern from quarter to quarter. Although the year began with the economy growing at a healthy pace, driven primarily by consumer consumption and productivity growth, there were concerns that a slowdown was imminent. This caused interest rates to decline in the first quarter. But that sentiment was short lived, as employment and inflation figures showed unexpected increases during the second quarter. This led to significant upward movements in interest rates and a long-awaited change in Federal Reserve monetary policy.

In the third quarter, the economy remained on its growth track, and the Federal Reserve continued to raise the federal funds rate in a "measured" fashion. But, as oil prices began a rapid surge upward, inflation fears mounted, which led to renewed concerns of an economic slowdown and a decline in interest rates.

As we moved into the fourth quarter, an increase in business spending meant the still-growing U.S. economy was no longer supported solely by consumer consumption. Employment and inflation continued their modest moves upward. The Federal Reserve implemented two 25-basis-point rate hikes, and longer-term rate volatility subsided.

Q. HOW DID THE PORTFOLIO PERFORM IN THIS CLIMATE?
A. The Portfolio outperformed during the year, primarily due to its greater exposure to mortgage-backed securities. In particular, exposure to collateralized mortgage obligations, or CMOs, led to good relative performance for the year.

Q. WHAT WERE YOUR PRIMARY STRATEGIES DURING THE YEAR?
A. Our ongoing strategy is to maximize total return while maintaining a stable duration of approximately five years. We attempt to do this while investing only in securities that are directly or indirectly guaranteed by the U.S. government.

Our goal is to seek returns primarily from income, and we attempt to do that by investing a significant portion of the portfolio in mortgage-backed securities that represent good value. Because mortgage-backed durations tend to fluctuate with changes in interest rates, we constantly adjust the duration of the portfolio's holdings to maintain a duration of approximately five years. Generally, this strategy is successful when undervalued mortgage securities appreciate to their fair value and when interest rate volatility remains low to moderate.

MATURITY DISTRIBUTION(1)
Less than one year............ 7.9%
Years 1-5.....................43.9%
Years 6-10....................25.7%
Years 11-20...................21.6%
Years 20+..................... 0.9%
Average Years to Maturity.......6.7 Years
Duration..................5.2 Years
SECTOR DISTRIBUTION(1)
U.S. Government Agency
  Mortgages.................  56.0%
U.S. Treasury Obligations...  25.1%
Securities Lending
  Collateral................  19.1%
U.S. Government Agency
  Securities................  14.1%
Investment Companies........   2.7%
QUALITY BREAKDOWN(1)
(AVERAGE QUALITY AAA)
AAA Government/Agency........ 99.3%
AA.............................0.7%

--------------------------------------------------------------------------------

(1) As of December 31, 2004. The Portfolio's composition is subject to change. Percentages based on net assets.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

[GRAPH]                   Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS           LIPPER GENERAL U.S.
                                                GOVERNMENT BOND PORTFOLIO     GOVERNMENT BOND INDEX       GOVERNMENT FUND INDEX
                                                -------------------------     ---------------------       ---------------------
12/94                                                   10000.00                    10000.00                    10000.00
12/95                                                   11669.00                    11833.00                    11692.00
12/96                                                   11982.90                    12160.80                    11944.50
12/97                                                   13141.60                    13325.80                    13032.70
12/98                                                   14103.60                    14638.40                    14055.80
12/99                                                   13918.90                    14309.00                    13680.50
12/00                                                   15589.10                    16202.10                    15304.30
12/01                                                   16688.10                    17375.10                    16325.10
12/02                                                   18734.10                    19373.30                    17954.40
12/03                                                   19210.00                    19832.40                    18266.80
12/04                                                   20101.10                    20522.60                    18880.60

              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------------------------------
                                                                    1 Year        5 Year        10 Year
-------------------------------------------------------------------------------------------------------
  Government Bond Portfolio                                          4.64%         7.63%         7.23%
-------------------------------------------------------------------------------------------------------
  Lehman Brothers Government Bond Index                              3.48%         7.47%         7.46%
-------------------------------------------------------------------------------------------------------
  Lipper General U.S. Government Fund Index                          3.35%         6.65%         6.56%
-------------------------------------------------------------------------------------------------------

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date; without the waiver, total return would have been lower.

The performance of the Government Bond Portfolio is measured against the Lehman Brothers Government Bond Index, an unmanaged market weighted index that encompasses U.S. treasury and agency securities with maturities between five and ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

The Lipper Intermediate U.S. Government Index consists of the equally weighted average monthly returns of the largest funds within the universe of all funds in the category.

Please refer to the prospectus and the accompanying financial statements for more information about the Portfolio.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 20

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)       SECURITY DESCRIPTION       VALUE($)
-----------   ---------------------------  -----------
COMMON STOCKS (96.4%):
Commercial Services (3.5%):
     29,400   Alliance Data Systems Corp.
                (b)......................    1,395,912
     31,200   Dun & Bradstreet Corp.
                (b)......................    1,861,080
     38,340   Manpower, Inc. (d).........    1,851,822
     94,250   Nextel Partners, Inc.,
                Class A (b) (d)..........    1,841,645
                                           -----------
                                             6,950,459
                                           -----------
Consumer Durables (4.5%):
     44,750   Brunswick Corp. ...........    2,215,124
     26,100   Centex Corp. ..............    1,555,038
      8,600   Harman International
                Industries, Inc. ........    1,092,200
     23,750   HNI Corp. .................    1,022,438
     15,850   Mohawk Industries, Inc.
                (b)......................    1,446,313
     22,200   Polaris Industries,
                Inc. ....................    1,510,044
                                           -----------
                                             8,841,157
                                           -----------
Consumer Non-Durables (1.3%):
     44,050   Coach, Inc. (b)............    2,484,420
                                           -----------
Consumer Services (5.9%):
     99,150   Caesars Entertainment, Inc.
                (b)......................    1,996,881
     27,395   Cheesecake Factory, Inc.
                (b)......................      889,516
     39,800   Education Management Corp.
                (b)......................    1,313,798
     88,900   Hilton Hotels Corp. .......    2,021,586
     20,570   International Speedway
                Corp., Class A...........    1,086,096
     26,300   MGM Grand, Inc. (b) (d)....    1,913,062
     20,400   Royal Caribbean Cruises
                Ltd. (d).................    1,110,576
      1,370   Washington Post Co., Class
                B........................    1,346,737
                                           -----------
                                            11,678,252
                                           -----------
Distribution Services (1.0%):
     28,680   CDW Corp. .................    1,902,918
                                           -----------
Electronic Technology (19.2%):
     40,100   Altera Corp. (b)...........      830,070
     89,250   Amphenol Corp., Class A
                (b)......................    3,279,044
     16,900   Apple Computer, Inc. (b)...    1,088,360
     77,700   Arrow Electronics, Inc.
                (b)......................    1,888,110
     97,800   Avaya, Inc. (b)............    1,682,160
     60,600   Broadcom Corp., Class A
                (b)......................    1,956,168
     18,600   Cognizant Technology
                Solutions Corp. (b)
                (d)......................      787,338
     43,600   Comverse Technology, Inc.
                (b)......................    1,066,020
     21,640   Diebold, Inc. .............    1,205,997

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)       SECURITY DESCRIPTION       VALUE($)
-----------   ---------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
     63,200   Flextronics International
                Ltd. (b) (d).............      873,424
     15,100   Harris Corp. ..............      933,029
     56,100   Jabil Circuit, Inc. (b)....    1,435,038
     50,500   Juniper Networks, Inc.
                (b)......................    1,373,095
     22,400   KLA-Tencor Corp. (b).......    1,043,392
     19,100   L-3 Communications
                Holdings, Inc. (d).......    1,398,884
     47,910   Lam Research Corp. (b).....    1,385,078
     36,750   Linear Technology Corp.
                (d)......................    1,424,430
     60,515   Microchip Technology,
                Inc. ....................    1,613,330
     40,750   NCR Corp. (b)..............    2,821,123
     50,700   Network Appliance, Inc.
                (b)......................    1,684,254
     27,700   Precision Castparts
                Corp. ...................    1,819,336
     35,000   Rockwell Collins...........    1,380,400
     28,300   Rockwell International
                Corp. ...................    1,402,265
    110,000   Xerox Corp. (b)............    1,871,100
     26,000   Zebra Technologies Corp.,
                Class A (b)..............    1,463,280
                                           -----------
                                            37,704,725
                                           -----------
Energy Minerals (3.1%):
     43,900   Consol Energy, Inc. .......    1,802,095
     16,130   Murphy Oil Corp. ..........    1,297,659
     55,900   Talisman Energy, Inc.
                (d)......................    1,507,064
     43,395   XTO Energy, Inc. ..........    1,535,315
                                           -----------
                                             6,142,133
                                           -----------
Finance (8.0%):
     15,700   AMBAC Financial Group,
                Inc. ....................    1,289,441
     76,100   AmeriCredit Corp. (b)......    1,860,645
    116,300   Ameritrade Holdings Corp.
                (b) (d)..................    1,653,786
     36,456   ChoicePoint, Inc. (b)......    1,676,611
     43,900   CIT Group, Inc. ...........    2,011,498
     20,200   Doral Financial Corp.
                (d)......................      994,850
     22,380   Legg Mason, Inc. ..........    1,639,559
     64,200   North Fork Bancorp,
                Inc. ....................    1,852,170
      1,871   Westamerica Bancorp........      109,098
     34,100   Willis Group Holdings
                Ltd. ....................    1,403,897
     19,450   Zions Bancorp..............    1,323,184
                                           -----------
                                            15,814,739
                                           -----------
Health Services (8.1%):
     15,400   Aetna, Inc. ...............    1,921,150
     69,011   Caremark Rx, Inc. (b)......    2,721,104
     23,050   Covance, Inc. (b)..........      893,188
     28,105   Coventry Health Care, Inc.
                (b)......................    1,491,813
     74,600   Davita, Inc. (b) (d).......    2,948,937

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)       SECURITY DESCRIPTION       VALUE($)
-----------   ---------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Services, continued:
     28,500   Laboratory Corp. of America
                Holdings (b).............    1,419,870
     32,600   Manor Care, Inc. ..........    1,155,018
     58,850   Omnicare, Inc. ............    2,037,387
     36,500   Triad Hospitals, Inc.
                (b)......................    1,358,165
                                           -----------
                                            15,946,632
                                           -----------
Health Technology (12.7%):
     23,050   Bausch & Lomb, Inc. .......    1,485,803
     25,610   Beckman Coulter, Inc. .....    1,715,614
     36,650   Biomet, Inc. ..............    1,590,244
     68,250   Celgene Corp. (b) (d)......    1,810,673
     47,150   Cytyc Corp. (b) (d)........    1,299,926
     27,470   Dentsply International,
                Inc. ....................    1,543,814
     38,400   Eon Labs, Inc. (b) (d).....    1,036,800
     38,150   Fisher Scientific
                International, Inc. (b)
                (d)......................    2,379,796
     25,550   Genzyme Corp. (b) (d)......    1,483,689
     21,300   Invitrogen Corp. (b) (d)...    1,429,869
     32,400   OSI Pharmaceuticals, Inc.
                (b) (d)..................    2,425,139
     38,630   Sepracor, Inc. (b) (d).....    2,293,462
     43,400   St. Jude Medical, Inc.
                (b)......................    1,819,762
     65,750   Valeant Pharmaceuticals,
                Inc. ....................    1,732,513
     11,400   Zimmer Holdings, Inc.
                (b)......................      913,368
                                           -----------
                                            24,960,472
                                           -----------
Industrial Services (4.5%):
     17,600   BJ Services Co. ...........      819,104
     43,550   Harsco Corp. ..............    2,427,477
     39,410   Jacobs Engineering Group,
                Inc. (b).................    1,883,404
     41,150   Noble Corp. (b) (d)........    2,046,801
     34,700   Patterson-UTI Energy,
                Inc. ....................      674,915
     19,370   Smith International, Inc.
                (b)......................    1,053,922
                                           -----------
                                             8,905,623
                                           -----------
Process Industries (0.7%):
     41,000   Donaldson Co., Inc. (d)....    1,335,780
                                           -----------
Producer Manufacturing (3.3%):
     41,200   Autoliv, Inc. .............    1,989,960
     23,690   Hubbell, Inc., Class B.....    1,238,987
     21,850   ITT Industries, Inc. ......    1,845,233
     22,000   Oshkosh Truck Corp. (d)....    1,504,360
                                           -----------
                                             6,578,540
                                           -----------
Retail Trade (8.0%):
     42,800   Abercrombie & Fitch Co.,
                Class A (d)..............    2,009,460
     33,100   Advance Auto Parts, Inc.
                (b)......................    1,445,808
     32,000   Carmax, Inc. (b)...........      993,600
     33,800   Chico's FAS, Inc. (b)
                (d)......................    1,538,914

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)       SECURITY DESCRIPTION       VALUE($)
-----------   ---------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
    111,050   Circuit City Stores, Inc.
                (d)......................    1,736,822
     40,860   Claire's Stores, Inc. .....      868,275
     27,280   Fastenal Co. (d)...........    1,679,357
     88,800   Foot Locker, Inc. .........    2,391,384
     36,410   Petsmart, Inc. ............    1,293,647
     56,950   RadioShack Corp. ..........    1,872,516
                                           -----------
                                            15,829,783
                                           -----------
Technology Services (9.6%):
     39,000   Adobe Systems, Inc. .......    2,446,859
     37,400   Affiliated Computer
                Services, Inc., Class A
                (b) (d)..................    2,251,106
     29,900   Ask Jeeves, Inc. (b) (d)...      799,825
     46,700   Checkfree Corp. (b) (d)....    1,778,336
     45,000   Cognos, Inc. (b)...........    1,982,700
     63,350   Computer Associates
                International, Inc. .....    1,967,651
     36,800   Fiserv, Inc. (b) (d).......    1,478,992
      7,100   Getty Images, Inc. (b)
                (d)......................      488,835
     34,235   National Instruments Corp.
                (d)......................      932,904
     46,700   Tech Data Corp. (b)........    2,120,180
     48,000   Verisign, Inc. (b).........    1,608,960
     28,500   West Corp. (b).............      943,635
                                           -----------
                                            18,799,983
                                           -----------
Transportation (2.0%):
     34,500   C.H. Robinson Worldwide,
                Inc. ....................    1,915,440
     37,060   Expeditors International of
                Washington, Inc. ........    2,070,913
                                           -----------
                                             3,986,353
                                           -----------
Utilities (1.0%):
     32,260   Equitable Resources,
                Inc. ....................    1,956,892
                                           -----------
  Total Common Stocks                      189,818,861
                                           -----------
INVESTMENT COMPANIES (2.9%):
  5,655,400   One Group Prime Money
                Market Fund, Class I
                (c)......................    5,655,400
                                           -----------
  Total Investment Companies                 5,655,400
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (16.2%):
 31,874,025   Pool of various securities
                for One Group Equity
                Funds -- footnote 2
                (Securities Lending).....   31,874,025
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         31,874,025
                                           -----------
Total (Cost $188,912,485) (a)              227,348,286
                                           ===========

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 22

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

------------
Percentages indicated are based on net assets of $196,842,452.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $39,005,265
                   Unrealized depreciation......................     (569,464)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $38,435,801
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS (93.9%):
Commercial Services (0.9%):
    20,400   Adesa, Inc. ................      432,888
     6,900   Allete, Inc. (d)............      253,575
    17,600   Valassis Communications,
               Inc. (b)..................      616,176
                                           -----------
                                             1,302,639
                                           -----------
Consumer Durables (2.9%):
    15,100   Centex Corp. (d)............      899,658
    13,900   Fortune Brands, Inc. .......    1,072,802
    13,100   HNI Corp. ..................      563,955
    13,600   Lennar Corp. (d)............      770,848
     7,800   Mohawk Industries, Inc.
               (b).......................      711,750
                                           -----------
                                             4,019,013
                                           -----------
Consumer Non-Durables (7.2%):
    21,500   Brown-Forman Corp., Class
               B.........................    1,046,620
    11,600   Clorox Co. .................      683,588
    13,200   Columbia Sportswear Co. (b)
               (d).......................      786,852
    18,600   Constellation Brands, Inc.,
               Class A (b) (d)...........      865,086
    38,600   Dean Foods Co. (b)..........    1,271,870
    29,600   Hormel Foods Corp. .........      927,960
    16,600   International Flavors &
               Fragrances, Inc. .........      711,144
    62,300   PepsiAmericas, Inc. ........    1,323,252
    13,400   The J.M. Smucker Co. .......      630,738
    30,700   V.F. Corp. .................    1,700,166
                                           -----------
                                             9,947,276
                                           -----------
Consumer Services (9.2%):
    19,700   Alltel Corp. ...............    1,157,572
    27,500   Applebee's International,
               Inc. .....................      727,375
    43,100   Belo Corp., Class A.........    1,130,944
    14,300   Brookfield Properties
               Corp. ....................      534,820
    39,100   CenturyTel, Inc. ...........    1,386,877
     7,500   Choice Hotels International,
               Inc. .....................      435,000
    30,100   Dex Media, Inc. (d).........      751,296
    18,900   E.W. Scripps Co., Class A...      912,492
    31,600   Hilton Hotels Corp. ........      718,584
     7,100   Knight-Ridder, Inc. ........      475,274
    28,900   Mandalay Resort Group.......    2,035,427
    23,500   Outback Steakhouse, Inc.
               (d).......................    1,075,830
     8,500   PartnerRe Ltd. .............      526,490
    11,800   Telephone & Data Systems,
               Inc. .....................      908,010
                                           -----------
                                            12,775,991
                                           -----------
Electronic Technology (3.0%):
    46,500   Arrow Electronics, Inc. (b)
               (d).......................    1,129,950

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    11,800   Diebold, Inc. (d)...........      657,614
    18,860   Harris Corp. ...............    1,165,359
     9,300   L-3 Communications Holdings,
               Inc. (d)..................      681,132
     6,300   Lexmark International, Inc.,
               Class A (b)...............      535,500
                                           -----------
                                             4,169,555
                                           -----------
Energy Minerals (4.5%):
    32,880   Arch Coal, Inc. ............    1,168,555
    10,900   Ashland, Inc. ..............      636,342
    30,924   Devon Energy Corp. .........    1,203,562
    10,800   Houston Exploration Co.
               (b).......................      608,148
    10,000   Newfield Exploration Co.
               (b).......................      590,500
    38,500   Pioneer Natural Resources
               Co. ......................    1,351,350
    14,060   Valero Energy Corp. ........      638,324
                                           -----------
                                             6,196,781
                                           -----------
Finance (27.3%):
    20,900   AMB Property Corp. .........      844,151
    36,700   American Financial Realty
               Trust (d).................      593,806
    20,000   Associated Banc Corp. ......      664,200
    46,100   Assurant, Inc. .............    1,408,355
    31,800   Banknorth Group, Inc. (d)...    1,163,880
    20,200   Cincinnati Financial
               Corp. ....................      894,052
    40,500   Compass Bancshares, Inc. ...    1,971,135
    12,100   Cousins Properties, Inc. ...      366,267
    15,900   Cullen/Frost Bankers,
               Inc. .....................      772,740
   112,300   E*Trade Group, Inc. (b).....    1,678,885
    17,600   Everest Re Group Ltd. ......    1,576,256
    40,502   Fidelity National Financial,
               Inc. .....................    1,849,726
    21,200   Golden West Financial
               Corp. ....................    1,302,104
    18,600   Independence Community Bank
               Corp. (d).................      791,988
    17,100   IPC Holdings Ltd. ..........      744,021
     6,300   Kimco Realty Corp. (d)......      365,337
    12,600   Legg Mason, Inc. (d)........      923,076
    25,520   Liberty Property Trust
               (d).......................    1,102,464
     8,000   M & T Bank Corp. ...........      862,720
    21,030   MBIA, Inc. (d)..............    1,330,778
    25,000   Mercantile Bankshares
               Corp. ....................    1,305,000
    10,400   MGIC Investment Corp. ......      716,664
    37,550   North Fork Bancorp, Inc. ...    1,083,318
    17,200   Northern Trust Corp. .......      835,576
    67,350   Old Republic International
               Corp. ....................    1,703,955
    23,000   PMI Group, Inc. ............      960,250
    25,300   Principal Financial Group...    1,035,782

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 24

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    18,800   Protective Life Corp. ......      802,572
    14,500   PS Business Parks, Inc. ....      653,950
    22,100   Radian Group, Inc. .........    1,176,604
    60,700   Sovereign Bancorp, Inc.
               (d).......................    1,368,785
    14,800   StanCorp Financial Group,
               Inc. .....................    1,221,000
    29,000   TCF Financial Corp. (d).....      932,060
    28,300   United Dominion Realty
               Trust, Inc. ..............      701,840
    19,700   Willis Group Holdings
               Ltd. .....................      811,049
    16,000   Zions Bancorp...............    1,088,480
                                           -----------
                                            37,602,826
                                           -----------
Health Services (4.3%):
    24,500   Coventry Health Care, Inc.
               (b).......................    1,300,460
    30,800   IMS Health, Inc. ...........      714,868
    18,700   Manor Care, Inc. ...........      662,541
    30,100   Omnicare, Inc. .............    1,042,062
     6,500   Quest Diagnostics, Inc. ....      621,075
    14,300   Renal Care Group, Inc.
               (b).......................      514,657
    27,700   Triad Hospitals, Inc. (b)...    1,030,717
                                           -----------
                                             5,886,380
                                           -----------
Industrial Services (3.3%):
    43,300   Grant Prideco, Inc. (b)
               (d).......................      868,165
    14,500   Harsco Corp. ...............      808,230
    20,700   National-Oilwell, Inc. (b)
               (d).......................      730,503
    36,000   Republic Services, Inc. ....    1,207,440
    33,500   Varco International, Inc.
               (b).......................      976,525
                                           -----------
                                             4,590,863
                                           -----------
Non-Energy Minerals (1.7%):
    13,800   Florida Rock Industries,
               Inc. .....................      821,514
    15,900   Rayonier, Inc. .............      777,669
    14,100   Vulcan Materials Co. .......      770,001
                                           -----------
                                             2,369,184
                                           -----------
Process Industries (5.2%):
    19,500   Albemarle Corp. ............      754,845
    17,300   Ball Corp. .................      760,854
    22,680   Cabot Corp. ................      877,262
    25,800   Lubrizol Corp. .............      950,988
     9,200   Minerals Technologies,
               Inc. .....................      613,640
    30,900   Pactiv Corp. (b) (d)........      781,461
    52,240   RPM International, Inc.
               (d).......................    1,027,039
     9,900   Sigma-Aldrich Corp. (d).....      598,554
    17,000   Valspar Corp. ..............      850,170
                                           -----------
                                             7,214,813
                                           -----------
Producer Manufacturing (4.8%):
    16,000   American Standard Cos., Inc.
               (b).......................      661,120

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
    24,800   Borg Warner, Inc. ..........    1,343,416
    15,900   Carlisle Cos., Inc. ........    1,032,228
     9,300   Cooper Industries Ltd.,
               Class A...................      631,377
    11,700   Crane Co. ..................      337,428
    15,100   Lear Corp. .................      921,251
    23,800   Pentair, Inc. ..............    1,036,728
    21,600   Trinity Industries, Inc.
               (d).......................      736,128
                                           -----------
                                             6,699,676
                                           -----------
Retail Trade (7.0%):
    21,000   Advance Auto Parts, Inc.
               (b).......................      917,280
    48,000   AutoNation, Inc. (b)........      922,080
    14,700   AutoZone, Inc. (b) (d)......    1,342,257
    42,100   Family Dollar Stores,
               Inc. .....................    1,314,783
    23,700   May Department Stores Co.
               (d).......................      696,780
   103,600   Saks, Inc. (d)..............    1,503,236
     8,400   Sherwin-Williams Co. .......      374,892
    22,300   Tiffany & Co. ..............      712,931
    58,900   TJX Cos., Inc. .............    1,480,157
    11,400   Tuesday Morning Corp. (b)
               (d).......................      349,182
                                           -----------
                                             9,613,578
                                           -----------
Technology Services (1.7%):
    12,800   Affiliated Computer
               Services, Inc., Class A
               (b) (d)...................      770,432
    29,100   Computer Associates
               International, Inc. (d)...      903,846
    31,200   Interactive Data Corp.
               (b).......................      678,288
                                           -----------
                                             2,352,566
                                           -----------
Transportation (1.5%):
    23,300   EGL, Inc. (b) (d)...........      696,437
    22,100   J.B. Hunt Transport
               Services, Inc. ...........      991,185
     6,800   United Defense Industries,
               Inc. (b)..................      321,300
                                           -----------
                                             2,008,922
                                           -----------
Utilities (9.4%):
    33,400   Black Hills Corp. ..........    1,024,712
    24,700   Consolidated Edison,
               Inc. .....................    1,080,625
     8,400   Dominion Resources, Inc. ...      569,016
    38,600   Energy East Corp. ..........    1,029,848
    14,300   Equitable Resources,
               Inc. .....................      867,438
    21,480   Hawaiian Electric
               Industries, Inc. (d)......      626,142
    14,900   Kinder Morgan, Inc. ........    1,089,637
    44,220   MDU Resources Group, Inc.
               (d).......................    1,179,790
    20,800   Northeast Utilities.........      392,080
    17,490   NSTAR (d)...................      949,357
    27,500   Oneok, Inc. ................      781,550

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    15,500   Scana Corp. ................      610,700
    26,200   Sempra Energy...............      961,016
    22,800   Westar Energy, Inc. ........      521,436
    37,000   Wisconsin Energy Corp. .....    1,247,270
                                           -----------
                                            12,930,617
                                           -----------
  Total Common Stocks                      129,680,680
                                           -----------
WARRANTS (0.0%) (E):
Finance (0.0%) (e):
    23,100   Dime Bancorp, Inc. (b)......        4,389
                                           -----------
  Total Warrants                                 4,389
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
INVESTMENT COMPANIES (5.2%):
 7,147,024   One Group Prime Money Market
               Fund, Class I (c).........    7,147,024
                                           -----------
  Total Investment Companies                 7,147,024
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (12.6%):
17,449,611   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   17,449,611
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         17,449,611
                                           -----------
Total (Cost $128,569,833) (a)              154,281,704
                                           ===========

------------
Percentages indicated are based on net assets of $138,171,361.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $25,853,016
                   Unrealized depreciation......................     (141,145)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $25,711,871
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e) Amount rounds to less than 0.1%.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 26

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS (98.4%):
Commercial Services (3.7%):
   12,093   Adesa, Inc. ..................     256,613
    7,400   Alliance Data Systems Corp.
              (b).........................     351,352
    8,700   Brinks Co. ...................     343,824
    6,200   Dun & Bradstreet Corp. (b)....     369,830
    5,300   R.H. Donnelley Corp. (b)
              (d).........................     312,965
   16,130   RSA Security, Inc. (b) (d)....     323,568
    8,600   Valassis Communications, Inc.
              (b).........................     301,086
                                            ----------
                                             2,259,238
                                            ----------
Consumer Durables (7.8%):
   17,900   Activision, Inc. (b)..........     361,222
    3,800   Black & Decker Corp. .........     335,654
    6,700   Brunswick Corp. ..............     331,650
    4,500   CBL & Associates Properties...     343,575
    5,800   Centex Corp. .................     345,564
   15,280   D.R. Horton, Inc. ............     615,937
    8,200   Eastman Kodak Co. (d).........     264,450
   25,600   Goodyear Tire & Rubber Co. (b)
              (d).........................     375,296
    7,800   Lennar Corp. .................     442,104
    1,900   Mohawk Industries, Inc. (b)...     173,375
      500   NVR, Inc. (b).................     384,700
    6,200   Ryland Group, Inc. ...........     356,748
    5,500   Toll Brothers, Inc. (b) (d)...     377,355
                                            ----------
                                             4,707,630
                                            ----------
Consumer Non-Durables (4.7%):
   10,600   American Greetings Corp.,
              Class A (d).................     268,710
    6,630   Coach, Inc. (b)...............     373,932
    8,513   Constellation Brands, Inc.,
              Class A (b).................     395,940
   12,948   Liz Claiborne, Inc. ..........     546,535
    9,800   Pilgrim's Pride Corp. (d).....     300,664
    3,500   Reynolds American, Inc. (d)...     275,100
    4,800   Timberland Co., Class A (b)...     300,816
   21,700   Tyson Foods, Inc., Class A....     399,280
                                            ----------
                                             2,860,977
                                            ----------
Consumer Services (1.3%):
    7,267   ITT Educational Services, Inc.
              (b).........................     345,546
    6,322   Mandalay Resort Group.........     445,258
                                            ----------
                                               790,804
                                            ----------
Electronic Technology (4.4%):
    9,159   Amphenol Corp., Class A (b)...     336,502
    9,000   Cree, Inc. (b) (d)............     360,720
    3,320   Harris Corp. .................     205,143
    7,676   L-3 Communications Holdings,
              Inc. (d)....................     562,190

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    4,700   Precision Castparts Corp. ....     308,696
   31,800   Xerox Corp. (b)...............     540,918
    6,475   Zebra Technologies Corp.,
              Class A (b).................     364,413
                                            ----------
                                             2,678,582
                                            ----------
Energy Minerals (8.7%):
    8,602   Apache Corp. .................     435,003
    9,285   Arch Coal, Inc. (d)...........     329,989
    4,700   Kerr-McGee Corp. .............     271,613
    6,870   Murphy Oil Corp. .............     552,691
    8,200   Newfield Exploration Co.
              (b).........................     484,210
    8,000   Noble Energy, Inc. ...........     493,280
   10,500   Patina Oil & Gas Corp. .......     393,750
    4,800   Peabody Energy Corp. .........     388,368
   15,205   Pioneer Natural Resources
              Co. ........................     533,696
   17,900   Plains Exploration & Product
              Co. (b).....................     465,400
    4,900   Sunoco, Inc. .................     400,379
   13,100   XTO Energy, Inc. .............     463,478
                                            ----------
                                             5,211,857
                                            ----------
Finance (22.0%):
    6,713   Affiliated Managers Group,
              Inc. (b) (d)................     454,739
    7,219   AMBAC Financial Group,
              Inc. .......................     592,896
    5,300   American Financial Group,
              Inc. .......................     165,943
   19,700   AmeriCredit Corp. (b).........     481,665
    6,600   AmerUs Group Co., Class A
              (d).........................     298,980
   13,018   Associated Banc Corp. ........     432,328
   15,583   Assured Guaranty Ltd. ........     306,518
   16,603   Axis Capital Holdings Ltd. ...     454,258
   21,000   Colonial BancGroup, Inc. .....     445,830
   11,457   Compass Bancshares, Inc. .....     557,612
   35,934   E*Trade Group, Inc. (b).......     537,213
    5,178   Everest Re Group Ltd. ........     463,742
    9,300   Fidelity National Financial,
              Inc. .......................     424,731
   10,000   First American Financial
              Corp. ......................     351,400
    9,570   General Growth Properties.....     346,051
   12,900   Hibernia Corp., Class A.......     380,679
   19,800   Host Marriott Corp. (d).......     342,540
   12,000   Independence Community Bank
              Corp. ......................     510,960
    4,899   National Financial Partners
              Co. ........................     190,081
    1,100   New Century Financial
              Corp. ......................      70,301
   22,612   North Fork Bancorp, Inc. .....     652,357
   15,000   Old Republic International
              Corp. ......................     379,500

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Finance, continued:
   12,457   PMI Group, Inc. ..............     520,080
    7,967   ProAssurance Corp. (b) (d)....     311,589
   10,600   Protective Life Corp. ........     452,514
   18,300   Providian Financial Corp.
              (b).........................     301,401
    6,900   R&G Financial Corp. ..........     268,272
    7,410   Radian Group, Inc. ...........     394,508
   10,700   Raymond James Financial, Inc.
              (d).........................     331,486
    5,901   StanCorp Financial Group,
              Inc. .......................     486,833
    7,200   Unitrin, Inc. ................     327,240
   11,900   Ventas, Inc. .................     326,179
    8,000   W.R. Berkley Corp. ...........     377,360
    6,100   WFS Financial, Inc. (b).......     309,758
                                            ----------
                                            13,247,544
                                            ----------
Health Services (4.8%):
   11,465   Caremark Rx, Inc. (b).........     452,065
    4,000   Cigna Corp. ..................     326,280
    9,501   Coventry Health Care, Inc.
              (b).........................     504,313
    4,000   Davita, Inc. (b)..............     158,120
    4,690   Express Scripts, Inc., Class A
              (b) (d).....................     358,504
    9,500   PacifiCare Health Systems,
              Inc. (b)....................     536,940
    5,029   WellPoint, Inc. (b)...........     578,335
                                            ----------
                                             2,914,557
                                            ----------
Health Technology (1.8%):
    4,705   Beckman Coulter, Inc. ........     315,188
    7,300   Charles River Laboratories
              International, Inc. (b)
              (d).........................     335,873
    7,171   Fisher Scientific
              International, Inc.
              (b)(d)......................     447,327
                                            ----------
                                             1,098,388
                                            ----------
Industrial Services (3.0%):
   15,702   Grant Prideco, Inc. (b).......     314,825
    6,138   Harsco Corp. .................     342,132
    9,060   National-Oilwell, Inc. (b)
              (d).........................     319,727
    7,500   Overseas Shipholding Group,
              Inc. .......................     414,000
   11,953   Republic Services, Inc. ......     400,904
                                            ----------
                                             1,791,588
                                            ----------
Non-Energy Minerals (2.9%):
    8,300   Nucor Corp. ..................     434,422
    2,900   Phelps Dodge Corp. (d)........     286,868
    7,600   Steel Dynamics, Inc. (d)......     287,888
    5,400   United States Steel Corp. ....     276,750
    9,500   UST, Inc. ....................     457,045
                                            ----------
                                             1,742,973
                                            ----------
Process Industries (4.1%):
   11,824   Ball Corp. ...................     520,019
    8,995   Cabot Corp. ..................     347,927

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
   24,200   Crown Holdings, Inc. (b)......     332,508
    6,200   Cytec Industries, Inc. .......     318,804
    7,700   FMC Corp. (b).................     371,910
    7,700   Georgia-Pacific Corp. ........     288,596
    6,700   Southern Peru Copper Corp.
              (d).........................     316,307
                                            ----------
                                             2,496,071
                                            ----------
Producer Manufacturing (7.6%):
   21,476   AGCO Corp. (b)................     470,110
   13,858   Ametek, Inc. .................     494,315
    6,200   Autoliv, Inc. ................     299,460
    9,784   Borg Warner, Inc. ............     529,998
    6,309   Cummins, Inc. ................     528,631
    4,400   Eaton Corp. ..................     318,384
    7,700   Energizer Holdings, Inc.
              (b).........................     382,613
    9,000   Graco, Inc. ..................     336,150
    5,900   Kennametal, Inc. (d)..........     293,643
    7,950   Nordson Corp. ................     318,557
    6,300   Terex Corp. (b) (d)...........     300,195
    9,500   Thomas & Betts Corp. (b)......     292,125
                                            ----------
                                             4,564,181
                                            ----------
Retail Trade (5.1%):
    8,300   Abercrombie & Fitch Co., Class
              A...........................     389,684
    9,900   Aeropostale, Inc. (b) (d).....     291,357
    7,400   American Eagle Outfitters,
              Inc. .......................     348,540
    5,840   Barnes & Noble, Inc. (b)......     188,457
   11,700   BJ's Wholesale Club, Inc.
              (b).........................     340,821
    8,400   Claire's Stores, Inc. ........     178,500
    7,800   J.C. Penney, Inc. ............     322,920
    3,600   Kmart Holding Corp. (b) (d)...     356,220
    7,198   Regis Corp. ..................     332,188
   12,921   Rent-A-Center, Inc. (b).......     342,407
                                            ----------
                                             3,091,094
                                            ----------
Technology Services (5.7%):
   12,400   Acxiom Corp. .................     326,120
   13,200   Autodesk, Inc. ...............     500,940
   20,500   BMC Software, Inc. (b)........     381,300
    9,700   Checkfree Corp. (b)...........     369,376
    3,300   Computer Sciences Corp. (b)...     186,021
   25,000   Earthlink, Inc. (b)...........     288,000
    4,950   Fair Issac & Co., Inc. .......     181,566
   16,600   Ingram Micro, Inc. (b)........     345,280
   13,400   McAfee, Inc. (b) (d)..........     387,662
   11,056   Tech Data Corp. (b)...........     501,942
                                            ----------
                                             3,468,207
                                            ----------

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 28

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Transportation (4.4%):
    8,700   CNF, Inc. ....................     435,870
    1,730   Expeditors International of
              Washington, Inc. ...........      96,672
    8,980   J.B. Hunt Transport Services,
              Inc. .......................     402,753
   16,000   Laidlaw International, Inc.
              (b).........................     342,400
   19,010   Norfolk Southern Corp. .......     687,972
    7,400   United Defense Industries,
              Inc. (b)....................     349,650
    6,400   Yellow Corp. (b)..............     356,544
                                            ----------
                                             2,671,861
                                            ----------
Utilities (6.4%):
   34,800   AES Corp. (b).................     475,716
   12,761   Alliant Energy Corp. .........     364,965
    8,383   Equitable Resources, Inc. ....     508,513
   12,981   MDU Resources Group, Inc. ....     346,333
   11,800   National Fuel Gas Co. ........     334,412
   16,400   Oneok, Inc. ..................     466,088
    7,500   Questar Corp. ................     382,200
    9,201   Scana Corp. ..................     362,519

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    7,300   Sempra Energy.................     267,764
   10,842   Wisconsin Energy Corp. .......     365,484
                                            ----------
                                             3,873,994
                                            ----------
  Total Common Stocks                       59,469,546
                                            ----------
INVESTMENT COMPANIES (0.3%):
  184,921   One Group Prime Money Market
              Fund, Class I (c)...........     184,921
                                            ----------
  Total Investment Companies                   184,921
                                            ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (12.1%):
7,280,428   Pool of various securities for
              One Group Equity Funds --
              footnote 2 (Securities
              Lending)....................   7,280,428
                                            ----------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending        7,280,428
                                            ----------
Total (Cost $56,788,373) (a)                66,934,895
                                            ==========

------------

Percentages indicated are based on net assets of $60,396,760.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $10,367,537
                   Unrealized depreciation......................     (221,015)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $10,146,522
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS (97.6%):
Commercial Services (1.0%):
    38,800   Iron Mountain, Inc. (b)
               (d).......................    1,183,012
    34,600   Robert Half International,
               Inc. (d)..................    1,018,278
                                           -----------
                                             2,201,290
                                           -----------
Communications (2.8%):
   150,300   Crown Castle International
               Corp. (b).................    2,500,992
    71,900   Nextel Communications, Inc.,
               Class A (b)...............    2,157,000
    60,600   Sprint Corp. -- FON Group...    1,505,910
                                           -----------
                                             6,163,902
                                           -----------
Consumer Non-Durables (7.4%):
    24,300   Cintas Corp. ...............    1,065,798
   101,010   Coca-Cola Co. ..............    4,205,046
    59,370   Gillette Co. ...............    2,658,589
   194,300   Liberty Media Corp. (b).....    2,133,414
   108,990   Procter & Gamble Co. .......    6,003,169
                                           -----------
                                            16,066,016
                                           -----------
Consumer Services (5.9%):
    37,600   Apollo Group, Inc., Class A
               (b).......................    3,034,695
    33,600   Carnival Corp. .............    1,936,368
    20,200   E.W. Scripps Co., Class A...      975,256
    38,190   EchoStar Communications
               Corp., Class A............    1,269,436
    35,680   Education Management Corp.
               (b).......................    1,177,797
    29,700   International Game
               Technology................    1,021,086
    31,600   Lamar Advertising Co., Class
               A (b) (d).................    1,351,848
    12,600   P.F. Chang's China Bistro,
               Inc. (b) (d)..............      710,010
    37,900   Viacom, Inc., Class B.......    1,379,181
                                           -----------
                                            12,855,677
                                           -----------
Distribution Services (2.0%):
    36,000   CDW Corp. ..................    2,388,600
    53,500   Sysco Corp. ................    2,042,095
                                           -----------
                                             4,430,695
                                           -----------
Electronic Technology (17.9%):
    76,700   Altera Corp. (b)............    1,587,690
    51,630   Analog Devices, Inc. .......    1,906,180
    67,000   Applied Materials, Inc. (b)
               (d).......................    1,145,700
   249,700   Cisco Systems, Inc. (b).....    4,819,209
   120,450   Corning, Inc. (b)...........    1,417,697
   129,290   Dell, Inc. (b)..............    5,448,280
    77,900   EMC Corp. (b)...............    1,158,373
    12,810   General Dynamics Corp. .....    1,339,926
   186,420   Intel Corp. ................    4,360,364
    64,600   Juniper Networks, Inc.
               (b).......................    1,756,474

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    28,700   Linear Technology Corp.
               (d).......................    1,112,412
    23,780   Lockheed Martin Corp. ......    1,320,979
    93,220   Motorola, Inc. .............    1,603,384
    68,920   PerkinElmer, Inc. ..........    1,550,011
    77,480   Qualcomm, Inc. .............    3,285,152
    15,300   Research in Motion Ltd.
               (b).......................    1,261,026
    85,500   Symbol Technologies,
               Inc. .....................    1,479,150
    93,200   Xerox Corp. (b).............    1,585,332
    11,300   Zebra Technologies Corp.,
               Class A (b)...............      635,964
                                           -----------
                                            38,773,303
                                           -----------
Energy Minerals (1.4%):
    28,500   Anadarko Petroleum Corp. ...    1,847,085
    20,100   Newfield Exploration Co.
               (b).......................    1,186,905
                                           -----------
                                             3,033,990
                                           -----------
Finance (9.1%):
    12,300   AMBAC Financial Group,
               Inc. .....................    1,010,199
    44,950   American International
               Group, Inc. ..............    2,951,867
   136,400   Charles Schwab Corp. .......    1,631,344
     9,370   Chicago Mercantile Exchange
               (d).......................    2,142,919
    27,400   ChoicePoint, Inc. (b).......    1,260,126
    11,500   Countrywide Financial
               Corp. ....................      425,615
    44,200   Freddie Mac.................    3,257,539
    10,100   Legg Mason, Inc. ...........      739,926
    44,440   Morgan Stanley Dean Witter &
               Co. ......................    2,467,309
    45,100   Providian Financial Corp.
               (b).......................      742,797
    23,000   The First Marblehead Corp.
               (b) (d)...................    1,293,750
    41,700   Willis Group Holdings
               Ltd. .....................    1,716,789
                                           -----------
                                            19,640,180
                                           -----------
Health Services (2.6%):
    45,900   Laboratory Corp. of America
               Holdings (b)..............    2,286,738
    38,520   UnitedHealth Group, Inc. ...    3,390,916
                                           -----------
                                             5,677,654
                                           -----------
Health Technology (18.2%):
    24,634   Amgen, Inc. (b).............    1,580,271
    55,900   Baxter International,
               Inc. .....................    1,930,786
    34,670   Biogen Idec, Inc. (b).......    2,309,369
    46,180   Boston Scientific Corp.
               (b).......................    1,641,699
    49,600   Cytyc Corp. (b).............    1,367,472
    35,510   Eli Lilly & Co. ............    2,015,193
    31,960   Forest Laboratories, Inc.
               (b).......................    1,433,726
    25,840   Genentech, Inc. (b).........    1,406,730

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 30

ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    30,800   Gilead Sciences, Inc. (b)...    1,077,692
    42,070   Guidant Corp. ..............    3,033,247
   132,400   Johnson & Johnson (d).......    8,396,807
    43,910   MedImmune, Inc. (b).........    1,190,400
    32,830   Merck & Co., Inc. ..........    1,055,156
    18,800   OSI Pharmaceuticals, Inc.
               (b).......................    1,407,180
   219,455   Pfizer, Inc. ...............    5,901,145
    85,400   Schering-Plough Corp. ......    1,783,152
    33,700   Sepracor, Inc. (b) (d)......    2,000,769
                                           -----------
                                            39,530,794
                                           -----------
Industrial Services (1.0%):
    40,420   Smith International, Inc.
               (b).......................    2,199,252
                                           -----------
Non-Energy Minerals (0.6%):
    24,100   United States Steel Corp.
               (d).......................    1,235,125
                                           -----------
Process Industries (0.6%):
    29,320   Praxair, Inc. ..............    1,294,478
                                           -----------
Producer Manufacturing (3.0%):
   102,000   General Electric Co. .......    3,723,000
    77,400   Tyco International Ltd. ....    2,766,276
                                           -----------
                                             6,489,276
                                           -----------
Retail Trade (9.0%):
    27,500   CVS Corp. ..................    1,239,425
   121,140   Home Depot, Inc. ...........    5,177,524
    25,800   Kohl's Corp. (b) (d)........    1,268,586
    40,740   MSC Industrial Direct Co.,
               Class A (d)...............    1,465,825
    30,100   Petsmart, Inc. .............    1,069,453
    60,170   Staples, Inc. ..............    2,028,331
    57,800   Target Corp. ...............    3,001,554
    79,060   Wal-Mart Stores, Inc. ......    4,175,949
                                           -----------
                                            19,426,647
                                           -----------
Technology Services (13.9%):
    67,470   Accenture Ltd. (b)..........    1,821,690
    44,220   Affiliated Computer
               Services, Inc., Class A
               (b) (d)...................    2,661,602

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    50,800   Automatic Data Processing,
               Inc. .....................    2,252,980
    24,890   eBay, Inc. (b) (d)..........    2,894,209
    13,800   Getty Images, Inc. (b)
               (d).......................      950,130
     6,650   Google, Inc., Class A (b)
               (d).......................    1,284,115
    14,300   Intuit, Inc. (b) (d)........      629,343
   301,900   Microsoft Corp. ............    8,063,749
   122,980   Oracle Corp. (b)............    1,687,286
    35,700   Red Hat, Inc. (b) (d).......      476,595
    30,300   SAP AG......................    1,339,563
    46,600   SunGard Data Systems, Inc.
               (b).......................    1,320,178
    47,100   Verisign, Inc. (b)..........    1,578,792
    82,700   Yahoo!, Inc. (b) (d)........    3,116,136
                                           -----------
                                            30,076,368
                                           -----------
Transportation (1.2%):
    18,000   Expeditors International of
               Washington, Inc. .........    1,005,840
    19,400   United Parcel Service, Inc.,
               Class B...................    1,657,924
                                           -----------
                                             2,663,764
                                           -----------
  Total Common Stocks                      211,758,411
                                           -----------
INVESTMENT COMPANIES (1.8%):
 3,914,990   One Group Prime Money Market
               Fund, Class I (c).........    3,914,990
                                           -----------
  Total Investment Companies                 3,914,990
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (10.9%):
23,565,110   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   23,565,110
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         23,565,110
                                           -----------
Total (Cost $225,027,638) (a)              239,238,511
                                           ===========

------------
Percentages indicated are based on net assets of $216,807,861.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 24,248,902
                   Unrealized depreciation......................   (10,038,029)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ 14,210,873
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS (97.1%):
Communications (3.3%):
    25,380   Nextel Communications, Inc.,
               Class A (b)...............      761,400
    69,128   SBC Communications, Inc. ...    1,781,429
    22,000   Sprint Corp. -- FON Group...      546,700
    69,042   Verizon Communications......    2,796,891
                                           -----------
                                             5,886,420
                                           -----------
Consumer Durables (0.7%):
    22,000   Ford Motor Co. .............      322,080
     8,400   General Motors Corp. (d)....      336,504
    10,900   Lennar Corp. ...............      617,812
                                           -----------
                                             1,276,396
                                           -----------
Consumer Non-Durables (7.8%):
    23,668   Altria Group, Inc. .........    1,446,115
    76,000   Coca-Cola Co. ..............    3,163,880
    41,600   Gillette Co. ...............    1,862,848
    18,500   Nike, Inc., Class B.........    1,677,765
    31,300   PepsiCo, Inc. ..............    1,633,860
    73,600   Procter & Gamble Co. .......    4,053,888
                                           -----------
                                            13,838,356
                                           -----------
Consumer Services (7.4%):
    21,100   Carnival Corp. .............    1,215,993
    41,200   E.W. Scripps Co., Class A...    1,989,136
    15,900   Gannett Co., Inc. ..........    1,299,030
    28,800   Hilton Hotels Corp. ........      654,912
    13,600   International Game
               Technology................      467,568
     9,600   Marriott International,
               Inc., Class A.............      604,608
    39,500   McDonald's Corp. ...........    1,266,370
     7,700   MGM Grand, Inc. (b) (d).....      560,098
    36,000   News Corp., Class A (d).....      671,760
    94,310   Viacom, Inc., Class B.......    3,431,941
    19,982   Yum! Brands, Inc. ..........      942,751
                                           -----------
                                            13,104,167
                                           -----------
Distribution Services (0.2%):
    11,900   McKesson Corp. .............      374,374
                                           -----------
Electronic Technology (10.0%):
    55,900   Analog Devices, Inc. .......    2,063,828
   127,021   Cisco Systems, Inc. (b).....    2,451,505
    75,300   Corning, Inc. (b)...........      886,281
    24,609   Dell, Inc. (b)..............    1,037,023
    84,100   EMC Corp. (b)...............    1,250,567
    76,300   Hewlett-Packard Co. ........    1,600,011
    65,817   Intel Corp. ................    1,539,460
    22,872   International Business
               Machines Corp. ...........    2,254,722
     7,000   Lexmark International, Inc.,
               Class A (b)...............      595,000
    19,500   Lockheed Martin Corp. ......    1,083,225
    55,271   Motorola, Inc. .............      950,661
    36,420   Qualcomm, Inc. .............    1,544,208

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    16,600   Xilinx, Inc. ...............      492,190
                                           -----------
                                            17,748,681
                                           -----------
Energy Minerals (6.2%):
    10,200   Anadarko Petroleum Corp. ...      661,062
    33,000   ChevronTexaco Corp. ........    1,732,830
    11,900   ConocoPhillips..............    1,033,277
    35,364   Devon Energy Corp. .........    1,376,367
   101,909   Exxon Mobil Corp. ..........    5,223,855
    25,500   Unocal Corp. ...............    1,102,620
                                           -----------
                                            11,130,011
                                           -----------
Finance (20.5%):
    43,800   AFLAC, Inc. ................    1,744,992
    35,500   AMBAC Financial Group,
               Inc. .....................    2,915,615
     8,100   Bank of New York Co.,
               Inc. .....................      270,702
    72,300   Charles Schwab Corp. .......      864,708
    36,800   CIT Group, Inc. ............    1,686,176
   162,494   Citigroup, Inc. ............    7,828,961
    24,300   Countrywide Financial
               Corp. ....................      899,343
    26,681   Freddie Mac.................    1,966,390
    74,175   MBNA Corp. .................    2,090,993
    93,852   Morgan Stanley Dean Witter &
               Co. ......................    5,210,663
    28,479   North Fork Bancorp, Inc. ...      821,619
    48,700   RenaissanceRe Holdings......    2,536,296
    23,400   State Street Corp. (d)......    1,149,408
    46,500   U.S. Bancorp (d)............    1,456,380
    33,208   Wells Fargo & Co. ..........    2,063,877
    70,380   Willis Group Holdings
               Ltd. .....................    2,897,545
                                           -----------
                                            36,403,668
                                           -----------
Health Services (1.0%):
     7,600   Aetna, Inc. ................      948,100
     4,800   Hospital Corporation of
               America (d)...............      191,808
     5,800   WellPoint, Inc. (b).........      667,000
                                           -----------
                                             1,806,908
                                           -----------
Health Technology (11.3%):
    31,202   Amgen, Inc. (b).............    2,001,608
     7,000   Bausch & Lomb, Inc. ........      451,220
    33,700   Baxter International,
               Inc. .....................    1,163,998
     9,100   Biogen Idec, Inc. (b).......      606,151
    29,700   Boston Scientific Corp.
               (b).......................    1,055,835
    41,100   Eli Lilly & Co. ............    2,332,425
    21,900   Forest Laboratories, Inc.
               (b).......................      982,434
    31,100   Gilead Sciences, Inc. (b)...    1,088,189
    15,500   Guidant Corp. ..............    1,117,550
    58,100   Johnson & Johnson (d).......    3,684,702
    26,556   Merck & Co., Inc. (d).......      853,510
    16,100   OSI Pharmaceuticals, Inc.
               (b) (d)...................    1,205,085

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 32

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
    99,049   Pfizer, Inc. ...............    2,663,428
    15,000   Sepracor, Inc. (b) (d)......      890,550
                                           -----------
                                            20,096,685
                                           -----------
Industrial Services (0.6%):
    15,400   Baker Hughes, Inc. .........      657,118
    18,600   Rowan Cos., Inc. (b)........      481,740
                                           -----------
                                             1,138,858
                                           -----------
Non-Energy Minerals (0.9%):
    34,474   Alcoa, Inc. ................    1,083,173
    10,300   United States Steel
               Corp. ....................      527,875
                                           -----------
                                             1,611,048
                                           -----------
Process Industries (2.0%):
    22,300   Air Products and Chemicals,
               Inc. (d)..................    1,292,731
    46,500   Nalco Holding Co. (b).......      907,680
    29,500   Praxair, Inc. ..............    1,302,425
                                           -----------
                                             3,502,836
                                           -----------
Producer Manufacturing (9.5%):
    13,400   Caterpillar, Inc. ..........    1,306,634
   189,045   General Electric Co. .......    6,900,142
    12,534   Johnson Controls, Inc. .....      795,157
     7,300   Masco Corp. ................      266,669
    12,284   Minnesota Mining &
               Manufacturing Co. ........    1,008,148
   131,885   Tyco International Ltd. ....    4,713,570
    18,100   United Technologies
               Corp. ....................    1,870,635
                                           -----------
                                            16,860,955
                                           -----------
Retail Trade (6.6%):
    33,100   Dollar General Corp. .......      687,487
    15,000   Federated Department Stores,
               Inc. .....................      866,850
    34,500   Home Depot, Inc. ...........    1,474,530
    37,110   Kohl's Corp. (b) (d)........    1,824,699
    24,200   Lowe's Cos., Inc. ..........    1,393,678
    30,700   Staples, Inc. ..............    1,034,897
    37,367   Target Corp. ...............    1,940,468

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Retail Trade, continued:
    47,481   Wal-Mart Stores, Inc. ......    2,507,946
                                           -----------
                                            11,730,555
                                           -----------
Technology Services (5.6%):
    38,000   Accenture Ltd. (b)..........    1,026,000
    10,500   eBay, Inc. (b)..............    1,220,940
    11,800   First Data Corp. ...........      501,972
   170,155   Microsoft Corp. ............    4,544,840
   200,000   Oracle Corp. (b)............    2,744,000
                                           -----------
                                            10,037,752
                                           -----------
Transportation (1.3%):
    13,500   CSX Corp. ..................      541,080
    21,788   United Parcel Service, Inc.,
               Class B...................    1,862,002
                                           -----------
                                             2,403,082
                                           -----------
Utilities (2.2%):
    19,500   Dominion Resources, Inc. ...    1,320,930
    12,769   FPL Group, Inc. ............      954,483
    17,428   Pinnacle West Capital
               Corp. ....................      773,977
    16,700   PPL Corp. ..................      889,776
                                           -----------
                                             3,939,166
                                           -----------
  Total Common Stocks                      172,889,918
                                           -----------
INVESTMENT COMPANIES (3.2%):
 5,764,543   One Group Prime Money Market
               Fund, Class I (c).........    5,764,543
                                           -----------
  Total Investment Companies                 5,764,543
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (6.8%):
12,100,395   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   12,100,395
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         12,100,395
                                           -----------
Total (Cost $181,923,684) (a)              190,754,856
                                           ===========

------------
Percentages indicated are based on net assets of $178,122,873.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $13,929,021
                   Unrealized depreciation......................   (5,097,849)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 8,831,172
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS (98.5%):
Commercial Services (0.6%):
    1,614   Equifax, Inc. ...............       45,353
    2,269   McGraw-Hill Cos., Inc. ......      207,705
    1,423   Monster Worldwide, Inc.
              (b)........................       47,870
    1,767   Moody's Corp. ...............      153,464
    2,226   Omnicom Group, Inc. .........      187,696
    2,624   R.R. Donnelley & Sons Co. ...       92,601
    2,072   Robert Half International,
              Inc. ......................       60,979
    1,619   Sabre Group Holdings,
              Inc. ......................       35,877
                                           -----------
                                               831,545
                                           -----------
Communications (2.9%):
   21,888   BellSouth Corp. .............      608,267
    4,008   Citizens Communications Co.
              (e)........................       55,270
   13,279   Nextel Communications, Inc.,
              Class A (b)................      398,370
   21,699   Qwest Communications
              International, Inc. (b)
              (e)........................       96,344
   39,617   SBC Communications, Inc. ....    1,020,930
   17,577   Sprint Corp. -- FON Group....      436,788
   33,087   Verizon Communications.......    1,340,354
                                           -----------
                                             3,956,323
                                           -----------
Consumer Durables (1.4%):
      965   Black & Decker Corp. ........       85,238
    1,150   Brunswick Corp. .............       56,925
    1,485   Centex Corp. ................       88,476
      895   Cooper Tire & Rubber Co.
              (e)........................       19,287
    3,426   Eastman Kodak Co. (e)........      110,489
   21,863   Ford Motor Co. ..............      320,075
    1,723   Fortune Brands, Inc. ........      132,981
    6,749   General Motors Corp. (e).....      270,365
    2,096   Goodyear Tire & Rubber Co.
              (b) (e)....................       30,727
    3,511   Harley-Davidson, Inc. .......      213,293
    2,115   Hasbro, Inc. ................       40,989
      553   KB Home......................       57,733
    2,281   Leggett & Platt, Inc. .......       64,849
    4,959   Mattel, Inc. ................       96,651
      947   Maytag Corp. (e).............       19,982
    3,284   Newell Rubbermaid, Inc.
              (e)........................       79,440
    1,524   Pulte Homes, Inc. ...........       97,231
      688   Snap-On, Inc. ...............       23,640
      983   Stanley Works................       48,157
      794   Whirlpool Corp. .............       54,953
                                           -----------
                                             1,911,481
                                           -----------
Consumer Non-Durables (7.5%):
      447   Adolph Coors Co., Class B....       33,824
    1,087   Alberto-Culver Co., Class
              B..........................       52,796
   24,527   Altria Group, Inc. ..........    1,498,600
    9,441   Anheuser-Busch Co., Inc. ....      478,942
    5,651   Avon Products, Inc. .........      218,694
    1,455   Brown-Forman Corp., Class
              B..........................       70,829

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durables, continued:
    4,917   Campbell Soup Co. ...........      146,969
    2,051   Cintas Corp. ................       89,957
    1,816   Clorox Co. ..................      107,017
    2,257   Coach, Inc. (b)..............      127,295
   28,911   Coca-Cola Co. ...............    1,203,565
    5,607   Coca-Cola Enterprises,
              Inc. ......................      116,906
    6,337   Colgate Palmolive Co. .......      324,201
    6,145   ConAgra Foods, Inc. .........      180,970
    4,354   General Mills, Inc. .........      216,437
   11,863   Gillette Co. ................      531,225
    4,174   H.J. Heinz Co. ..............      162,744
    2,941   Hershey Foods Corp. .........      163,343
    1,126   International Flavors &
              Fragrances, Inc. (e).......       48,238
    1,460   Jones Apparel Group, Inc. ...       53,392
    4,934   Kellogg Co. .................      220,352
    5,828   Kimberly-Clark Corp. ........      383,541
    1,297   Liz Claiborne, Inc. .........       54,746
    1,633   McCormick & Co., Inc. .......       63,034
    3,136   Nike, Inc., Class B..........      284,404
    2,988   Pepsi Bottling Group,
              Inc. ......................       80,796
   20,128   PepsiCo, Inc. ...............    1,050,682
   30,312   Procter & Gamble Co. ........    1,669,584
      695   Reebok International Ltd. ...       30,580
    1,763   Reynolds American, Inc.
              (e)........................      138,572
    9,378   Sara Lee Corp. (e)...........      226,385
    1,327   V.F. Corp. ..................       73,489
    2,682   Wm. Wrigley Jr. Co. .........      185,568
                                           -----------
                                            10,287,677
                                           -----------
Consumer Services (5.8%):
    3,630   Alltel Corp. ................      213,299
    2,213   Apollo Group, Inc., Class A
              (b)........................      178,611
    7,567   Carnival Corp. ..............      436,086
   12,581   Cendant Corp. ...............      294,144
    1,608   CenturyTel, Inc. ............       57,036
    6,853   Clear Channel Communications,
              Inc. (e)...................      229,507
   26,526   Comcast Corp., Class A (b)...      882,785
    1,879   Darden Restaurants, Inc. ....       52,123
      979   Dow Jones & Co., Inc. .......       42,156
    3,050   Gannett Co., Inc. ...........      249,185
    1,968   H & R Block, Inc. ...........       96,432
    1,339   Harrah's Entertainment, Inc.
              (e)........................       89,566
    4,613   Hilton Hotels Corp. .........      104,900
    4,118   International Game
              Technology.................      141,577
    5,053   Interpublic Group of Cos.,
              Inc. (b)...................       67,710
      920   Knight-Ridder, Inc. .........       61,585
    2,672   Marriott International, Inc.,
              Class A....................      168,283

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 34

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
   15,023   McDonald's Corp. ............      481,637
      597   Meredith Corp. ..............       32,357
    1,734   New York Times Co., Class
              A..........................       70,747
   31,220   News Corp., Class A..........      582,565
    4,779   Starbucks Corp. (b)..........      298,018
    2,477   Starwood Hotels & Resorts
              Worldwide, Inc. ...........      144,657
   54,732   Time Warner, Inc. (b)........    1,063,990
    3,796   Tribune Co. .................      159,963
    3,862   Univision Communications,
              Inc. (b)...................      113,041
   20,374   Viacom, Inc., Class B........      741,410
   24,416   Walt Disney Co. (e)..........      678,765
    1,362   Wendy's International,
              Inc. ......................       53,472
    3,500   Yum! Brands, Inc. ...........      165,130
                                           -----------
                                             7,950,737
                                           -----------
Distribution Services (0.7%):
    5,163   Cardinal Health, Inc. .......      300,228
    2,085   Genuine Parts Co. ...........       91,865
    3,512   McKesson Corp. ..............      110,488
    1,604   SuperValu, Inc. .............       55,370
    7,645   Sysco Corp. .................      291,810
    1,076   W.W. Grainger, Inc. .........       71,683
                                           -----------
                                               921,444
                                           -----------
Electronic Technology (11.4%):
    9,639   ADC Telecommunications, Inc.
              (b) (d)....................       25,833
    4,611   Advanced Micro Devices, Inc.
              (b)........................      101,534
    5,803   Agilent Technologies, Inc.
              (b)........................      139,852
    4,449   Altera Corp. (b).............       92,094
    2,286   American Power Conversion
              Corp. .....................       48,920
    4,491   Analog Devices, Inc. ........      165,808
    1,921   Andrew Corp. (b) (e).........       26,183
    4,804   Apple Computer, Inc. (b).....      309,378
   20,293   Applied Materials, Inc.
              (b)........................      347,010
    3,682   Applied Micro Circuits Corp.
              (b)........................       15,501
    5,470   Avaya, Inc. (b)..............       94,084
   10,033   Boeing Co. ..................      519,408
    3,932   Broadcom Corp., Class A
              (b)........................      126,925
    6,832   CIENA Corp. (b)..............       22,819
   78,683   Cisco Systems, Inc. (b)......    1,518,582
    2,362   Comverse Technology, Inc.
              (b)........................       57,751
   16,756   Corning, Inc. (b)............      197,218
   29,686   Dell, Inc. (b)...............    1,250,968
   28,634   EMC Corp. (b)................      425,788
    4,657   Freescale Semiconductor, Inc.
              (b)........................       85,503
    4,466   Gateway, Inc. (b) (e)........       26,841
    2,393   General Dynamics Corp. ......      250,308

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Electronic Technology, continued:
    1,421   Goodrich Corp. ..............       46,381
   36,086   Hewlett-Packard Co. .........      756,723
   75,556   Intel Corp. .................    1,767,255
   19,892   International Business
              Machines Corp. (e).........    1,960,954
    2,408   Jabil Circuit, Inc. (b)......       61,597
   17,255   JDS Uniphase Corp. (b).......       54,698
    2,336   KLA-Tencor Corp. (b).........      108,811
    1,376   L-3 Communications Holdings,
              Inc. (e)...................      100,778
    1,543   Lexmark International, Inc.,
              Class A (b)................      131,155
    3,669   Linear Technology Corp. .....      142,210
    5,290   Lockheed Martin Corp. .......      293,860
    4,600   LSI Logic Corp. (b) (e)......       25,208
   52,824   Lucent Technologies, Inc. (b)
              (e)........................      198,618
    3,886   Maxim Integrated Products,
              Inc. ......................      164,728
    7,318   Micron Technology, Inc.
              (b)........................       90,377
   29,090   Motorola, Inc. ..............      500,348
    4,279   National Semiconductor
              Corp. .....................       76,808
    1,114   NCR Corp. (b)................       77,122
    4,287   Network Appliance, Inc.
              (b)........................      142,414
    4,400   Northrop Grumman Corp. ......      239,184
    1,670   Novellus Systems, Inc. (b)...       46,576
    1,984   NVIDIA Corp. (b) (e).........       46,743
    1,531   PerkinElmer, Inc. ...........       34,432
    2,130   PMC -- Sierra, Inc. (b)......       23,963
    1,106   Qlogic Corp. (b).............       40,623
   19,586   Qualcomm, Inc. ..............      830,446
    5,402   Raytheon Co. ................      209,760
    2,109   Rockwell Collins.............       83,179
    2,201   Rockwell International
              Corp. .....................      109,060
    6,227   Sanmina Corp. (b)............       52,743
    1,832   Scientific Atlanta, Inc. ....       60,474
   11,601   Solectron Corp. (b)..........       61,833
   40,187   Sun Microsystems, Inc. (b)...      216,206
    2,876   Symbol Technologies, Inc. ...       49,755
    1,075   Tektronix, Inc. .............       32,476
    5,520   Tellabs, Inc. (b)............       47,417
    2,320   Teradyne, Inc. (b)...........       39,602
   20,648   Texas Instruments, Inc. .....      508,354
    1,911   Thermo Electron Corp. (b)....       57,693
    1,444   Waters Corp. (b).............       67,565
   11,395   Xerox Corp. (b)..............      193,829
    4,162   Xilinx, Inc. ................      123,403
                                           -----------
                                            15,723,669
                                           -----------
Energy Minerals (5.9%):
    1,095   Amerada Hess Corp. ..........       90,206
    2,956   Anadarko Petroleum Corp. ....      191,578
    3,901   Apache Corp. ................      197,274

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
      849   Ashland, Inc. ...............       49,565
    4,678   Burlington Resources,
              Inc. ......................      203,493
   25,316   ChevronTexaco Corp. .........    1,329,343
    8,248   ConocoPhillips...............      716,174
    5,808   Devon Energy Corp. ..........      226,047
    1,417   EOG Resources, Inc. .........      101,117
   77,089   Exxon Mobil Corp. ...........    3,951,582
    1,813   Kerr-McGee Corp. ............      104,773
    4,141   Marathon Oil Corp. ..........      155,743
    4,717   Occidental Petroleum
              Corp. .....................      275,284
      874   Sunoco, Inc. ................       71,415
    3,145   Unocal Corp. ................      135,990
    3,067   Valero Energy Corp. .........      139,242
    3,114   XTO Energy, Inc. ............      110,173
                                           -----------
                                             8,048,999
                                           -----------
Finance (20.2%):
    3,396   ACE Ltd. (e).................      145,179
    6,046   AFLAC, Inc. (d) .............      240,873
    8,200   Allstate Corp. ..............      424,104
    1,299   AMBAC Financial Group,
              Inc. ......................      106,687
   14,999   American Express Co. ........      845,494
   31,123   American International Group,
              Inc. ......................    2,043,847
    4,243   AmSouth Bancorp (e)..........      109,894
    3,781   Aon Corp. ...................       90,215
    1,133   Apartment Investment &
              Management Co. ............       43,666
    2,338   Archstone-Smith Trust........       89,545
   48,265   Bank of America Corp. .......    2,267,972
    9,283   Bank of New York Co.,
              Inc. ......................      310,238
    6,600   BB&T Corp. (e)...............      277,530
    1,234   Bear Stearns Cos., Inc.
              (e)........................      126,251
    2,900   Capital One Financial Corp.
              (e)........................      244,209
   16,095   Charles Schwab Corp. ........      192,496
    2,289   Chubb Corp. .................      176,024
    2,008   Cincinnati Financial
              Corp. .....................       88,874
    2,512   CIT Group, Inc. .............      115,100
   62,014   Citigroup, Inc. .............    2,987,835
    2,038   Comerica, Inc. ..............      124,359
    1,466   Compass Bancshares, Inc. ....       71,350
    6,936   Countrywide Financial
              Corp. .....................      256,701
    4,444   E*Trade Group, Inc. (b)......       66,438
    4,818   Equity Office Properties
              Trust......................      140,300
    3,379   Equity Residential Properties
              Trust......................      122,252
   11,566   Fannie Mae...................      823,615
    1,284   Federated Investors, Inc. ...       39,034
    6,707   Fifth Third Bancorp..........      317,107
    1,471   First Horizon National
              Corp. .....................       63,415
    2,980   Franklin Resources, Inc. ....      207,557
    8,240   Freddie Mac..................      607,288
    3,659   Golden West Financial
              Corp. .....................      224,736

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    5,786   Goldman Sachs Group, Inc. ...      601,975
    3,510   Hartford Financial Services
              Group, Inc. ...............      243,278
    2,762   Huntington Bancshares,
              Inc. ......................       68,442
    2,823   Janus Capital Group, Inc. ...       47,455
    1,631   Jefferson-Pilot Corp. .......       84,747
   42,569   JP Morgan Chase & Co. (f)....    1,660,617
    4,859   KeyCorp......................      164,720
    3,219   Lehman Brothers Holdings,
              Inc. ......................      281,598
    2,086   Lincoln National Corp. ......       97,374
    2,217   Loews Corp. .................      155,855
    1,388   M & T Bank Corp. ............      149,682
    6,296   Marsh & McLennan Cos.,
              Inc. ......................      207,138
    2,670   Marshall & Ilsley Corp. .....      118,014
    1,682   MBIA, Inc. ..................      106,437
   15,267   MBNA Corp. ..................      430,377
    5,061   Mellon Financial Corp. ......      157,448
   11,130   Merrill Lynch & Co., Inc. ...      665,240
    8,894   MetLife, Inc. ...............      360,296
    1,156   MGIC Investment Corp. .......       79,660
   13,079   Morgan Stanley Dean Witter &
              Co. .......................      726,146
    8,096   National City Corp. .........      304,005
    5,624   North Fork Bancorp, Inc. ....      162,252
    2,618   Northern Trust Corp. ........      127,182
    2,194   Plum Creek Timber Co,
              Inc. ......................       84,337
    3,377   PNC Financial Services
              Group......................      193,975
    3,668   Principal Financial Group....      150,168
    2,392   Progressive Corp. ...........      202,937
    2,197   ProLogis.....................       95,196
    3,503   Providian Financial Corp.
              (b)........................       57,694
    6,130   Prudential Financial,
              Inc. ......................      336,905
    5,554   Regions Financial Corp. .....      197,667
      767   Ryder Systems, Inc. (e)......       36,640
    1,516   Safeco Corp. ................       79,196
    2,643   Simon Property Group,
              Inc. ......................      170,923
    5,136   SLM Corp. ...................      274,211
    4,125   Sovereign Bancorp, Inc. .....       93,019
    8,000   St. Paul Co., Inc. ..........      296,560
    3,984   State Street Corp. ..........      195,694
    4,431   SunTrust Banks, Inc. ........      327,362
    3,700   Synovus Financial Corp.
              (e)........................      105,746
    1,531   T. Rowe Price Group, Inc. ...       95,228
    1,292   Torchmark Corp. .............       73,825
   22,311   U.S. Bancorp.................      698,781
    3,543   UnumProvident Corp. (e)......       63,561
   19,162   Wachovia Corp. ..............    1,007,921
   10,433   Washington Mutual, Inc. .....      441,107
   20,217   Wells Fargo & Co. ...........    1,256,487
    1,657   XL Capital, Ltd., Class A....      128,666

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 36

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Finance, continued:
    1,071   Zions Bancorp................       72,860
                                           -----------
                                            27,726,789
                                           -----------
Health Services (1.8%):
    1,764   Aetna, Inc. .................      220,059
    1,256   AmerisourceBergen Corp. .....       73,702
    5,432   Caremark Rx, Inc. (b)........      214,184
    1,604   Cigna Corp. .................      130,838
      908   Express Scripts, Inc., Class
              A (b) (e)..................       69,408
    2,909   Health Management Associates,
              Inc., Class A..............       66,092
    5,033   Hospital Corporation of
              America (e)................      201,119
    1,905   Humana, Inc. (b).............       56,559
    2,772   IMS Health, Inc. ............       64,338
    1,653   Laboratory Corp. of America
              Holdings (b)...............       82,352
    1,033   Manor Care, Inc. ............       36,599
    1,209   Quest Diagnostics, Inc. .....      115,520
    5,576   Tenet Healthcare Corp. (b)...       61,224
    7,810   UnitedHealth Group, Inc. ....      687,515
    3,527   WellPoint, Inc. (b)..........      405,606
                                           -----------
                                             2,485,115
                                           -----------
Health Technology (10.2%):
   18,610   Abbott Laboratories..........      868,157
    1,569   Allergan, Inc. ..............      127,199
   15,177   Amgen, Inc. (b)..............      973,605
    2,342   Applera Corp.- Applied
              Biosystems Group (e).......       48,971
      639   Bausch & Lomb, Inc. .........       41,190
    7,366   Baxter International,
              Inc. ......................      254,422
    3,027   Becton, Dickinson & Co. .....      171,934
    3,986   Biogen Idec, Inc. (b)........      265,507
    3,025   Biomet, Inc. ................      131,255
   10,091   Boston Scientific Corp.
              (b)........................      358,735
   23,249   Bristol-Myers Squibb Co.
              (e)........................      595,639
    1,250   C.R. Bard, Inc. .............       79,975
    2,233   Chiron Corp. (b).............       74,426
   13,522   Eli Lilly & Co. .............      767,374
    1,402   Fisher Scientific
              International, Inc. (b)
              (e)........................       87,457
    4,402   Forest Laboratories, Inc.
              (b)........................      197,474
    2,964   Genzyme Corp. (b)............      172,119
    5,173   Gilead Sciences, Inc. (b)....      181,003
    3,807   Guidant Corp. ...............      274,485
    1,865   Hospira (b)..................       62,478
   35,462   Johnson & Johnson (e)........    2,248,999
    2,886   King Pharmaceuticals, Inc.
              (b)........................       35,786
    3,256   Medco Health Solutions, Inc.
              (b)........................      135,450
    2,972   MedImmune, Inc. (b)..........       80,571

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Technology, continued:
   14,443   Medtronic, Inc. .............      717,384
   26,499   Merck & Co., Inc. ...........      851,678
      594   Millipore Corp. (b)..........       29,587
    3,216   Mylan Laboratories, Inc.
              (e)........................       56,859
    1,482   Pall Corp. ..................       42,904
   89,990   Pfizer, Inc. ................    2,419,830
   17,599   Schering-Plough Corp. .......      367,467
    4,272   St. Jude Medical, Inc. (b)...      179,125
    4,804   Stryker Corp. ...............      231,793
    1,308   Watson Pharmaceuticals, Inc.
              (b)........................       42,915
   15,943   Wyeth........................      679,012
    2,931   Zimmer Holdings, Inc. (b)....      234,832
                                           -----------
                                            14,087,597
                                           -----------
Industrial Services (1.3%):
    3,803   Allied Waste Industries, Inc.
              (b)........................       35,292
    4,009   Baker Hughes, Inc. ..........      171,064
    1,930   BJ Services Co. .............       89,822
    7,686   El Paso Corp. ...............       79,934
    1,001   Fluor Corp. (e)..............       54,565
    5,281   Halliburton Co. .............      207,226
    1,787   Nabors Industries Ltd. (b)...       91,655
    1,618   Noble Corp. (b)..............       80,479
    1,281   Rowan Cos., Inc. (b).........       33,178
    7,035   Schlumberger Ltd. ...........      470,994
    3,843   Transocean Sedco Forex, Inc.
              (b)........................      162,905
    6,837   Waste Management, Inc. ......      204,700
    6,649   Williams Cos., Inc. .........      108,312
                                           -----------
                                             1,790,126
                                           -----------
Multi-Industry (0.2%):
    2,545   S&P 500 Depositary Receipt
              (SPDR) ....................      307,614
                                           -----------
                                               307,614
                                           -----------
Non-Energy Minerals (0.9%):
   10,402   Alcoa, Inc. .................      326,830
    1,141   Allegheny Technologies,
              Inc. ......................       24,725
    1,315   Louisiana-Pacific Corp.
              (e)........................       35,163
    5,304   Newmont Mining Corp. ........      235,551
    1,901   Nucor Corp. .................       99,498
    1,141   Phelps Dodge Corp. (e).......      112,868
    1,359   United States Steel Corp. ...       69,649
    1,974   UST, Inc. ...................       94,969
    1,224   Vulcan Materials Co. ........       66,843
    2,866   Weyerhaeuser Co. ............      192,653
                                           -----------
                                             1,258,749
                                           -----------
Process Industries (2.3%):
    2,716   Air Products and Chemicals,
              Inc. ......................      157,447
    7,821   Archer-Daniels-Midland
              Co. .......................      174,487
    1,346   Ball Corp. ..................       59,197

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Process Industries, continued:
    1,278   Bemis Co., Inc. .............       37,177
   11,268   Dow Chemical Co. ............      557,878
   11,868   Du Pont (EI) de Nemours &
              Co. .......................      582,124
      931   Eastman Chemical Co. ........       53,747
    3,079   Ecolab, Inc. ................      108,165
    1,461   Engelhard Corp. .............       44,809
    2,133   Freeport-McMoRan Copper &
              Gold, Inc., Class B (e)....       81,545
    3,084   Georgia-Pacific Corp. .......      115,588
      610   Great Lakes Chemical Corp.
              (e)........................       17,379
    1,338   Hercules, Inc. (b)...........       19,869
    5,814   International Paper Co. .....      244,188
    2,422   Meadwestvaco Corp. ..........       82,082
    3,159   Monsanto Co. ................      175,482
    1,774   Pactiv Corp. (b).............       44,864
    2,054   PPG Industries, Inc. ........      140,001
    3,880   Praxair, Inc. ...............      171,302
    2,687   Rohm & Haas Co. .............      118,846
      999   Sealed Air Corp. (b).........       53,217
      825   Sigma-Aldrich Corp. (e)......       49,880
      669   Temple-Inland, Inc. .........       45,760
                                           -----------
                                             3,135,034
                                           -----------
Producer Manufacturing (7.7%):
    2,563   American Standard Cos., Inc.
              (b)........................      105,903
    1,320   Avery Dennison Corp. ........       79,160
    4,078   Caterpillar, Inc. ...........      397,646
    1,097   Cooper Industries Ltd., Class
              A..........................       74,475
      544   Cummins, Inc. ...............       45,582
    1,790   Dana Corp. ..................       31,021
    3,688   Danaher Corp. ...............      211,728
    2,965   Deere & Co. .................      220,596
    6,706   Delphi Corp. ................       60,488
    2,430   Dover Corp. .................      101,914
    1,815   Eaton Corp. .................      131,333
    5,015   Emerson Electric Co. ........      351,552
  126,330   General Electric Co. ........    4,611,046
   10,278   Honeywell International,
              Inc. ......................      363,944
    3,533   Illinois Tool Works, Inc. ...      327,438
    2,058   Ingersoll-Rand Co. ..........      165,257
    1,103   ITT Industries, Inc. ........       93,148
    2,275   Johnson Controls, Inc. ......      144,326
    5,353   Masco Corp. (e)..............      195,545
    9,303   Minnesota Mining &
              Manufacturing Co. .........      763,498
    2,251   Molex, Inc. (e)..............       67,530
      834   Navistar International Corp.
              (b) (e)....................       36,679
    2,076   Paccar, Inc. ................      167,076
    1,428   Parker-Hannifin Corp. .......      108,157
    2,756   Pitney Bowes, Inc. ..........      127,548
      999   Power-One, Inc. (b)..........        8,911
    1,643   Textron, Inc. ...............      121,253

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing, continued:
   24,037   Tyco International Ltd. .....      859,083
    6,107   United Technologies Corp. ...      631,158
    1,544   Visteon Corp. (e)............       15,085
                                           -----------
                                            10,618,080
                                           -----------
Retail Trade (6.4%):
    4,398   Albertson's, Inc. (e)........      105,024
    3,161   AutoNation, Inc. (b).........       60,723
      953   AutoZone, Inc. (b)...........       87,018
    3,596   Bed Bath & Beyond, Inc.
              (b)........................      143,229
    3,876   Best Buy Co., Inc. ..........      230,312
    1,349   Big Lots, Inc. (b) (e).......       16,363
    2,335   Circuit City Stores, Inc. ...       36,519
    5,605   Costco Wholesale Corp. ......      271,338
    4,781   CVS Corp. ...................      215,480
      981   Dillard's, Inc., Class A
              (e)........................       26,359
    3,912   Dollar General Corp. ........       81,252
    2,004   Family Dollar Stores,
              Inc. ......................       62,585
    2,022   Federated Department Stores,
              Inc. ......................      116,851
   10,476   Gap, Inc. (e)................      221,253
   26,240   Home Depot, Inc. ............    1,121,498
    3,413   J.C. Penney, Inc. ...........      141,298
    4,100   Kohl's Corp. (b).............      201,597
    8,832   Kroger Co. (b)...............      154,913
    4,857   Limited Brands, Inc. (e).....      111,808
    9,234   Lowe's Cos., Inc. ...........      531,786
    3,489   May Department Stores Co. ...      102,577
    1,673   Nordstrom, Inc. .............       78,179
    3,732   Office Depot, Inc. (b).......       64,788
    1,052   OfficeMax, Inc. .............       33,012
    1,894   RadioShack Corp. ............       62,275
    5,347   Safeway, Inc. (b)............      105,550
    2,471   Sears Roebuck & Co. .........      126,095
    1,689   Sherwin-Williams Co. ........       75,380
    5,950   Staples, Inc. ...............      200,575
   10,700   Target Corp. ................      555,651
    1,739   Tiffany & Co. ...............       55,596
    5,758   TJX Cos., Inc. ..............      144,699
    2,570   Toys "R" Us, Inc. (b)........       52,608
   50,604   Wal-Mart Stores, Inc. .......    2,672,903
   12,212   Walgreen Co. ................      468,574
                                           -----------
                                             8,735,668
                                           -----------
Technology Services (6.6%):
    2,851   Adobe Systems, Inc. .........      178,872
    1,536   Affiliated Computer Services,
              Inc., Class A (b)..........       92,452
    9,510   AT&T Corp. ..................      181,261
    2,742   Autodesk, Inc. ..............      104,059
    6,961   Automatic Data Processing,
              Inc. ......................      308,720
    2,652   BMC Software, Inc. (b).......       49,327
    2,024   Citrix System, Inc. (b)......       49,649

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 38

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Technology Services, continued:
    6,998   Computer Associates
              International, Inc. .......      217,358
    2,262   Computer Sciences Corp.
              (b)........................      127,509
    4,626   Compuware Corp. (b)..........       29,930
    1,692   Convergys Corp. (b)..........       25,363
    7,921   eBay, Inc. (b)...............      921,054
    3,649   Electronic Arts, Inc. (b)
              (e)........................      225,070
    6,140   Electronic Data Systems Corp.
              (e)........................      141,834
    9,916   First Data Corp. ............      421,827
    2,337   Fiserv, Inc. (b).............       93,924
    2,240   Intuit, Inc. (b).............       98,582
    1,009   Mercury Interactive Corp.
              (b)........................       45,960
  129,908   Microsoft Corp. .............    3,469,843
    4,492   Novell, Inc. (b).............       30,321
   61,282   Oracle Corp. (b).............      840,789
    3,205   Parametric Technology Corp.
              (b)........................       18,877
    4,519   Paychex, Inc. ...............      154,008
    6,072   Siebel Systems, Inc. (b).....       63,756
    3,452   SunGard Data Systems, Inc.
              (b)........................       97,795
    7,578   Symantec Corp. (b)...........      195,209
    4,014   Unisys Corp. (b).............       40,863
    5,044   Veritas Software Corp. (b)...      144,006
   16,428   Yahoo!, Inc. (b) (e).........      619,007
                                           -----------
                                             8,987,225
                                           -----------
Transportation (1.7%):
    4,492   Burlington Northern Santa Fe
              Corp. .....................      212,517
    2,567   CSX Corp. (e)................      102,885
    1,546   Delta Airlines, Inc. (b)
              (e)........................       11,564
    3,592   FedEx Corp. .................      353,776
    4,732   Norfolk Southern Corp. ......      171,251
    9,315   Southwest Airlines Co. ......      151,648
    3,102   Union Pacific Corp. .........      208,610
   13,393   United Parcel Service, Inc.,
              Class B....................    1,144,566
                                           -----------
                                             2,356,817
                                           -----------
Utilities (3.0%):
    7,753   AES Corp. (b) (d)............      105,984
    1,640   Allegheny Energy, Inc. (b)
              (e)........................       32,324
    2,328   Ameren Corp. ................      116,726
    4,728   American Electric Power Co.,
              Inc. (e)...................      162,360
    6,385   Calpine Corp. (b) (e)........       25,157
    3,678   Centerpoint Energy, Inc.
              (e)........................       41,561
    2,166   Cinergy Corp. ...............       90,171
    2,327   CMS Energy Corp. (b) (e).....       24,317
    2,892   Consolidated Edison, Inc. ...      126,525

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    2,101   Constellation Energy Group,
              Inc. ......................       91,835
    3,960   Dominion Resources, Inc. ....      268,250
    2,079   DTE Energy Co. (e)...........       89,667
   11,431   Duke Energy Corp. (e)........      289,547
    4,541   Dynegy, Inc. (b) (e).........       20,979
    3,893   Edison International,
              Inc. ......................      124,693
    2,671   Entergy Corp. ...............      180,533
    7,917   Exelon Corp. ................      348,901
    3,941   First Energy Corp. ..........      155,709
    2,218   FPL Group, Inc. .............      165,796
    1,919   Keyspan Corp. (e)............       75,705
    1,480   Kinder Morgan, Inc. .........      108,232
      525   NICOR, Inc. (e)..............       19,394
    3,231   NiSource, Inc. ..............       73,602
      448   Peoples Energy Corp. (e).....       19,690
    4,817   PG&E Corp. (b) (e)...........      160,310
    1,094   Pinnacle West Capital
              Corp. .....................       48,585
    2,259   PPL Corp. ...................      120,360
    2,952   Progress Energy, Inc. .......      133,548
    2,841   Public Service Enterprise
              Group, Inc. ...............      147,079
    2,789   Sempra Energy................      102,301
    8,839   Southern Co. ................      296,282
    2,386   TECO Energy, Inc. (e)........       36,601
    2,870   TXU Corp. ...................      185,287
    4,784   XCEL Energy, Inc. (e)........       87,069
                                           -----------
                                             4,075,080
                                           -----------
  Total Common Stocks                      135,195,769
                                           -----------
INVESTMENT COMPANIES (0.2%):
  263,327   One Group Prime Money Market
              Fund, Class I (c)..........      263,327
                                           -----------
  Total Investment Companies                   263,327
                                           -----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
   75,000   3/17/05 (d)..................       74,682
                                           -----------
  Total U.S. Treasury Obligations               74,682
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL
  FOR SECURITIES LENDING (7.3%):
9,962,225   Pool of various securities
              for One Group Equity
              Funds -- footnote 2
              (Securities Lending).......    9,962,225
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending          9,962,225
                                           -----------
Total (Cost $147,219,400) (a)              145,496,003
                                           ===========

------------
Percentages indicated are based on net assets of $137,197,218.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 23,309,458
                   Unrealized depreciation......................   (25,032,855)
                                                                  ------------
                   Net unrealized appreciation (depreciation)...  $ (1,723,397)
                                                                  ============

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Serves as collateral for futures contracts.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

 (f) Investment in affiliate.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 40

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES (0.9%):
   225,000   American Express Credit
               Account Master Trust,
               Series 04-3, Class A,
               4.35%, 12/15/11...........      228,701
   148,981   Americredit Automobile
               Receivables Trust, Series
               01-B, Class A4, 5.37%,
               6/12/08...................      150,814
   250,000   Citibank Credit Card
               Issuance Trust, Series
               03-A5, Class A5, 2.50%,
               4/7/08....................      247,786
   100,000   CNH Equipment Trust, Series
               03-B, Class A4B, 3.38%,
               2/15/11...................       99,532
   139,865   CS First Boston Mortgage
               Securities Corp., Series
               02-HE4, Class AF, 5.51%,
               8/25/32...................      143,057
   125,000   Ford Credit Auto Owner
               Trust, Series 04-A, Class
               A4, 3.54%, 11/15/08.......      124,675
   250,000   Onyx Acceptance Auto Trust,
               Series 04-B, Class A3,
               3.09%, 9/15/08............      249,175
   150,000   WFS Financial Owner Trust,
               Series 04-2, Class A3,
               2.85%, 9/20/08............      149,103
   150,000   WFS Financial Owner Trust,
               Series 03-4, Class A4,
               3.15%, 5/20/11............      149,298
                                           -----------
  Total Asset Backed Securities              1,542,141
                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%):
   188,718   Countrywide Alternative Loan
               Trust, Series 04-16CB,
               Class 2A2, 5.00%,
               8/25/19...................      190,315
   100,000   First Horizon Mortgage
               Pass-Thru Trust, 4.96%,
               2/25/35, Ser. 2004-AR7,
               Class 2A1.................      101,156
   102,839   MASTR Asset Securitization
               Trust, 5.00%, 5/25/18,
               Ser. 2003-10, Class 3A7...      104,308
   100,000   MBNA Master Credit Card
               Trust, Series 00-I, Class
               A, 6.90%, 1/15/08.........      102,443
    90,000   Residential Accredit Loans,
               Inc., 5.00%, 6/25/34, Ser.
               2004-QS8, Class A12.......       90,158
    92,011   Vendee Mortgage Trust,
               Series 03-1, Class B,
               5.75%, 12/15/20...........       93,081

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   143,786   Wells Fargo Mortgage Backed
               Securities Trust, Series
               04-7, Class 2A2, 5.00%,
               7/25/19...................      145,359
   175,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               09-05, Class A5, 3.54%,
               9/25/34...................      171,170
    91,822   WFS Financial Owner Trust,
               Series 03-1, Class A3,
               2.03%, 8/20/07............       91,539
   300,000   WFS Financial Owner Trust,
               Series 03-2, Class A4,
               2.41%, 12/20/10...........      295,876
                                           -----------
  Total Collateralized Mortgage
  Obligations                                1,385,405
                                           -----------
COMMON STOCKS (60.2%):
Communications (2.0%):
    17,200   Nextel Communications, Inc.,
               Class A (b)...............      516,000
    31,500   SBC Communications, Inc. ...      811,755
    12,900   Sprint Corp. -- FON Group...      320,565
    40,300   Verizon Communications......    1,632,553
                                           -----------
                                             3,280,873
                                           -----------
Consumer Durables (0.8%):
    19,700   Ford Motor Co. .............      288,408
     5,100   General Motors Corp. .......      204,306
       600   Harley-Davidson, Inc. ......       36,450
     5,000   Lennar Corp. ...............      283,400
     3,900   Mattel, Inc. ...............       76,011
    10,600   Smurfit-Stone Container
               Corp. (b).................      198,008
     4,600   Take-Two Interactive
               Software, Inc. (b) (e)....      160,034
                                           -----------
                                             1,246,617
                                           -----------
Consumer Non-Durables (4.9%):
    23,000   Altria Group, Inc. .........    1,405,300
     4,000   Anheuser-Busch Co., Inc. ...      202,920
    43,200   Coca-Cola Co. ..............    1,798,416
    18,200   Gillette Co. ...............      814,996
     8,800   Jones Apparel Group,
               Inc. .....................      321,816
     7,600   Nike, Inc., Class B.........      689,244
    15,300   PepsiCo, Inc. ..............      798,660
    38,600   Procter & Gamble Co. .......    2,126,088
                                           -----------
                                             8,157,440
                                           -----------
Consumer Services (4.4%):
    10,300   Carnival Corp. .............      593,589
    12,800   E.W. Scripps Co., Class A...      617,984
     5,500   EchoStar Communications
               Corp., Class A............      182,820

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    11,600   Fox Entertainment Group,
               Inc. (b)..................      362,616
    11,500   Gannett Co., Inc. ..........      939,550
    15,200   Hilton Hotels Corp. ........      345,648
    12,500   International Game
               Technology................      429,750
     7,000   Marriott International,
               Inc., Class A.............      440,860
    22,100   McDonald's Corp. ...........      708,526
     1,500   MGM Grand, Inc. (b).........      109,110
     6,100   News Corp., Class A.........      113,826
       700   Starwood Hotels & Resorts
               Worldwide, Inc. ..........       40,880
    12,500   Time Warner, Inc. (b).......      243,000
    46,600   Viacom, Inc., Class B.......    1,695,774
     2,100   Walt Disney Co. ............       58,380
     7,900   Yum! Brands, Inc. ..........      372,722
                                           -----------
                                             7,255,035
                                           -----------
Distribution Services (0.3%):
     5,700   McKesson Corp. .............      179,322
     6,400   Sysco Corp. ................      244,288
                                           -----------
                                               423,610
                                           -----------
Electronic Technology (6.4%):
     9,400   Altera Corp. (b)............      194,580
    20,400   Analog Devices, Inc. .......      753,168
     6,100   Broadcom Corp., Class A
               (b).......................      196,908
    66,500   Cisco Systems, Inc. (b).....    1,283,450
    40,100   Corning, Inc. (b)...........      471,977
    23,100   Dell, Inc. (b)..............      973,434
    32,100   EMC Corp. (b)...............      477,327
    34,300   Hewlett-Packard Co. ........      719,271
    41,400   Intel Corp. ................      968,346
    14,000   International Business
               Machines Corp. ...........    1,380,120
     4,400   Intersil Corp., Class A.....       73,656
     3,800   Juniper Networks, Inc.
               (b).......................      103,322
     4,300   Lexmark International, Inc.,
               Class A (b)...............      365,500
     3,100   Linear Technology Corp. ....      120,156
     7,700   Lockheed Martin Corp. ......      427,735
    29,900   Motorola, Inc. .............      514,280
     1,800   NCR Corp. (b)...............      124,614
     6,100   Northrop Grumman Corp. .....      331,596
    23,100   Qualcomm, Inc. .............      979,440
     7,700   Xilinx, Inc. ...............      228,305
                                           -----------
                                            10,687,185
                                           -----------
Energy Minerals (4.0%):
     4,900   Anadarko Petroleum Corp. ...      317,569
    17,400   ChevronTexaco Corp. ........      913,674
     8,900   ConocoPhillips..............      772,787
    12,280   Devon Energy Corp. .........      477,938

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Energy Minerals, continued:
    59,300   Exxon Mobil Corp. ..........    3,039,718
     5,400   Murphy Oil Corp. ...........      434,430
     8,500   Unocal Corp. ...............      367,540
     5,600   Valero Energy Corp. ........      254,240
                                           -----------
                                             6,577,896
                                           -----------
Finance (12.5%):
    18,700   AFLAC, Inc. ................      745,008
    14,700   AMBAC Financial Group,
               Inc. .....................    1,207,311
     5,800   American International
               Group, Inc. ..............      380,886
     1,500   Assurant, Inc. .............       45,825
    18,000   Bank of America Corp. ......      845,820
     1,400   Bank of New York Co.,
               Inc. .....................       46,788
    59,200   Charles Schwab Corp. .......      708,032
    14,200   CIT Group, Inc. ............      650,644
    76,000   Citigroup, Inc. ............    3,661,679
    18,800   Countrywide Financial
               Corp. ....................      695,788
     6,600   Equity Office Properties
               Trust.....................      192,192
     4,300   Fannie Mae..................      306,203
     2,500   First Horizon National Corp.
               (e).......................      107,775
    10,600   Freddie Mac.................      781,220
     7,200   Genworth Financial, Inc.,
               Class A...................      194,400
     4,500   Goldman Sachs Group,
               Inc. .....................      468,180
     7,800   Hartford Financial Services
               Group, Inc. ..............      540,618
     2,600   KeyCorp.....................       88,140
     1,100   Kimco Realty Corp. (e)......       63,789
     1,800   Mack Cali Realty Corp. .....       82,854
       900   Marshall & Ilsley Corp. ....       39,780
     4,800   MBIA, Inc. .................      303,744
    38,000   MBNA Corp. .................    1,071,220
     9,900   Mellon Financial Corp. .....      307,989
     2,700   MetLife, Inc. ..............      109,377
    36,300   Morgan Stanley Dean Witter &
               Co. ......................    2,015,376
    18,600   North Fork Bancorp, Inc. ...      536,610
     8,300   RenaissanceRe Holdings......      432,264
     4,200   St. Paul Co., Inc. .........      155,694
    12,300   State Street Corp. .........      604,176
     2,300   TCF Financial Corp. ........       73,922
    11,300   U.S. Bancorp................      353,916
     4,100   W.R. Berkley Corp. .........      193,397
     6,900   Wachovia Corp. .............      362,940
    11,600   Washington Mutual, Inc. ....      490,448
    20,900   Wells Fargo & Co. ..........    1,298,935
    12,000   Willis Group Holdings Ltd.
               (e).......................      494,040
     1,600   Zions Bancorp...............      108,848
                                           -----------
                                            20,765,828
                                           -----------

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 42

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Health Services (1.0%):
     5,700   Aetna, Inc. ................      711,075
     5,100   Hospital Corporation of
               America...................      203,796
     7,100   WellPoint, Inc. (b).........      816,500
                                           -----------
                                             1,731,371
                                           -----------
Health Technology (6.5%):
    15,300   Amgen, Inc. (b).............      981,495
     1,200   Bausch & Lomb, Inc. ........       77,352
     8,000   Baxter International,
               Inc. .....................      276,320
     1,500   Biogen Idec, Inc. (b).......       99,915
    18,800   Boston Scientific Corp.
               (b).......................      668,340
    21,100   Eli Lilly & Co. ............    1,197,425
    16,500   Forest Laboratories, Inc.
               (b).......................      740,190
    12,000   Gilead Sciences, Inc. (b)...      419,880
     9,800   Guidant Corp. ..............      706,580
    26,000   Johnson & Johnson...........    1,648,919
     5,400   Medicis Pharmaceuticals,
               Inc., Class A (e).........      189,594
    17,400   Merck & Co., Inc. ..........      559,236
     6,100   OSI Pharmaceuticals, Inc.
               (b) (e)...................      456,585
    58,800   Pfizer, Inc. ...............    1,581,132
     8,300   Schering-Plough Corp. ......      173,304
     7,200   Sepracor, Inc. (b) (e)......      427,464
     4,000   Watson Pharmaceuticals, Inc.
               (b).......................      131,240
     9,200   Wyeth.......................      391,828
                                           -----------
                                            10,726,799
                                           -----------
Industrial Services (0.3%):
     6,500   Baker Hughes, Inc. .........      277,355
     2,700   Cooper Cameron Corp. (b)....      145,287
     5,700   Rowan Cos., Inc. (b)........      147,630
                                           -----------
                                               570,272
                                           -----------
Non-Energy Minerals (0.5%):
    16,900   Alcoa, Inc. ................      530,998
     5,200   United States Steel
               Corp. ....................      266,500
                                           -----------
                                               797,498
                                           -----------
Process Industries (1.2%):
    11,100   Air Products and Chemicals,
               Inc. .....................      643,467
     3,100   Dow Chemical Co. ...........      153,481
     1,100   International Paper Co.
               (e).......................       46,200
    18,600   Nalco Holding Co. (b).......      363,072
    14,800   Praxair, Inc. ..............      653,420
     1,600   Rohm & Haas Co. ............       70,768
     1,900   Temple-Inland, Inc. ........      129,960
                                           -----------
                                             2,060,368
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Producer Manufacturing (5.7%):
     5,700   Caterpillar, Inc. ..........      555,807
     4,900   Deere & Co. ................      364,560
     2,300   Eaton Corp. ................      166,428
   107,000   General Electric Co. .......    3,905,500
       900   ITT Industries, Inc. .......       76,005
     7,400   Johnson Controls, Inc. .....      469,456
     2,700   Lear Corp. .................      164,727
     2,400   Masco Corp. ................       87,672
     7,900   Minnesota Mining &
               Manufacturing Co. ........      648,353
     3,400   SPX Corp. ..................      136,204
    52,040   Tyco International Ltd.
               (e).......................    1,859,910
    10,600   United Technologies
               Corp. ....................    1,095,510
                                           -----------
                                             9,530,132
                                           -----------
Retail Trade (3.8%):
     2,500   Bed Bath & Beyond, Inc.
               (b).......................       99,575
     3,100   CVS Corp. ..................      139,717
    10,800   Dollar General Corp. .......      224,316
     5,200   Federated Department Stores,
               Inc. .....................      300,508
    24,800   Home Depot, Inc. ...........    1,059,952
    16,100   Kohl's Corp. (b)............      791,637
    13,700   Lowe's Cos., Inc. ..........      788,983
    12,100   Staples, Inc. ..............      407,891
    18,700   Target Corp. ...............      971,091
    29,500   Wal-Mart Stores, Inc. ......    1,558,190
                                           -----------
                                             6,341,860
                                           -----------
Technology Services (3.5%):
     6,500   Accenture Ltd. (b)..........      175,500
     1,400   Affiliated Computer
               Services, Inc., Class A
               (b).......................       84,266
     3,500   Computer Sciences Corp.
               (b).......................      197,295
     5,800   eBay, Inc. (b)..............      674,424
     8,500   First Data Corp. ...........      361,590
   112,300   Microsoft Corp. ............    2,999,533
   100,900   Oracle Corp. (b)............    1,384,348
                                           -----------
                                             5,876,956
                                           -----------
Transportation (0.7%):
    11,100   CSX Corp. ..................      444,888
     9,100   United Parcel Service, Inc.,
               Class B...................      777,686
                                           -----------
                                             1,222,574
                                           -----------
Utilities (1.7%):
    10,300   Dominion Resources, Inc. ...      697,722
     4,600   Edison International,
               Inc. .....................      147,338
     9,500   FPL Group, Inc. ............      710,125
     4,200   Northeast Utilities.........       79,170
     4,200   PG&E Corp. (b)..............      139,776
    12,300   Pinnacle West Capital
               Corp. ....................      546,243

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     6,900   PPL Corp. ..................      367,632
     4,100   XCEL Energy, Inc. (e).......       74,620
                                           -----------
                                             2,762,626
                                           -----------
  Total Common Stocks                      100,014,940
                                           -----------
CORPORATE BONDS (12.8%):
Communications (0.1%):
   200,000   Southwestern Bell Telephone,
               5.98%, 10/22/07...........      210,591
                                           -----------
Consumer Durables (0.5%):
   300,000   DaimlerChrysler NA Holdings
               Corp., 7.20%,
               9/1/09 (e)................      333,905
   500,000   General Motors Corp., 7.20%,
               1/15/11 (e)...............      512,821
    60,000   Hanson Australia Funding,
               5.25%, 3/15/13............       61,127
                                           -----------
                                               907,853
                                           -----------
Consumer Services (0.8%):
   175,000   Allstate Corp., 6.13%,
               2/15/12...................      191,365
    60,000   Coca-Cola Enterprises,
               6.13%, 8/15/11............       66,068
   150,000   Comcast Cable
               Communications, 8.38%,
               5/1/07....................      165,893
   100,000   Comcast Cable
               Communications, 6.88%,
               6/15/09...................      111,095
    50,000   Cox Communications, Inc.,
               7.75%, 11/1/10............       57,275
    60,000   PHH Corp., 7.13%, 3/1/13....       67,097
    50,000   Thomson Corp., 4.25%,
               8/15/09...................       50,087
   450,000   Time Warner, Inc., 9.13%,
               1/15/13...................      578,492
                                           -----------
                                             1,287,372
                                           -----------
Energy Minerals (0.2%):
   250,000   Occidental Petroleum Corp.,
               9.25%, 8/1/19.............      344,144
                                           -----------
Finance (7.2%):
    50,000   ACE INA Holdings, Inc.,
               5.88%, 6/15/14............       51,223
   125,000   American Express Credit,
               3.00%, 5/16/08............      122,075
    65,000   American General Finance
               Corp., 4.63%,
               5/15/09 (e)...............       66,144
   120,000   American General Finance
               Corp., 4.00%,
               3/15/11 (e)...............      116,377
   100,000   American International
               Group, Inc., 2.88%,
               5/15/08...................       96,911

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   300,000   Bank of America Corp.,
               7.80%, 2/15/10............      348,870
   100,000   Bank of America Corp.,
               7.13%, 10/15/11...........      113,955
   250,000   BCH Cayman Islands, 7.50%,
               6/15/05...................      255,162
   100,000   Bear Stearns Co., Inc.,
               4.50%, 10/28/10 (e).......      100,857
   100,000   Branch Banking & Trust,
               4.88%, 1/15/13............      100,547
   600,000   Capital One Auto Finance
               Trust, 3.44%, 6/15/09.....      601,449
   200,000   Capital One Bank Co., 6.88%,
               2/1/06....................      207,476
    75,000   CIT Group Holdings, Inc.,
               7.38%, 4/2/07 (e).........       80,981
   180,000   CIT Group, Inc., 4.13%,
               2/21/06...................      181,829
   100,000   Citigroup, Inc., 3.50%,
               2/1/08....................       99,554
   590,000   Citigroup, Inc., 5.00%,
               9/15/14, (d)..............      592,846
   150,000   Conoco Funding Corp., 6.35%,
               10/15/11..................      167,427
   300,000   Countrywide Home Loan,
               4.00%, 3/22/11............      291,678
   650,000   Credit Suisse First Boston
               USA, Inc., 6.50%,
               1/15/12...................      723,438
   120,000   Dow Capital BV, 8.50%,
               6/8/10, Putable 6/8/05 @
               100.......................      140,331
   225,000   Fleet Financial Group,
               7.38%, 12/1/09............      256,985
   800,000   Ford Motor Credit Co.,
               7.38%, 2/1/11.............      862,202
   500,000   General Electric Capital
               Corp., 8.63%, 6/15/08.....      574,747
    50,000   General Electric Capital
               Corp., 3.13%, 4/1/09......       48,437
   175,000   GMAC, 7.25%, 3/2/11.........      183,218
   300,000   Goldman Sachs Group, Inc.,
               7.20%, 3/1/07.............      321,503
   200,000   Goldman Sachs Group, Inc.,
               4.75%, 7/15/13............      197,907
   700,000   Household Finance Corp.,
               8.00%, 7/15/10............      823,857
   475,000   Inter-American Development
               Bank, 8.40%, 9/1/09.......      562,831
   150,000   John Deere Capital Corp.,
               3.63%, 5/25/07............      149,994

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 44

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   150,000   KeyCorp, 4.70%, 5/21/09.....      153,351
   200,000   Lehman Brothers Holdings,
               Inc., 6.63%,
               1/18/12 (e)...............      223,638
   155,000   Marshall & Ilsley Corp.,
               4.38%, 8/1/09.............      156,321
   125,000   Merrill Lynch & Co., 3.13%,
               7/15/08 (e)...............      121,916
   200,000   Merrill Lynch & Co., 4.13%,
               1/15/09 (e)...............      201,101
   600,000   Morgan Stanley Dean Witter &
               Co., 6.75%, 4/15/11.......      672,983
   350,000   National Rural Utilities,
               6.00%, 5/15/06............      362,536
   150,000   News America, Inc., 6.75%,
               1/9/38....................      168,677
   300,000   Nynex Capital Funding,
               8.23%, 10/15/09...........      344,856
    75,000   Popular North America, Inc.,
               4.25%, 4/1/08.............       75,708
    75,000   Principal Life, Inc., 3.20%,
               4/1/09....................       72,517
    40,000   Protective Life Secured
               Trust, 4.00%, 10/7/09.....       39,681
    75,000   Protective Life Secured
               Trust, 4.00%, 4/1/11......       73,199
    25,000   Unionbancal Corp., 5.25%,
               12/16/13..................       25,338
   300,000   Wachovia Corp., 6.61%,
               10/1/25...................      332,594
    50,000   Washington Mutual, Inc.,
               4.20%, 1/15/10............       49,803
   125,000   Washington Mutual, Inc.,
               4.63%, 4/1/14 (e).........      119,507
   125,000   Wells Fargo & Co., 3.13%,
               4/1/09....................      121,152
   160,000   Wells Fargo & Co., 7.55%,
               6/21/10...................      185,841
                                           -----------
                                            11,941,530
                                           -----------
Foreign Banks (0.0%) (f):
    50,000   Royal Bank of Canada, 3.88%,
               5/4/09....................       49,581
                                           -----------
Governments (Foreign) (0.1%):
    80,000   United Mexican States,
               4.63%, 10/8/08............       81,000
    40,000   United Mexican States,
               6.38%, 1/16/13............       42,500
                                           -----------
                                               123,500
                                           -----------
Producer Manufacturing (0.0%) (f):
    75,000   Pitney Bowes, Inc., 3.88%,
               6/15/13...................       71,028
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Retail Trade (0.6%):
   350,000   Albertson's, Inc., 6.95%,
               8/1/09....................      386,871
   400,000   Kroger Co., 8.05%, 2/1/10...      468,224
   100,000   Wal-Mart Stores, 4.13%,
               2/15/11...................      100,359
                                           -----------
                                               955,454
                                           -----------
Technology Services (0.1%):
    80,000   IBM Corp., 4.38%, 6/1/09....       81,389
                                           -----------
Telecommunications (0.5%):
    50,000   AT&T Broadband Corp., 8.38%,
               3/15/13...................       61,655
    75,000   AT&T Wireless, 7.88%,
               3/1/11....................       88,396
   125,000   Bellsouth Corp., 6.00%,
               10/15/11..................      136,243
    80,000   British Telecom, 8.38%,
               12/15/10..................       96,069
    60,000   Deutsche Telekom, 8.50%,
               6/15/10 (e)...............       71,482
    30,000   France Telecom, 8.50%,
               3/1/11....................       35,787
   150,000   Sprint Capital Corp., 6.00%,
               1/15/07...................      156,989
   125,000   Sprint Capital Corp., 7.63%,
               1/30/11...................      145,130
                                           -----------
                                               791,751
                                           -----------
Transportation (0.6%):
    70,000   Continental Airlines, Inc.,
               7.06%, 3/15/11............       71,920
   150,000   Norfolk Southern Corp.,
               7.05%, 5/1/37.............      175,391
   500,000   Union Pacific Corp., 6.65%,
               1/15/11...................      559,047
   245,394   United Airlines, 7.19%,
               4/1/11....................      222,970
                                           -----------
                                             1,029,328
                                           -----------
Utilities (2.1%):
   560,000   American Electric Power Co.,
               Inc., 6.13%, 5/15/06......      580,374
    50,000   Carolina Power and Light,
               5.13%, 9/15/13............       51,151
   173,000   Columbia Gas System, 6.80%,
               11/28/05..................      178,319
    25,000   Consolidated Edison, Inc.,
               4.70%, 6/15/09............       25,698
   100,000   Constellation Energy Group,
               6.35%, 4/1/07.............      105,690
   150,000   Dominion Resources, Inc.,
               6.25%, 6/30/12............      163,768

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
   200,000   DTE Energy Co., 6.65%,
               4/15/09...................      218,521
   250,000   Duke Energy Corp., 6.25%,
               1/15/12...................      272,539
   500,000   Exelon Corp., 6.75%,
               5/1/11....................      559,312
   900,000   Hydro Quebec, 6.52%,
               2/23/06...................      933,632
   130,000   National Rural Utilities,
               7.30%, 9/15/06............      138,023
   115,000   PSEG Power, 7.75%,
               4/15/11 (e)...............      134,090
    35,000   Sempra Energy, 4.75%,
               5/15/09...................       35,678
                                           -----------
                                             3,396,795
                                           -----------
  Total Corporate Bonds                     21,190,316
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.8%):
   150,000   7.25%, 1/15/10..............      172,395
   400,000   7.13%, 6/15/10..............      459,769
   585,000   5.38%, 11/15/11 (e).........      623,095
                                           -----------
  Total U.S. Government Agency Securities    1,255,259
                                           -----------
U.S. GOVERNMENT AGENCY MORTGAGES (12.3%):
Fannie Mae (5.0%):
   740,611   7.14%, 8/1/05, Pool
               #73166....................      744,158
     8,257   8.15%, 4/25/06, Series
               91-37, Class H............        8,343
     5,073   6.15%, 8/25/06, Series
               93-223, Class VD..........        5,148
     4,884   9.00%, 11/1/06, Pool
               #124017...................        4,965
   327,741   6.94%, 12/1/06, Pool
               #73798....................      342,626
    45,507   7.50%, 3/25/07, Series
               92-18, Class ZH...........       46,857
    13,342   6.00%, 8/25/07, Series
               92-151, Class H...........       13,626
   252,409   6.85%, 10/1/07, Pool
               #375435...................      268,501
   281,105   6.53%, 12/1/07, Pool
               #375568...................      297,983
   244,790   6.25%, 7/25/08, Series
               93-135, Class PG..........      250,907
   368,958   6.19%, 9/1/08, Pool
               #380623...................      392,457
    16,534   8.00%, 9/1/08, Pool
               #190586...................       17,053

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    60,453   8.30%, 10/25/08, Series
               93-197, Class SC, IF*.....       63,113
     7,406   6.50%, 3/25/09, Series
               95-13, Class B............        7,414
    64,923   7.50%, 8/1/09, Pool
               #292020...................       68,954
   800,000   7.00%, 7/18/12, Series
               97-42, Class PG...........      861,349
   101,134   6.50%, 4/1/13, Pool
               #414513...................      107,341
    84,675   7.00%, 6/1/13, Pool
               #427488...................       89,776
   200,000   6.65%, 6/25/13, Series
               93-140, Class J...........      208,712
    69,283   6.00%, 8/1/13, Pool
               #251899...................       72,754
    65,797   6.00%, 12/1/13, Pool
               #323458...................       69,094
   150,000   4.50%, 2/25/17, Series
               03-86, Class PX...........      151,122
   250,000   5.50%, 4/25/17, Series
               02-18, Class PC...........      261,898
   150,000   6.00%, 4/25/17, Series
               02-19, Class PE...........      157,657
   300,000   6.00%, 4/25/17, Series
               02-24, Class AJ...........      315,180
   141,211   8.00%, 5/1/17, Pool
               #50000....................      153,939
    35,114   9.00%, 12/1/17, Pool
               #359455...................       39,061
   152,071   9.25%, 3/25/18, Series 88-4,
               Class Z...................      165,087
    80,839   8.50%, 11/1/18, Pool
               #313280...................       89,093
    25,120   10.45%, 4/25/19, Series
               89-21, Class G............       26,969
   111,259   8.00%, 7/25/19, Series
               89-37, Class G............      119,379
    20,144   8.75%, 11/25/19, Series
               89-86, Class E............       21,857
   500,000   6.00%, 2/25/20, Series 02-7,
               Class QM..................      508,254
    32,859   6.50%, 3/25/20, Series
               90-30, Class E............       34,502
    73,114   6.00%, 4/25/20, Series
               02-56, Class VD...........       74,372
    49,011   6.50%, 9/25/20, Series
               90-105, Class J...........       51,495
   138,000   6.00%, 10/25/20, Series
               02-41 Class VB............      140,458

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 46

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    27,691   8.50%, 9/25/21, Series G-29,
               Class O...................       29,368
    29,520   8.75%, 9/25/21, Series
               91-129, Class G...........       32,042
    70,749   6.50%, 2/25/23, Series
               G93-36, Class J...........       71,068
    71,923   6.50%, 2/25/23, Series
               93-202, Class I...........       72,315
    16,486   0.00%, 5/25/23, Series
               G93-24, Class C, PO.......       16,373
   150,000   5.00%, 6/25/23, Series
               03-55, Class CD...........      148,422
   250,000   5.00%, 6/25/23, Series
               03-83, Class PG...........      250,397
   100,000   6.50%, 7/25/23, Series
               93-119, Class H...........      106,148
    83,689   5.00%, 12/25/23, Series
               94-22, Class C............       84,670
   144,065   6.50%, 12/25/23, Series
               93-225, Class UB..........      149,312
   239,000   7.50%, 2/25/24, Series
               94-81, Class LL...........      256,274
    11,945   7.00%, 8/1/25, Pool
               #270725...................       12,722
    13,206   10.00%, 6/17/27, Series
               97-49, Class B............       14,543
     8,668   7.50%, 10/1/27, Pool
               #402032...................        9,302
   147,717   6.50%, 12/25/28, Series
               98-66, Class B............      157,432
   350,000   5.75%, 6/25/33, Series
               03-47, Class PE...........      354,204
   268,994   5.50%, 12/1/33, Pool
               #725017...................      273,320
                                           -----------
                                             8,289,366
                                           -----------
Freddie Mac (6.8%):
   200,000   6.00%, 3/15/09, Series 1708,
               Class E...................      206,645
   415,000   5.89%, 3/30/09, Series
               EJ09......................      449,801
    17,538   8.00%, 10/1/10, Pool
               #G10518...................       18,371
    39,943   6.00%, 2/15/11, Series 1819,
               Class E...................       41,216
     1,121   6.50%, 9/15/12, Series 2173,
               Class VB..................        1,119
    43,314   6.00%, 3/1/13, Pool
               #E69409...................       45,435
    37,608   6.50%, 3/1/13, Pool
               #E69466...................       39,857
    45,675   6.50%, 6/1/13, Pool
               #E00552...................       48,411

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    45,252   7.00%, 6/1/13, Pool
               #E00554...................       47,967
   509,554   6.00%, 1/15/14, Series 2115,
               Class PE..................      530,286
    65,691   6.50%, 2/15/14, Series 1668,
               Class D...................       68,945
   250,000   5.00%, 7/15/14, Series 2557,
               Class WJ..................      255,871
    91,923   7.00%, 12/1/14, Pool
               #P60089...................       97,554
   421,371   5.50%, 3/15/15, Series 2368,
               Class OE..................      427,617
    53,845   5.50%, 5/15/15, Series 2497,
               Class UH..................       54,149
   101,067   5.50%, 11/15/15, Series
               2467, Class EA............      101,818
   146,610   5.00%, 1/15/16, Series 2501,
               Class AG..................      147,719
    76,179   7.00%, 3/1/16, Pool
               #P60090...................       80,845
   150,000   5.50%, 12/15/16, Series
               2391, Class QR............      156,219
   500,000   6.00%, 12/15/16, Series
               2394, Class MC............      523,834
   500,000   6.00%, 1/15/17, Series 2405,
               Class JF..................      524,982
   297,091   6.00%, 3/15/17, Series 2425,
               Class OB..................      309,331
    45,576   8.00%, 4/1/17, Pool
               #290302...................       49,604
   650,000   5.50%, 11/15/17, Series
               #2522.....................      676,115
   217,325   4.00%, 5/15/18, Series 2643,
               Class KG..................      218,153
   352,224   4.00%, 8/1/18, Pool
               #E01424...................      345,027
   250,000   5.00%, 9/15/18, Series 2701,
               Class OD..................      255,151
   500,000   6.00%, 8/15/19, Series 2388,
               Class AD..................      524,819
    33,858   8.60%, 1/15/21, Series 85,
               Class C...................       33,876
    40,096   6.00%, 2/15/21, Series 1047,
               Class H...................       40,052
    13,531   7.00%, 2/15/21, Series 115,
               Class I...................       13,521
    26,498   6.50%, 4/15/21, Series 1062,
               Class H...................       26,469
   165,119   6.50%, 7/15/21, Series 168,
               Class G...................      164,975

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    49,694   8.00%, 7/15/21, Series 1120,
               Class L...................       49,783
    22,642   5.50%, 8/15/21, Series 1116,
               Class I...................       22,617
    19,613   6.50%, 10/15/21, Series 189,
               Class D...................       19,615
    65,826   7.00%, 1/15/22, Series 1191,
               Class E...................       65,850
    17,820   6.50%, 2/15/22, Series 1240,
               Class M...................       18,025
    94,591   6.25%, 4/15/22, Series 1610,
               Class PM..................       95,430
   134,822   8.00%, 4/15/22, Series 1254,
               Class N...................      136,112
   145,795   6.50%, 11/1/22, Pool
               #G30234...................      153,959
   314,000   6.85%, 6/25/23, Series 13,
               Class LL..................      329,012
   250,000   6.50%, 11/15/23, Series
               1617, Class PM............      265,668
   146,454   5.00%, 2/15/24, Series 2756,
               Class NA..................      148,363
   148,000   7.00%, 4/15/24, Series 1714,
               Class K...................      158,050
   200,002   8.00%, 4/15/24, Series 1710,
               Class GH..................      217,335
   213,166   8.00%, 4/25/24, Series 31,
               Class Z...................      238,878
    27,935   8.50%, 9/15/24, Series 1753,
               Class D...................       29,948
   294,074   7.00%, 4/15/26, Series 1843,
               Class Z...................      309,391
    29,921   8.00%, 9/1/26, Pool
               #C00476...................       32,576
   200,000   5.00%, 5/15/27, Series 2764,
               Class UC..................      204,131
     6,361   7.50%, 7/1/27, Pool
               #D81027...................        6,829
    10,021   7.00%, 10/1/27, Pool
               #D83256...................       10,642
    67,458   6.00%, 1/15/28, Series 2136,
               Class PE..................       68,167
    85,369   6.00%, 2/15/28, Series 2107,
               Class E...................       86,498
    90,975   5.50%, 4/15/28, Series 2517,
               Class TG..................       91,297
   120,173   6.50%, 10/15/28, Series
               2438, Class NC............      120,325
   182,799   7.00%, 8/15/29, Series 2178,
               Class PB..................      191,715
    31,824   6.00%, 2/15/30, Series 2367,
               Class PD..................       32,099

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   115,890   6.50%, 7/15/30, Series 2388,
               Class BE..................      116,275
    22,217   6.50%, 9/15/30, Series 2316,
               Class PB..................       22,427
    22,406   6.50%, 11/15/30, Series
               2430, Class GD............       22,538
    58,935   6.50%, 1/15/31, Series 2433,
               Class NG..................       59,980
   200,000   6.50%, 5/15/32, Series 2455,
               Class GK..................      211,336
   375,000   6.50%, 6/15/32, Series 2457,
               Class PE..................      387,073
   409,359   6.50%, 7/15/32, Series
               02-31, Class JZ...........      431,171
   439,848   6.50%, 2/25/43, Series T-54,
               Class 2A..................      461,304
                                           -----------
                                            11,340,173
                                           -----------
Government National Mortgage Assoc. (0.5%):
     2,988   8.50%, 12/15/05, Pool
               #7500.....................        3,034
   141,316   7.00%, 7/15/08, Pool
               #348872...................      148,447
    38,155   8.00%, 12/20/10, Pool
               #2165.....................       40,563
     7,415   7.00%, 2/15/11, Pool
               #412559...................        7,899
    50,448   8.50%, 10/15/11, Pool
               #432121...................       54,490
   105,334   6.50%, 9/15/13, Pool
               #468228...................      112,339
    17,107   8.00%, 11/15/16, Pool
               #199829...................       18,638
    43,824   8.00%, 11/15/16, Pool
               #181122...................       47,748
    35,603   8.00%, 11/15/16, Pool
               #196714...................       38,791
   117,825   8.50%, 12/15/22, Pool
               #780708...................      129,777
    42,336   8.00%, 11/15/24, Pool
               #780028...................       46,285
    22,608   8.00%, 6/20/25, Series 95-4,
               Class CQ..................       23,643
     8,312   7.50%, 5/15/26, Pool
               #398663...................        8,952
    14,257   8.00%, 6/20/26, Pool
               #CSF2334..................       15,450
    20,375   7.50%, 1/20/27, Pool
               #2360.....................       21,841
    32,970   8.00%, 5/20/27, Pool
               #2433.....................       35,697

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 48

ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
    31,875   8.00%, 9/15/27, Pool
               #451932...................       34,651
    22,645   7.00%, 4/15/28, Pool
               #473915...................       24,106
    13,098   7.00%, 6/15/28, Pool
               #477123...................       13,944
                                           -----------
                                               826,295
                                           -----------
  Total U.S. Government Agency Mortgages    20,455,834
                                           -----------
INVESTMENT COMPANIES (2.3%):
 3,852,230   One Group Prime Money Market
               Fund, Class I (c).........    3,852,230
                                           -----------
  Total Investment Companies                 3,852,230
                                           -----------
U.S. TREASURY OBLIGATIONS (9.1%):
U.S. Treasury Bonds (5.6%):
 5,250,000   10.38%, 11/15/12 (e)........    6,259,396
 2,450,000   7.25%, 5/15/16 (e)..........    3,066,712
                                           -----------
                                             9,326,108
                                           -----------
U.S. Treasury Inflation Protected Bonds (0.6%):
   814,842   3.88%, 1/15/09..............      913,291
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (1.6%):
   950,000   6.50%, 8/15/05 (e)..........      973,119
 1,500,000   6.50%, 2/15/10 (e)..........    1,698,222
                                           -----------
                                             2,671,341
                                           -----------
U.S. Treasury STRIPS (1.3%):
 2,625,000   5/15/15 (e).................    1,651,566
   875,000   8/15/15 (e).................      542,712
                                           -----------
                                             2,194,278
                                           -----------
  Total U.S. Treasury Obligations           15,105,018
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL
  FOR SECURITIES LENDING (12.4%):
20,535,092   Pool of various securities
               for One Group Equity
               Funds -- footnote 2
               (Securities Lending)......   20,535,092
                                           -----------
  Total Short-Term Securities Held as
  Collateral
    for Securities Lending
                                            20,535,092
                                           -----------
Total (Cost $179,066,587) (a)              185,336,235
                                           ===========

------------
Percentages indicated are based on net assets of $166,027,439.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $11,550,025
                   Unrealized depreciation......................   (5,280,377)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 6,269,648
                                                                  ===========

Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(f)  Amount rounds to less than 0.1%.

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of December 31, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES (1.6%):
   128,083   Americredit Automobile
               Receivables Trust, Series
               01-D, Class A4, 4.41%,
               11/12/08..................      129,230
   100,000   Americredit Automobile
               Receivables Trust, Series
               03-BX, Class A4A, 2.72%,
               1/6/10....................       99,119
   336,943   Capital One Auto Finance
               Trust, Series 01-A, Class
               A4, 5.40%, 5/15/08........      341,073
    13,577   Chase Funding Loan
               Acquisition Trust, Series
               02-C1, Class IA5, 6.86%,
               1/25/32...................       13,568
   150,000   Citibank Credit Card
               Issuance Trust, Series
               02-A1, Class A1, 4.95%,
               2/9/09....................      154,590
   450,000   Citibank Credit Card
               Issuance Trust, Series
               02-C2, Class C2, 6.95%,
               2/18/14...................      502,569
   165,000   CNH Equipment Trust, Series
               03-B, Class A4B, 3.38%,
               2/15/11...................      164,227
   158,941   Conseco Finance, Series
               01-B, Class 1M1, 7.27%,
               6/15/32...................      162,822
   200,000   MBNA Master Credit Card
               Trust, Series 00-D, Class
               C, 8.40%, 9/15/09.........      219,782
   240,000   MBNA Master Credit Card
               Trust, Series 99-J, Class
               C, 7.85%, 2/15/12.........      275,750
    75,000   MBNA Master Credit Card
               Trust, Series 03-C1, Class
               C, 4.10%, 6/15/12.........       79,751
   200,000   MBNA Master Credit Card
               Trust, Series 02-C1, Class
               C1, 6.80%, 7/15/14........      222,023
    62,557   Residential Asset Mortgage
               Products, Inc., Series
               01-RS3, Class AI4, 6.29%,
               10/25/31..................       63,062
   225,000   WFS Financial Owner Trust,
               Series 02-1, Class A4A,
               4.87%, 9/20/09............      228,049

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
ASSET BACKED SECURITIES, CONTINUED:
   500,000   WFS Financial Owner Trust,
               Series 02-2, Class A4,
               4.50%, 2/20/10............      506,424
   490,000   WFS Financial Owner Trust,
               Series 03-4, Class A4,
               3.15%, 5/20/11............      487,708
                                           -----------
  Total Asset Backed Securities              3,649,747
                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%):
   150,000   American Express Credit
               Account Master Trust,
               Series 04-3, Class A,
               4.35%, 12/15/11...........      152,467
    24,689   American Housing Trust,
               Series V, Class 1G, 9.13%,
               4/25/21...................       24,651
    88,431   BAE Systems 2001 Asset
               Trust, Series 01, Class B,
               7.16%, 12/15/11 (b).......       95,986
   495,667   Banc of America Funding
               Corp., Series 03-3, Class
               1A33, 5.50%, 10/25/33.....      493,614
    92,876   Bank of America Mortgage
               Securities, Series 03-8,
               Class A, 0.00%, 11/25/33,
               PO........................       69,960
   222,267   Bank of America Mortgage
               Securities, Series 04-1,
               Class PO, 0.00%, 3/25/34,
               PO........................      169,415
    95,389   Bank of America Mortgage
               Securities, Series 04-4,
               Class APO, 0.00%, 5/25/34,
               PO........................       71,688
   314,167   Bank of America Mortgage
               Securities, Series 04-5,
               Class 3A3, 0.00%, 6/25/34,
               PO........................      148,237
   200,000   Bank of America Mortgage
               Securities, Series 04-E,
               Class 2A5, 4.13%,
               6/25/34...................      195,844
   293,567   Bank of America Mortgage
               Securities, Series 04-6
               Class APO, 0.00%, 7/25/34,
               PO........................      207,315
   636,848   Bank of America Mortgage
               Securities, Series 04-7,
               Class 1A19, 0.00%,
               8/25/34, PO...............      454,180

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 50

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   100,000   Bear Stearns Adjustable Rate
               Mortgage Trust, Series
               04-4, Class A4, 3.52%,
               6/25/34...................       97,164
   101,762   Bear Stearns Commercial
               Mortgage Securities, Inc.,
               7.64%, 2/15/32, Ser.
               2000-WF1, Class A1........      108,730
   125,000   Bear Stearns Commercial
               Mortgage Securities, Inc.,
               3.70%, 8/13/46, Ser.
               2004-T16, Class A2........      124,145
   131,151   Citigroup Mortgage Loan
               Trust, Inc., 0.00%,
               12/25/18, Ser. 2003-UST1,
               Class 1, PO...............      104,906
    88,006   Citigroup Mortgage Loan
               Trust, Inc., 0.00%,
               12/25/18, Ser. 2003-UST1,
               Class 3, PO...............       75,231
   316,206   Citigroup Mortgage Loan
               Trust, Inc., Series
               03-UST1, Class A1, 5.50%,
               12/25/18..................      323,519
   214,997   Citigroup Mortgage Loan
               Trust, Inc., Series
               03-UP3, Class A3, 7.00%,
               9/25/33...................      224,403
   436,000   Countrywide Alternative Loan
               Trust, Series 02-8, Class
               A4, 6.50%, 7/25/32........      444,362
   145,019   Countrywide Alternative Loan
               Trust, Series 03-J1, Class
               PO, 0.00%, 10/25/33, PO...      119,909
 1,300,000   Countrywide Asset-Backed
               Certificates, 2.69%,
               10/25/33, Ser. 2004-AB2,
               Class A2..................    1,300,001
   370,118   Countrywide Home Loan Trust,
               4.16%, 6/20/34, Ser.
               2004-HYB3, Class 2A.......      368,060
   362,261   Countrywide Home Loans,
               Series 03-J7, Class 4A3,
               6.66%, 8/25/18, IF*.......      353,166
   744,510   Countrywide Home Loans,
               Series 03-26, Class 1A6,
               3.50%, 8/25/33............      731,550
   163,573   Countrywide Home Loans,
               Inc., 0.00%, 11/25/19,
               Ser. 2004-J8, Class A,
               PO........................      130,099
   350,287   Countrywide Home Loans,
               Inc., 4.32%, 5/20/34......      350,110

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 1,300,000   First Horizon Mortgage Pass-
               Through Trust, 4.96%,
               2/25/35, Ser. 2004-AR7,
               Class 2A1.................    1,315,032
   191,700   Household Automotive Trust,
               Series 00-2, Class A4,
               7.43%, 4/17/07............      192,061
    18,874   Impac Secured Assets Common
               Owner Trust, Series 00-1,
               Class A8, 8.15%, 4/25/30..       18,833
   966,339   Master Alternative Loans
               Trust, Series 04-10, Class
               IAI, 4.50%, 9/25/19.......      956,978
   439,550   Master Asset Securitization
               Trust, Series 03-12, Class
               15PO, 0.00%, 12/25/18,
               PO........................      357,848
   460,239   Master Asset Securitization
               Trust, Series 04-8, Class
               PO, 0.00%, 8/25/19, PO....      366,783
   595,960   MASTR Adjustable Rate
               Mortgage Trust, 3.82%,
               12/21/34, Ser. 2004-7,
               Class 30, PO..............      592,608
   106,984   MASTR Alternative Loan
               Trust, 0.00%, 8/25/34,
               Ser. 2004-7, Class 30,
               PO........................       75,958
   342,796   MASTR Asset Securitization
               Trust, 5.00%, 5/25/18,
               Ser. 2003-4, Class 2A2....      347,693
   472,485   MASTR Asset Securitization
               Trust, 0.00%, 7/25/19,
               Ser. 2004-16, Class 15,
               PO........................      371,911
   879,880   MASTR Asset Securitization
               Trust, 0.00%, 10/25/19,
               Ser. 2004-10, Class 15,
               PO........................      688,257
   286,295   Nomura Asset Acceptance
               Corp., Series 04-R2, Class
               A1, 6.50%, 10/25/34.......      298,494
   425,067   PNC Mortgage Securities
               Corp., Series 99-4, Class
               1A10, 6.75%, 6/25/29......      436,321
   500,000   Residential Accredit Loans,
               Inc., Series 02-QS8, Class
               A5, 6.25%, 6/25/17........      509,100
   121,303   Residential Accredit Loans,
               Inc., Series 02-QS16,
               Class A3, 11.57%,
               10/25/17, IF*.............      129,158

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   544,753   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A8, 5.18%, 2/25/18, IO,
               IF*.......................       48,300
   163,195   Residential Accredit Loans,
               Inc., Series 03-QS3, Class
               A2, 11.18%, 2/25/18,
               IF*.......................      181,539
 1,200,633   Residential Accredit Loans,
               Inc., Series 03-QS9, Class
               A3, 5.13%, 5/25/18, IO,
               IF*.......................      112,266
   397,490   Residential Accredit Loans,
               Inc., Series 03-QS18,
               Class A1, 5.00%,
               9/25/18...................      401,962
    91,017   Residential Accredit Loans,
               Inc., Series 96-QS3, Class
               AI-11, 7.75%, 6/25/26.....       90,838
   276,000   Residential Accredit Loans,
               Inc., Series 02-QS3, Class
               A10, 6.75%, 3/25/32.......      282,873
     5,621   Residential Accredit Loans,
               Inc., Series 02-QS6, Class
               A10, 6.50%, 5/25/32.......        5,611
   165,000   Residential Funding Mortgage
               Securities I, Inc., Series
               03-S12, Class 4A5, 4.50%,
               12/25/32..................      156,856
   706,278   Residential Funding Mortgage
               Securities I, Inc., Series
               03-S7, Class A17, 4.00%,
               5/25/33...................      687,273
    64,717   Salomon Brothers Mortgage
               Securities Trust VII,
               Series 03-UP2, Class P01,
               0.00%, 12/25/18, PO.......       60,849
   400,000   Structured Adjustable Rate
               Mortgage Loan, Series
               04-6, Class 5A4, 5.02%,
               6/25/34...................      404,626
   500,000   Structured Asset Securities
               Corp., 5.00%, 4/25/18,
               Ser. 2003-8, Class 1A2....      502,300
   209,504   Vendee Mortgage Trust,
               Series 94-1, Class 1,
               5.63%, 2/15/24............      213,879
   453,067   Vendee Mortgage Trust,
               Series 96-1, Class 1Z,
               6.75%, 2/15/26............      484,594
   265,809   Vendee Mortgage Trust,
               Series 96-2, Class 1Z,
               6.75%, 6/15/26............      281,188
   898,099   Vendee Mortgage Trust,
               Series 97-1, Class 2Z,
               7.50%, 2/15/27............      989,368

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
   275,000   Vendee Mortgage Trust,
               Series 98-1, Class 2E,
               7.00%, 9/15/27............      295,446
   450,000   Wachovia Bank Commercial
               Mortgage Trust, 4.04%,
               10/15/41, Ser. 2004-C15,
               Class A2..................      445,773
   655,002   WAMU Mortgage Pass-Through
               Certificates, 5.50%,
               6/25/33, Ser. 2003-S4,
               Class 3A..................      661,700
    81,052   Washington Mutual Mortgage
               Securities Corp., Series
               03-S10, Class A6, 0.00%,
               10/25/18, PO..............       59,898
   150,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-8, Class A9, 4.50%,
               8/25/18...................      144,453
   131,485   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-11, Class 1APO, 0.00%,
               10/25/18, PO..............      106,923
   663,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               03-11, Class 1A4, 4.75%,
               10/25/18..................      662,137
   479,288   Wells Fargo Mortgage Backed
               Securities Trust, Series
               04-7, Class 2A2, 5.00%,
               7/25/19...................      484,530
   664,467   Wells Fargo Mortgage Backed
               Securities Trust, 5.50%,
               1/25/34, Ser. 2003-17,
               Class 2A4.................      662,806
   600,000   Wells Fargo Mortgage Backed
               Securities Trust, Series
               09-05, Class A5, 3.54%,
               9/25/34...................      586,869
 1,100,000   Wells Fargo Mortgage Backed
               Securities Trust, 4.59%,
               1/25/35, Ser. 2004-BB,
               Class A4..................    1,104,642
                                           -----------
  Total Collateralized Mortgage
  Obligations                               23,715,246
                                           -----------
CORPORATE BONDS (14.5%):
Airlines (0.5%):
    85,000   American Airlines, Inc.,
               7.02%, 4/15/11, Ser.
               99-1......................       87,449
   275,000   Delta Airlines, Inc., Series
               00-1, Class A2, 7.57%,
               5/18/12 (d)...............      271,261

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 52

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
   150,000   Delta Airlines, Inc., Series
               02-1, Class G2, 6.42%,
               7/2/12....................      156,589
   113,554   Southwest Airlines Co.,
               Series 01-1, Class A1,
               5.10%, 5/1/06.............      115,820
   200,000   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.20%, 9/1/08 (e).........      182,282
    98,158   United Airlines, Inc.,
               Series 00-2, Class A2,
               7.19%, 4/1/11 (e).........       89,188
   313,737   United Airlines, Inc.,
               Series 01-1, Class A2,
               6.07%, 3/1/13 (e).........      285,348
    84,632   United Airlines, Inc.,
               Series 00-1, Class A1,
               7.78%, 7/1/15 (e).........       74,994
                                           -----------
                                             1,262,931
                                           -----------
Automotive (0.3%):
   150,000   Daimler Chrysler NA
               Holdings, 7.40%,
               1/20/05...................      150,369
   350,000   Daimler Chrysler NA
               Holdings, 7.20%, 9/1/09...      389,556
   150,000   General Motors Corp., 7.20%,
               1/15/11 (d)...............      153,846
                                           -----------
                                               693,771
                                           -----------
Energy (0.3%):
   100,000   Carolina Power and Light,
               5.13%, 9/15/13............      102,302
   165,000   Constellation Energy Group,
               6.35%, 4/1/07.............      174,388
   130,000   DTE Energy Co., 6.65%,
               4/15/09...................      142,039
   125,000   Duke Energy Corp., 4.20%,
               10/1/08...................      125,953
   150,000   Duke Energy Corp., 5.63%,
               11/30/12..................      157,780
                                           -----------
                                               702,462
                                           -----------
Finance (9.1%):
    40,000   AIG International Lease
               Finance Corp., 5.88%,
               5/1/13....................       42,430
   100,000   American Express Credit,
               3.00%, 5/16/08............       97,660
   130,000   American International
               Group, 4.25%, 5/15/13.....      125,598
   300,000   ASIF Global Financing XIX,
               4.90%, 1/17/13 (b)........      305,343
   150,000   ASIF Global Financing XX,
               2.65%, 1/17/06 (b)........      149,244

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   250,000   ASIF Global Financing XXIII,
               3.90%, 10/22/08 (b).......      249,890
   250,000   Associates Corp., 8.55%,
               7/15/09...................      294,899
   200,000   Associates Corp., 8.15%,
               8/1/09....................      233,568
   200,000   Bank of America Corp.,
               3.88%, 1/15/08............      201,560
   570,000   Bank of America Corp.,
               7.80%, 2/15/10............      662,853
   400,000   Bear Stearns Co., Inc.,
               3.25%, 3/25/09 (d)........      388,398
   500,000   Boeing Capital Corp., 6.36%,
               7/15/05...................      507,336
    75,000   Branch Banking & Trust,
               4.88%, 1/15/13............       75,410
   190,000   Capital One Bank, 8.25%,
               6/15/05...................      194,220
   150,000   CIT Group, Inc., 7.63%,
               8/16/05...................      154,321
   225,000   CIT Group, Inc., 6.50%,
               2/7/06....................      232,908
    50,000   Corporation Andina de
               Fomento California, 5.20%,
               5/21/13...................       50,959
   200,000   Countrywide Home Loans,
               7.20%, 10/30/06...........      212,344
    50,000   Countrywide Home Loans,
               3.25%, 5/21/08 (d)........       48,891
   250,000   Countrywide Home Loans,
               4.00%, 3/22/11............      243,065
   500,000   Credit Suisse First Boston
               (USA), Inc., 6.13%,
               11/15/11..................      545,238
   150,000   Credit Suisse First Boston
               (USA), Inc., 5.50%,
               8/15/13...................      157,072
   100,000   First Union National, Inc.,
               7.80%, 8/18/10............      117,446
   250,000   Firstar Bank N.A., 7.13%,
               12/1/09...................      283,801
   250,000   Ford Motor Credit Co.,
               6.88%, 2/1/06.............      257,550
   900,000   Ford Motor Credit Co.,
               7.38%, 10/28/09...........      970,800
   170,000   GE Capital Corp., 5.00%,
               2/15/07...................      175,125
   175,000   GE Capital Corp., 4.25%,
               1/15/08...................      177,771
   150,000   GE Capital Corp., 3.50%,
               5/1/08....................      148,882
   500,000   GE Capital Corp., 7.38%,
               1/19/10 (d)...............      571,806

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   300,000   GE Capital Corp., 5.88%,
               2/15/12...................      324,605
   200,000   GE Capital Corp., 6.75%,
               3/15/32 (d)...............      234,090
   490,000   GMAC, 6.13%, 9/15/06........      502,340
   800,000   GMAC, 7.25%, 3/2/11.........      837,569
   400,000   Goldman Sachs Group LP,
               6.88%, 1/15/11 (d)........      451,271
   125,000   Goldman Sachs Group LP,
               4.75%, 7/15/13............      123,692
   150,000   Goldman Sachs Group LP,
               5.25%, 10/15/13...........      153,465
   200,000   Goldman Sachs Group, Inc.,
               3.88%, 1/15/09............      199,547
   200,000   Household Finance Corp.,
               7.88%, 3/1/07.............      217,635
   200,000   Household Finance Corp.,
               6.40%, 6/17/08............      215,776
   500,000   Household Finance Corp.,
               6.50%, 11/15/08...........      543,789
   500,000   Household Finance Corp.,
               5.88%, 2/1/09.............      534,294
    50,000   HSBC Holdings PLC, 7.35%,
               11/27/32 (b)..............       60,091
   250,000   Huntington National Bank,
               8.00%, 4/1/10.............      290,551
    60,000   International Lease Finance
               Corp., 4.50%, 5/1/08......       60,766
   165,000   International Lease Finance
               Corp., 6.38%, 3/15/09.....      178,695
   200,000   Jackson National Life
               Global, 6.13%,
               5/30/12 (b)...............      216,630
   100,000   John Hancock Global Funding
               II, 3.50%, 1/30/09 (b)....       97,751
   100,000   John Hancock Global Funding
               II, 7.90%, 7/2/10 (b).....      117,088
   200,000   KeyCorp, 4.70%, 5/21/09.....      204,468
   100,000   Lehman Brothers Holdings,
               Inc., 4.00%, 1/22/08......      100,690
   175,000   Lehman Brothers Holdings,
               Inc., 6.63%,
               1/18/12 (d)...............      195,683
   160,000   Massmutual Global Funding
               II, 3.25%, 6/15/07........      158,608
   200,000   Massmutual Global Funding
               II, 3.50%, 3/15/10 (b)....      192,814
   200,000   Merrill Lynch & Co., 3.70%,
               4/21/08...................      199,457
   200,000   Merrill Lynch & Co., 4.13%,
               1/15/09 (d)...............      201,101
   100,000   Metropolitan Life Insurance
               Co., 5.20%, 9/18/13 (b)...      102,657

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   150,000   MGIC Investment Corp.,
               6.00%, 3/15/07............      157,523
   200,000   Monumental Global Funding
               II, 5.20%, 1/30/07 (b)....      206,782
   150,000   Monumental Global Funding
               II, Series 144A, 4.38%,
               7/30/09 (b)...............      150,630
   640,000   Morgan Stanley Dean Witter
               and Co., 6.75%, 4/15/11...      717,848
   300,000   Morgan Stanley Dean Witter
               and Co., 6.60%, 4/1/12....      334,595
   885,000   National Rural Utilities,
               6.00%, 5/15/06............      916,698
   100,000   Nationwide Financial
               Services, 6.25%,
               11/15/11..................      109,028
    75,000   New York Life Global
               Funding, 3.88%,
               1/15/09 (b)...............       74,590
   250,000   New York Life Global
               Funding, 5.38%,
               9/15/13 (b)...............      260,131
   145,000   Pacific Life Global Funding,
               3.75%, 1/15/09 (b)........      143,385
   100,000   PHH Corp., 7.13%, 3/1/13....      111,829
    75,000   Popular North America, Inc.,
               4.25%, 4/1/08.............       75,708
   300,000   Principal Life Global
               Funding, 6.25%,
               2/15/12 (b)...............      327,934
    85,000   Protective Life Secured
               Trust, 4.00%, 10/7/09.....       84,322
   200,000   Protective Life Secured
               Trust, 4.00%, 4/1/11......      195,198
   190,000   Royal Bank of Canada, 3.88%,
               5/4/09....................      188,408
   100,000   SLM Corp., Series A, 5.38%,
               1/15/13...................      103,443
   150,000   State Street Corp., 7.65%,
               6/15/10...................      176,118
   250,000   Suntrust Bank, 6.38%,
               4/1/11....................      276,995
   100,000   Toyota Motor Credit Corp.,
               2.88%, 8/1/08.............       97,155
   200,000   U.S. Bancorp, 6.50%,
               2/1/08 (d)................      215,654
   100,000   U.S. Bancorp, 7.50%,
               6/1/26....................      124,621
   240,000   Wachovia Corp, 3.50%,
               8/15/08...................      237,599
   150,000   Wachovia Corp., 3.63%,
               2/17/09...................      148,273
   250,000   Washington Mutual Bank,
               5.65%, 8/15/14............      258,597

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 54

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Finance, continued:
   100,000   Washington Mutual Finance,
               6.88%, 5/15/11............      113,388
    90,000   Washington Mutual, Inc.,
               4.20%, 1/15/10............       89,645
   260,000   Wells Fargo Bank, 3.13%,
               4/1/09....................      251,997
   250,000   Wells Fargo Bank, 7.55%,
               6/21/10...................      290,377
   300,000   World Savings Bank FSB,
               4.50%, 6/15/09............      304,091
                                           -----------
                                            21,334,073
                                           -----------
Governments (Foreign) (0.4%):
   400,000   Province of Quebec, 5.75%,
               2/15/09...................      428,514
   150,000   United Mexican States,
               4.63%, 10/8/08............      151,875
    50,000   United Mexican States,
               6.38%, 1/16/13............       53,125
   325,000   United Mexican States,
               7.50%, 4/8/33.............      351,813
                                           -----------
                                               985,327
                                           -----------
Industrial Services (0.6%):
   150,000   Dow Chemical, 6.13%,
               2/1/11....................      164,297
   180,000   First Data Corp., 3.90%,
               10/1/09 (d)...............      179,315
   150,000   IBM Corp., 5.39%, 1/22/09...      157,010
    65,000   International Paper Co.,
               6.50%, 11/15/07...........       69,281
    55,000   International Paper Co.,
               4.25%, 1/15/09............       55,201
   165,000   International Paper Co.,
               4.00%, 4/1/10.............      161,766
   125,000   Phillips Petroleum Co.,
               8.75%, 5/25/10............      152,547
   100,000   Tyco International Group,
               8.20%, 10/15/08...........      113,461
    50,000   Tyco International Group,
               6.75%, 2/15/11............       56,039
   200,000   Tyco International Group,
               6.38%, 10/15/11 (d).......      220,811
   100,000   Weyerhaeuser Co., 6.75%,
               3/15/12...................      112,683
                                           -----------
                                             1,442,411
                                           -----------
Leasing (0.2%):
   500,000   Hertz Corp., 6.50%,
               5/15/06...................      515,885
                                           -----------
Multimedia (0.4%):
   150,000   AOL Time Warner, Inc.,
               5.63%, 5/1/05.............      151,381

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Multimedia, continued:
   120,000   AOL Time Warner, Inc.,
               8.18%, 8/15/07............      133,269
   150,000   AOL Time Warner, Inc.,
               10.15%, 5/1/12............      196,786
   100,000   AOL Time Warner, Inc.,
               9.15%, 2/1/23.............      133,996
   100,000   Cox Radio, Inc., 6.38%,
               5/15/05...................      100,934
   150,000   Viacom, Inc., 7.75%,
               6/1/05....................      152,669
                                           -----------
                                               869,035
                                           -----------
Real Estate (0.1%):
   165,000   EOP Operating LP, 6.75%,
               2/15/12...................      183,677
    30,000   ERP Operating LP, 4.75%,
               6/15/09...................       30,633
    50,000   Harrah's Operating Co.,
               Inc., 8.00%, 2/1/11.......       58,073
                                           -----------
                                               272,383
                                           -----------
Retailers (0.1%):
   150,000   Kroger Co., 8.05%, 2/1/10...      175,584
                                           -----------
Telecommunications (1.8%):
   150,000   Ameritech Capital Funding
               Corp., 5.95%, 1/15/38.....      150,144
    50,000   AT&T Wireless Services,
               Inc., 7.50%, 5/1/07 (d)...       54,308
   150,000   AT&T Wireless Services,
               Inc., 7.88%, 3/1/11.......      176,793
   100,000   Bell Telephone Co.,
               Pennsylvania, 8.35%,
               12/15/30..................      128,743
   347,895   Bellsouth
               Telecommunications, 6.30%,
               12/15/15..................      378,141
   400,000   British Telecom PLC, 8.38%,
               12/15/10..................      480,343
    50,000   Cox Communications, Inc.,
               6.88%, 6/15/05............       50,803
   100,000   Cox Communications, Inc.,
               7.75%, 11/1/10............      114,549
   180,000   France Telecom, 8.50%,
               3/1/11....................      214,723
    10,000   Liberty Media Corp., 5.70%,
               5/15/13 (d)...............        9,923
   150,000   Nynex Capital Funding,
               8.23%, 10/15/09...........      172,428
   150,000   Sprint Capital Corp., 7.13%,
               1/30/06...................      156,017

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
   500,000   Sprint Capital Corp., 6.00%,
               1/15/07...................      523,297
   100,000   Sprint Capital Corp., 8.38%,
               3/15/12 (d)...............      121,814
    60,000   Sprint Capital Corp., 8.75%,
               3/15/32...................       79,939
   335,000   TCI Communications, Inc.,
               9.80%, 2/1/12.............      431,813
   115,000   Telus Corp., 8.00%,
               6/1/11....................      136,284
   650,000   Verizon Global Funding
               Corp., 7.25%, 12/1/10.....      744,696
   100,000   Verizon Virginia, Inc.,
               4.63%, 3/15/13............       97,517
                                           -----------
                                             4,222,275
                                           -----------
Transportation & Shipping (0.1%):
   150,000   Burlington North Sante Fe,
               7.13%, 12/15/10...........      171,296
                                           -----------
Utilities (0.6%):
   100,000   American Electric Power Co.,
               Series A, 6.13%, 5/15/06..      103,638
   100,000   Appalachian Power Co.,
               Series E, 4.80%, 6/15/05..      100,846
   200,000   Dominion Resources, Inc.,
               2.80%, 2/15/05............      200,073
   150,000   Exelon Generation Co., LLC,
               6.95%, 6/15/11............      169,310
    80,000   Keyspan Gas East, 7.88%,
               2/1/10....................       93,920
    65,000   PSEG Power, 7.75%,
               4/15/11 (d)...............       75,790
   675,000   Virginia Electric & Power
               Co., 5.38%, 2/1/07........      699,205
                                           -----------
                                             1,442,782
                                           -----------
  Total Corporate Bonds                     34,090,215
                                           -----------
U.S. GOVERNMENT AGENCY MORTGAGES (40.5%):
Fannie Mae (16.4%):
    16,333   9.00%, 12/1/06, Pool
               #313699...................       16,382
    20,421   8.50%, 12/1/07, Pool
               #420646...................       20,725
    53,296   0.00%, 9/25/08, Series
               96-39, Class J, PO........       51,355
    30,901   0.00%, 9/25/08, Series
               96-20, Class L, PO........       29,816
    72,702   13.00%, 9/25/08, Series
               93-175, Class SA, IF*.....       79,755
   194,828   14.28%, 9/25/08, Series
               93-164, Class SC, IF*.....      215,501

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   135,987   14.28%, 9/25/08, Series
               93-164, Class SA, IF*.....      150,417
    59,543   0.00%, 10/25/08, Series
               96-24, Class B, PO........       57,719
    11,820   2.86%, 10/25/08, Series
               93-196, Class FA*.........       11,852
    17,730   9.25%, 10/25/08, Series
               93-196, Class SB, IF*.....       18,713
    61,872   12.78%, 10/25/08, Series
               93-94, Class S, IF*.......       67,107
       470   256.68%, 11/1/08, Series K,
               Class 2, HB...............        1,474
   279,643   14.95%, 12/25/08, Series
               93-233, Class SB, IF*.....      313,100
    60,837   17.04%, 2/25/09, Series
               94-13, Class SK, IF*......       68,723
    81,371   2.96%, 3/25/09, Series
               94-33, Class FA*..........       81,776
     1,111   6.50%, 3/25/09, Series
               95-13, Class B............        1,112
   138,588   11.40%, 3/25/09, Series
               02-8, Class SR, IF*.......      151,458
    68,465   6.50%, 4/1/09, Pool
               #190760...................       72,344
   309,447   10.21%, 11/25/09, Series
               02-73, Class S, IF*.......      328,201
   222,295   8.00%, 11/1/12, Pool
               #535710...................      236,424
   563,230   5.00%, 11/25/12, Series
               03-16, Class PI, IO.......       38,694
   500,000   4.50%, 1/25/14, Series
               03-128, Class KE..........      505,543
   700,000   5.00%, 11/25/15, Series
               02-74, Class PD...........      715,466
   500,000   6.50%, 11/25/15, Series
               01-52, Class XN...........      526,810
   500,000   6.00%, 12/25/15, Series
               01-78, Class VB...........      509,994
   750,000   5.00%, 1/25/16, Series
               02-74, Class LD...........      766,193
   709,222   6.00%, 8/15/16, Series 2344,
               Class QG..................      738,407
   500,000   6.00%, 12/25/16, Series
               01-71, Class QE...........      522,287

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 56

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 1,000,000   6.00%, 12/25/16, Series
               01-74, Class MB...........    1,063,080
   250,000   6.50%, 12/25/16, Series
               01-50, Class VB...........      259,127
 1,000,000   6.00%, 2/25/17, Series 02-2,
               Class UC..................    1,039,539
   500,000   6.00%, 2/25/17, Series 02-3,
               Class OG..................      526,891
   800,000   5.50%, 4/25/17, Series
               02-18, Class PC...........      838,074
 1,000,000   6.00%, 4/25/17, Series
               02-19, Class PE...........    1,051,043
 1,000,000   5.50%, 9/25/17, Series
               02-56, Class UC...........    1,037,303
   500,000   5.50%, 1/25/18, Series
               02-94, Class BK...........      523,007
   126,876   5.00%, 6/1/18, Pool
               #709877...................      129,028
   212,510   4.00%, 7/1/18, Pool
               #721608...................      207,846
   297,892   4.50%, 7/1/18, Pool
               #720393...................      297,614
   700,000   4.00%, 2/25/19, Series 04-1,
               Class AC..................      653,009
    13,184   3.41%, 3/1/19, Pool
               #116612*..................       13,445
   321,953   4.00%, 4/25/19, Series
               04-22, Class A............      308,187
   200,000   4.00%, 10/25/19, Series
               04-76, Class CL...........      186,429
    29,334   8.50%, 11/25/19, Series
               89-83, Class H............       31,788
     6,771   8.80%, 1/25/20, Series 90-1,
               Class D...................        7,389
   500,000   6.00%, 2/25/20, Series
               01-28, Class VB...........      509,528
    30,325   8.50%, 2/25/20, Series
               90-10, Class L............       32,830
     7,321   5.50%, 8/25/20, Series
               90-93, Class G............        7,486
    10,688   8.75%, 12/25/20, Series
               90-143, Class J...........       11,597
       113   652.15%, 12/25/20, Series
               90-140, Class K, HB.......        2,212
   135,076   10.00%, 8/1/21, Pool
               #442639...................      150,176
   130,524   7.00%, 1/25/22, Series
               G92-15, Class Z...........      135,951
   298,122   6.50%, 2/25/22, Series 02-1,
               Class HC..................      311,726

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    65,358   5.50%, 6/25/22, Series
               02-91, Class UH, IO.......       11,338
   211,813   7.50%, 6/25/22, Series
               92-101, Class J...........      217,741
 1,014,479   3.00%, 7/25/22, Series
               03-68, Class QP...........      969,831
   647,059   3.00%, 7/25/22, Series
               2003-68, Class LC.........      551,938
    15,241   7.00%, 7/25/22, Series
               G92-42, Class Z...........       16,146
   310,324   8.00%, 7/25/22, Series
               G92-44, Class ZQ..........      338,552
    33,761   6.50%, 8/25/22, Series
               96-59, Class J............       35,278
    90,175   5.50%, 9/25/22, Series
               92-143, Class MA..........       92,921
   171,361   7.50%, 9/25/22, Series
               G92-54, Class ZQ..........      182,877
    11,284   2.66%, 10/25/22, Series
               G92-59, Class F*..........       11,316
     6,996   3.66%, 10/25/22, Series
               93-225, Class FP*.........        7,006
    20,150   7.00%, 10/25/22, Series
               G92-61, Class Z...........       21,535
   389,536   6.50%, 12/1/22, Pool
               #555791...................      411,238
   299,708   7.00%, 12/25/22, Series
               G92-66, Class KB..........      317,092
    86,092   7.90%, 1/25/23, Series
               G93-1, Class KA...........       92,617
   643,454   7.00%, 2/25/23, Series
               97-61, Class ZC...........      681,954
    95,670   6.00%, 4/25/23, Series
               G93-17, Class SI, IF*.....       96,624
   300,528   13.13%, 4/25/23, Series
               98-43, Class SA, IF,
               IO*.......................       98,353
   250,000   5.50%, 5/25/23, Series
               03-41, Class PE...........      259,972
   320,038   0.00%, 6/25/23, Series
               93-257, Class C, PO.......      292,800
   500,000   5.00%, 6/25/23, Series
               03-83, Class PG...........      500,794
 1,703,940   5.23%, 6/25/23, Series
               03-80, Class SY, IO,
               IF*.......................      205,896
    35,761   0.00%, 7/25/23, Series
               93-159, Class PD, PO......       35,691

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   366,071   6.50%, 7/25/23, Series
               96-59, Class K............      383,788
    37,239   0.00%, 9/25/23, Series
               93-205, Class H, PO.......       32,724
   133,355   7.00%, 9/25/23, Series
               93-167, Class GA..........      138,652
    17,023   10.70%, 9/25/23, Series
               93-165, Class SD, IF*.....       18,040
    84,892   12.50%, 9/25/23, Series
               93-165, Class SK, IF*.....      102,894
    66,120   3.51%, 10/25/23, Series
               93-189, Class FB*.........       65,261
   250,000   5.45%, 11/25/23, Series
               03-106, Class US, IF*.....      183,036
    83,206   6.50%, 11/25/23, Series
               95-19, Class Z............       90,246
    12,086   3.02%, 12/25/23, Series
               93-230, Class FA*.........       12,236
   369,397   6.50%, 12/25/23, Series
               93-225, Class UB..........      382,851
   928,822   7.00%, 12/25/23, Series
               93-250, Class Z...........      972,043
   120,559   8.50%, 1/25/25, Series 95-2,
               Class Z...................      130,705
   234,370   9.00%, 4/1/25, Pool
               #506427...................      261,080
   160,433   8.50%, 10/1/26, Pool
               #449336...................      175,551
   123,558   8.00%, 3/1/27, Pool
               #689977...................      134,489
 1,145,992   1.84%, 3/25/27, Series
               97-20, Class IB, IO.......       55,869
   116,166   7.50%, 5/20/27, Series
               97-39, Class PD...........      122,324
   249,568   6.00%, 7/18/27, Series
               97-46, Class PL...........      260,074
   256,123   8.50%, 8/1/27, Pool
               #253605...................      282,100
   267,448   6.00%, 7/18/28, Series
               98-36, Class ZB...........      274,839
   574,255   8.00%, 11/1/28, Pool
               #755973...................      624,779
    53,759   6.00%, 1/1/29, Pool
               #252211...................       55,780
    30,512   4.08%, 3/1/29, Pool
               #303532*..................       30,656
   149,500   6.00%, 7/25/29, Series
               01-80, Class PE...........      156,163

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
    80,880   8.50%, 6/1/30, Pool
               #535442...................       89,000
    55,526   8.50%, 1/25/31, Series
               00-52, Class IO, IO.......        8,427
   565,727   6.00%, 7/25/31, Series
               01-33, Class ID, IO.......       87,509
   336,628   7.00%, 7/25/31, Series
               01-30, Class PM...........      350,316
   819,000   7.00%, 8/25/31, Series
               01-36, Class DE...........      869,326
   133,912   7.00%, 9/25/31, Series
               01-44, Class PD...........      140,304
   400,000   6.00%, 11/25/31, Series
               02-74, Class VB...........      415,297
   436,573   7.00%, 11/25/31, Series
               01-61, Class Z............      466,739
    82,773   17.33%, 2/25/32, Series
               02-1, Class SA, IF*.......       98,008
   278,490   5.60%, 3/15/32, Series 2450,
               Class SW, IF, IO*.........       27,515
 1,511,792   1.60%, 3/25/32, Series
               02-12, Class SJ, IF,
               IO*.......................       74,863
   250,000   6.50%, 4/25/32, Series
               02-59, Class VB...........      257,964
   500,000   6.50%, 5/25/32, Series
               02-28, Class PK...........      527,575
    87,078   7.00%, 8/1/32, Pool
               #649624...................       92,745
   197,938   8.50%, 11/25/32, Ser.
               2004-61, Class SK.........      208,120
   194,582   0.00%, 12/1/32, Series 329,
               Class 1, PO...............      155,925
   481,655   6.00%, 12/1/32, Pool
               #675555...................      498,709
   249,734   10.05%, 12/25/32, Series
               02-77, Class S, IF*.......      260,994
   354,836   3.50%, 2/25/33, Series
               03-66, Class PA...........      340,969
   150,524   6.00%, 3/1/33, Pool
               #674349...................      155,715
   293,000   4.00%, 4/25/33, Series
               03-22, Class UD...........      246,909
   100,000   5.75%, 6/25/33, Series
               03-47, Class PE...........      101,201
    72,389   8.05%, 7/25/33, Series
               03-64, Class SX, IF*......       58,562
   217,804   0.00%, 8/1/33, Series 340,
               Class 1, PO...............      163,728

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 58

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   186,308   0.00%, 8/25/33, Series
               03-132, Class 0A, PO......      150,452
   182,861   4.43%, 8/25/33, Series
               03-71, Class DS, IF*......      151,270
   445,720   6.00%, 9/1/33, Pool
               #737825...................      461,093
   172,995   8.47%, 9/25/33, Series
               03-91, Class SD*..........      168,037
 2,231,978   5.18%, 11/25/33, Series
               03-116, Class SB, IO*.....      210,034
   896,648   5.50%, 12/1/33, Pool
               #725017...................      911,067
   369,477   5.50%, 1/1/34, Pool
               #759424...................      375,419
   247,170   7.89%, 1/25/34, Series
               03-130, Class SX, IF*.....      250,081
   100,000   5.50%, 2/25/34, Series
               04-36, Class PC...........      103,510
   425,741   18.93%, 2/25/34, Series
               04-10, Class SC, IF*......      512,711
   215,797   5.45%, 3/25/34, Series
               04-14, Class CD, PO*......      164,175
   235,855   0.00%, 4/25/34, Series
               04-21, Class CO, PO.......      139,632
   400,000   5.90%, 4/25/34, Series
               04-58, Class ST*..........      399,687
   675,462   12.88%, 4/25/34, Series
               04-25, Class SA, IF*......      742,559
   576,348   12.88%, 5/25/34, Series
               04-36, Class SA, IF*......      634,823
   142,778   9.40%, 7/25/34, Ser.
               2004-51, Class SY.........      143,057
   226,431   0.00%, 12/25/34, Ser.
               2004-92, Class JO.........      175,212
   200,000   4.75%, 12/25/42, Series
               03-W8, Class 1A3..........      200,434
   388,235   6.50%, 12/25/42, Series
               03-W1, Class 1A1..........      404,257
   238,603   7.50%, 12/25/42, Series
               03-W1, Class 2A...........      255,311
   375,356   7.00%, 2/25/44, Series
               04-W2, Class 2A2..........      397,314
                                           -----------
                                            38,673,898
                                           -----------

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (20.3%):
   153,183   4.50%, 11/15/07, Series
               1404, Class FA............      153,995
     7,964   6.56%, 2/15/08, Series 1465,
               Class SA, IF, IO*.........          396
   216,513   0.00%, 8/15/08, Series 1900,
               Class T, PO...............      209,341
    66,498   0.00%, 8/15/08, Series 1561,
               Class TA, PO..............       64,259
    30,575   6.50%, 9/15/08, Series 1587,
               Class H...................       30,632
    19,963   0.00%, 10/15/08, Series
               1967, Class PC, PO........       19,228
    37,724   8.50%, 12/15/08, Series
               1625, Class SD, IF*.......       40,652
   210,970   11.43%, 2/15/09, Series
               2412, Class SE*...........      229,435
     2,800   11.98%, 2/15/09, Series
               1796, Class S, IF*........        2,815
    18,383   9.00%, 6/1/10, Gold Pool
               #G10777...................       19,712
   145,736   7.50%, 9/1/10, Gold Pool
               #E62448...................      154,016
   319,940   6.50%, 12/15/12, Series
               2419, Class VG............      325,897
   163,515   6.30%, 1/15/13, Series 2025,
               Class PE..................      169,423
   225,368   6.50%, 5/15/13, Series 2055,
               Class OE..................      235,192
   124,045   6.50%, 10/15/13, Series
               1596, Class D.............      129,777
    30,952   17.72%, 10/15/13, Series
               1607, Class SA, IF*.......       38,112
   304,178   6.00%, 12/15/13, Series
               2102, Class TU............      316,598
   658,907   6.00%, 1/15/14, Series 2115,
               Class PE..................      685,716
   250,479   6.00%, 3/15/14, Series 2594,
               Class VA..................      262,042
    39,907   6.50%, 3/15/14, Series 2135,
               Class UK, IO..............        6,084
    13,266   7.00%, 5/15/14, Series 2299,
               Class G...................       13,247

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
    98,288   6.00%, 7/15/14, Series 2405,
               Class PC..................       98,556
   125,000   5.50%, 12/15/14, Series
               2374, Class PV............      127,493
    88,503   5.50%, 5/15/15, Series 2391,
               Class QE..................       89,837
   284,450   6.50%, 9/15/15, Series 2353,
               Class PC..................      287,099
   436,168   5.06%, 10/15/15, Series
               2668, Class SB*...........      421,244
    86,345   8.50%, 11/1/15, Gold Pool
               #E81720...................       92,210
    16,016   8.50%, 11/15/15, Series
               2496, Class LD............       16,240
   500,000   5.50%, 2/15/16, Series 2500,
               Class TD..................      511,740
 1,000,000   5.50%, 6/15/16, Series 2498,
               Class UD..................    1,030,420
   900,000   6.50%, 8/15/16, Series 2345,
               Class PQ..................      944,254
   407,226   6.00%, 9/15/16, Series 2355,
               Class BP..................      425,349
   915,871   6.00%, 9/15/16, Series 2360,
               Class PG..................      950,813
    79,392   4.50%, 12/15/16, Series
               2643, Class HI, IO........        9,633
   500,000   5.50%, 12/15/16, Series
               2391, Class QR............      520,731
   500,000   6.00%, 12/15/16, Series
               2394, Class MC............      523,834
   202,013   6.50%, 10/1/17, Gold Pool
               #E01254...................      213,918
   150,000   6.50%, 12/15/17, Series
               2357, Class VX............      152,052
   400,000   6.50%, 4/15/18, Series 2461,
               Class VB..................      412,160
   542,277   4.00%, 5/15/18, Series 2643,
               Class KG..................      544,342
 1,000,000   4.50%, 5/15/18, Series 2611,
               Class UH..................      972,235
   500,000   4.50%, 5/15/18, Series 2617,
               Class GR..................      486,248
   500,000   4.50%, 6/15/18, Series 2631,
               Class LC..................      486,129
   440,280   4.00%, 8/1/18, Gold Pool
               #E01424...................      431,284
   160,088   4.50%, 8/1/18, Gold Pool
               #E97838...................      159,935
   500,000   4.00%, 9/15/18, Series 2675,
               Class CK..................      466,633
   353,308   6.00%, 1/15/19, Series 2367,
               Class VD..................      356,062

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   154,033   6.50%, 3/15/19, Series 2134,
               Class PI, IO..............       29,151
   408,100   4.50%, 4/15/19, Series 2780,
               Class JG..................      398,901
   768,092   4.00%, 5/1/19, Gold Pool
               #E01647...................      751,473
   940,074   4.50%, 5/1/19, Gold Pool
               #4651.....................      937,517
    12,432   12.00%, 7/1/19, Pool
               #555238...................       13,777
   470,000   6.00%, 7/15/19, Series 2435,
               Class VH..................      491,090
    43,752   9.50%, 7/15/19, Series 11,
               Class D...................       43,758
    60,259   10.00%, 1/1/20, Pool
               #546257...................       67,064
    23,517   9.50%, 4/15/20, Series 22,
               Class C...................       23,513
   228,000   5.00%, 5/15/20, Series 2686,
               Class GB..................      232,601
   153,213   6.50%, 6/15/20, Series 2362,
               Class PD..................      157,753
     7,973   10.00%, 6/15/20, Series 47,
               Class F...................        7,975
   400,000   6.00%, 8/15/20, Series 2594,
               Class VQ..................      415,289
    80,511   10.00%, 9/1/20, Pool
               #555286...................       89,241
   500,000   6.00%, 12/15/20, Series
               2392, Class PV............      517,716
     3,960   9.50%, 1/15/21, Series 99,
               Class Z...................        3,944
     5,609   6.50%, 2/15/21, Series 128,
               Class I...................        5,610
     5,502   9.00%, 4/15/21, Series 1065,
               Class J...................        5,886
   600,000   8.50%, 6/15/21, Series 1113,
               Class J...................      604,028
 1,514,670   5.25%, 10/15/21, Series
               2611, Class SH, IO, IF*...      162,417
    47,461   7.00%, 5/15/22, Series 1250,
               Class J...................       47,707
    79,580   8.00%, 6/15/22, Series 1316,
               Class Z...................       81,921
   123,937   7.00%, 7/15/22, Series 1324,
               Class Z...................      126,519
   100,736   7.50%, 8/15/22, Series 1343,
               Class LB..................      104,065
    86,432   8.00%, 8/15/22, Series 1343,
               Class LA..................       90,973

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 60

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   500,000   5.50%, 10/15/22, Series
               2512, Class PG............      513,222
    68,476   6.00%, 10/15/22, Series
               1395, Class G.............       69,058
    77,500   9.57%, 10/15/22, Series
               1394, Class ID, IF*.......       84,560
   577,574   6.50%, 11/1/22, Pool
               #G30234...................      609,915
   276,892   6.00%, 12/1/22, Pool
               #C90600...................      288,017
   500,000   5.50%, 12/15/22, Series
               2535, Class BK............      514,604
     4,408   3.12%, 1/15/23, Series 1603,
               Class IF*.................        4,414
 1,000,000   5.00%, 1/15/23, Series 2715,
               Class OG..................    1,005,793
   908,300   7.00%, 3/25/23, Series 8,
               Class ZA..................      962,503
   250,552   5.00%, 5/15/23, Series 1798,
               Class F...................      253,135
    96,366   6.65%, 5/15/23, Series 1518,
               Class G, IF*..............       94,656
    45,905   7.00%, 5/15/23, Series 1505,
               Class Q...................       47,987
 1,467,713   4.15%, 6/15/23, Series 2626,
               Class NS, IO, IF*.........      117,956
   102,246   3.65%, 7/15/23, Series 1541,
               Class O*..................       99,723
    31,816   9.99%, 10/15/23, Series
               1689, Class SD, IF*.......       33,770
    15,864   6.00%, 11/15/23, Series
               1685, Class Z.............       16,404
    49,861   12.05%, 11/15/23, Series
               1609, Class LG, IF*.......       56,407
 1,000,000   4.50%, 12/15/23, Series
               2716, Class UN, IO........      947,692
   178,924   6.50%, 12/15/23, Series
               2283, Class K.............      192,701
    16,832   0.00%, 2/15/24, Series 1865,
               Class D, PO...............       12,648
    55,139   0.00%, 2/15/24, Series 1700,
               Class GA, PO..............       51,416
     9,980   10.00%, 2/15/24, Series
               1671, Class QC, IF*.......       11,265
    53,025   22.63%, 3/15/24, Series
               2033, Class SN, IF, IO*...       15,961
    60,101   0.00%, 5/15/24, Series 2306,
               Class K, PO...............       52,958

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   144,243   6.43%, 5/15/24, Series 2306,
               Class SE, IF, IO*.........       22,926
 2,100,000   6.50%, 5/15/24, Series 1732,
               Class K...................    2,231,648
   205,091   14.39%, 2/15/25, Series
               2656, Class SH, IF*.......      230,138
   496,186   6.50%, 7/15/26, Series 1863,
               Class Z...................      517,595
   169,430   6.00%, 5/15/27, Series 1981,
               Class Z...................      174,728
   242,331   7.50%, 9/15/27, Series 1987,
               Class PE..................      253,376
   196,077   6.00%, 11/15/27, Series
               2132, Class PD............      199,808
   141,830   6.00%, 2/15/28, Series 2143,
               Class CD..................      144,417
    94,156   7.00%, 3/15/28, Series 2038,
               Class PN, IO..............       16,029
   261,898   7.50%, 5/15/28, Series 2054,
               Class PV..................      276,473
   497,611   7.00%, 6/15/28, Series 2064,
               Class TE..................      521,901
   351,861   6.50%, 8/15/28, Series 2075,
               Class PH..................      366,073
    70,928   20.67%, 3/15/29, Series
               2132, Class SB, IF*.......       83,179
   829,000   7.00%, 7/15/29, Series 2172,
               Class QC..................      909,305
   531,945   8.00%, 9/15/29, Series 2182,
               Class ZB..................      580,500
   232,280   6.00%, 11/15/29, Series
               2460, Class VZ............      242,483
   400,000   6.00%, 5/15/30, Series 2565,
               Class MB..................      410,987
   314,466   9.40%, 5/15/30, Ser. 2755,
               Class A...................      314,987
   141,793   7.50%, 8/15/30, Series 2247,
               Class Z...................      145,669
    76,946   7.50%, 10/15/30, Series
               2261, Class ZY............       79,674
   257,828   6.50%, 4/15/31, Series 2317,
               Class VG..................      262,154
   142,946   7.00%, 6/15/31, Series 2325,
               Class PM..................      154,910
   131,689   8.50%, 6/15/31, Series 2359,
               Class ZB..................      154,552

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   223,583   6.50%, 8/15/31, Series 2344,
               Class ZJ..................      232,750
   136,548   6.50%, 8/15/31, Series 2345,
               Class NE..................      141,925
   200,000   6.50%, 8/15/31, Series 2454,
               Class BG..................      207,103
   682,662   6.50%, 8/15/31, Series 2344,
               Class ZD..................      721,226
   300,000   0.00%, 2/15/32, Series 2513,
               Class YO, PO..............      258,230
   167,129   5.00%, 2/15/32, Series 2672,
               Class WD..................      165,548
   307,546   6.25%, 2/15/32, Series 2410,
               Class QX, IF, IO*.........       26,888
   250,000   6.38%, 2/15/32, Series 2410,
               Class OE..................      260,991
   100,000   11.30%, 2/15/32, Series
               2412, Class SP, IF*.......      104,158
   250,000   13.25%, 2/15/32, Series
               2410, Class QS, IF*.......      279,776
   500,000   4.00%, 3/15/32, Ser. 2515,
               Class DE..................      475,022
   417,735   5.55%, 3/15/32, Series 2444,
               Class ES, IF, IO*.........       36,624
   500,000   7.00%, 3/15/32, Series 2423,
               Class MC..................      526,242
   916,655   7.00%, 3/15/32, Series 2423,
               Class MT..................      960,051
   227,841   6.50%, 4/15/32, Series 2435,
               Class CJ..................      243,383
   500,000   7.00%, 4/15/32, Series 2436,
               Class MC..................      532,660
   300,000   6.50%, 5/15/32, Series 2455,
               Class GK..................      317,003
   282,850   6.50%, 6/15/32, Series 2462,
               Class JG..................      298,926
   175,440   6.50%, 7/15/32, Series 2484,
               Class LZ..................      186,737
    82,568   7.50%, 7/25/32, Series T-41,
               Class 3A..................       88,023
   790,000   6.00%, 9/15/32, Series 2500,
               Class MC..................      824,547
   300,000   6.00%, 12/15/32, Series
               2543, Class YX............      311,637
   500,000   6.00%, 12/15/32, Series
               2544, Class HC............      514,602

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 1,169,774   4.60%, 2/15/33, Series 2599,
               Class DS, IF, IO*.........      103,471
   762,630   5.15%, 2/15/33, Series 2597,
               Class DS, IF, IO*.........       64,306
   500,000   6.00%, 2/15/33, Series 2575,
               Class ME..................      519,766
 1,207,620   4.70%, 3/15/33, Series 2610,
               Class DS, IF, IO*.........      111,585
   336,606   6.50%, 3/15/33, Series 2586,
               Class WI, IO..............       52,734
    37,925   8.05%, 6/15/33, Series 2631,
               Class BS, IF*.............       35,401
   500,000   5.50%, 8/15/33, Series 2744,
               Class PD..................      529,006
   200,000   0.00%, 9/15/33, Series 2733,
               Class GF, IF*.............      186,700
   431,712   5.50%, 10/1/33, Gold Pool
               #A13625...................      438,971
   274,714   0.00%, 10/15/33, Series
               2684, Class TO, PO........      150,867
   225,786   5.40%, 10/15/33, Series
               2691, Class WS, IF*.......      168,931
   285,890   5.58%, 10/15/33, Series
               2682, Class YS, IF*.......      220,273
   167,771   5.40%, 11/15/33, Series
               2705, Class SC, IF*.......      129,271
   256,101   6.11%, 11/15/33, Series
               2705, Class SD, IF*.......      205,265
   459,835   6.00%, 1/1/34, Gold Pool
               #A17537...................      475,247
   750,000   5.47%, 1/15/34, Series 2727,
               Class BS, IF*.............      501,275
   318,597   0.00%, 2/15/34, Series 2744,
               Class FE, IF*.............      273,997
   140,000   7.20%, 2/15/34, Series 2753,
               Class S, IF*..............      119,106
   146,615   0.00%, 3/15/34, Series 2769,
               Class PO, PO..............       97,635
   575,346   5.47%, 4/15/34, Ser. 2776,
               Class SK..................      433,194
    99,997   9.74%, 4/15/34, Ser. 2778,
               Class BS..................       88,722

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 62

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   300,000   0.00%, 8/15/34, Series 2846,
               Class PO, PO..............      221,461
   198,082   0.00%, 8/15/34, Series 2841,
               Class GO, PO..............      142,967
   549,810   6.50%, 2/25/43, Series T-54,
               Class 2A..................      576,630
   252,939   7.00%, 2/25/43, Series T-54,
               Class 3A..................      268,352
   129,182   0.00%, 9/25/43, Series T-58,
               Class A, PO...............      112,623
                                           -----------
                                            47,538,994
                                           -----------
Government National Mortgage Assoc. (3.8%):
   160,121   8.00%, 1/15/16, Pool
               #781570...................      171,316
   300,000   6.50%, 7/20/19, Series
               02-36, Class VB...........      306,838
    10,795   8.00%, 9/15/22, Pool
               #297628...................       11,813
   250,000   7.49%, 7/16/24, Series 94-3,
               Class PQ..................      266,043
   500,000   6.50%, 10/16/24, Series
               94-7, Class PQ............      534,348
    14,761   8.50%, 5/20/25, Pool
               #2006.....................       16,110
   323,554   7.50%, 9/17/25, Series
               98-26, Class K............      343,760
   267,501   7.50%, 8/16/26, Series
               96-16, Class E............      281,901
    38,164   8.00%, 11/20/26, Pool
               #2324.....................       41,359
    58,754   8.00%, 1/20/27, Pool
               #2362.....................       63,613
   286,775   7.50%, 5/16/27, Series 97-8,
               Class PN..................      303,211
    17,115   8.00%, 5/15/28, Pool
               #460372...................       18,592
     3,747   8.00%, 7/15/28, Pool
               #468066...................        4,070
    29,725   7.50%, 9/15/28, Pool
               #486537...................       31,941
    50,198   6.50%, 10/15/28, Pool
               #486631...................       52,943
   366,318   5.50%, 11/20/28, Series
               02-88, Class LI, IO.......       27,438
   433,166   6.50%, 4/20/29, Series
               99-10, Class ZC...........      458,517
   312,116   8.00%, 11/16/29, Series
               99-41, Class Z............      336,605
   206,917   7.50%, 12/20/29, Series
               99-44, Class PC...........      217,804

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   246,045   8.00%, 12/20/29, Series
               99-44, Class ZG...........      262,766
   221,185   5.74%, 1/19/30, Series 01-4,
               Class SJ, IF, IO*.........       12,353
   153,000   7.00%, 2/16/30, Series
               00-14, Class PD...........      163,150
   301,178   8.50%, 2/16/30, Series 00-9,
               Class ZJ..................      341,123
   180,184   7.50%, 2/20/30, Series 00-6,
               Class Z...................      192,295
   382,744   9.00%, 3/16/30, Series
               00-21, Class Z............      440,649
   151,767   7.75%, 9/20/30, Series
               00-26, Class Z............      158,095
     6,150   9.00%, 10/15/30, Pool
               #479674...................        6,795
   800,000   7.50%, 11/16/30, Series
               00-36, Class PB...........      852,263
    22,602   9.00%, 11/16/30, Series
               00-36, Class IK, IO.......        3,926
    74,455   9.00%, 12/15/30, Pool
               #528534...................       82,273
    70,665   7.15%, 12/20/30, Series
               00-38, Class AH...........       73,514
   266,596   8.00%, 12/20/30, Series
               00-37, Class B............      283,826
   518,952   5.64%, 8/16/31, Series
               01-36, Class S, IO, IF*...       35,138
 1,271,690   4.79%, 9/20/31, Series
               03-76, Class LS*..........      107,753
   200,000   6.50%, 12/20/31, Series
               01-64, Class MQ...........      211,919
   524,487   5.50%, 1/20/32, Series 03-4,
               Class NI, IO..............       77,547
    94,458   8.31%, 4/16/32, Series
               02-24, Class SB, IF*......       94,614
 1,250,000   6.50%, 6/20/32, Series
               02-45, Class QE...........    1,321,494
   300,000   6.50%, 8/20/32, Series
               02-54, Class GB...........      315,319
    55,743   0.00%, 3/16/33, Series
               03-24, Class PO, PO.......       48,407
    85,727   7.00%, 6/15/33, Pool
               #781614...................       91,983
    57,320   0.00%, 8/20/33, Series
               03-66, Class EO, PO.......       38,861

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 1,631,935   3.09%, 2/20/34, Series
               04-11, Class SW, IO*......       69,542
   146,804   13.04%, 4/16/34, Series
               04-28, Class S, IF*.......      158,089
                                           -----------
                                             8,931,916
                                           -----------
  Total U.S. Government Agency Mortgages    95,144,808
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Fannie Mae (0.1%):
   255,000   6.25%, 2/1/11...............      279,560
                                           -----------
  Total U.S. Government Agency Securities      279,560
                                           -----------
U.S. TREASURY OBLIGATIONS (18.2%):
U.S. Treasury Bonds (9.7%):
   400,000   6.50%, 10/15/06.............      423,969
 3,845,000   12.75%, 11/15/10 (d)........    4,168,972
 5,290,000   10.38%, 11/15/12 (d)........    6,307,087
 3,450,000   12.00%, 8/15/13 (d).........    4,446,457
   300,000   13.25%, 5/15/14.............      416,859
 1,350,000   11.75%, 11/15/14 (d)........    1,832,678
   550,000   9.88%, 11/15/15.............      812,539
 2,400,000   8.75%, 5/15/17 (d)..........    3,362,906
   550,000   7.88%, 2/15/21 (d)..........      743,102
   150,000   7.63%, 2/15/25 (d)..........      203,150
                                           -----------
                                            22,717,719
                                           -----------
U.S. Treasury Inflation Protected Bonds (0.8%):
   963,960   3.38%, 1/15/07 (d)..........    1,020,932
   116,406   3.88%, 1/15/09..............      130,470
   649,182   3.63%, 4/15/28..............      852,152
                                           -----------
                                             2,003,554
                                           -----------
U.S. Treasury Notes (0.2%):
   405,000   5.75%, 8/15/10 (d)..........      445,896
                                           -----------
U.S. Treasury STRIPS (7.5%):
 1,000,000   11/15/09....................      833,996
   650,000   11/15/12 (d)................      468,354
   900,000   11/15/14 (d)................      581,288
 1,800,000   11/15/15....................    1,099,267
 1,900,000   11/15/15 (d)................    1,166,518
   800,000   2/15/11.....................      629,772

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
 3,000,000   2/15/13 (d).................    2,132,441
 1,000,000   2/15/14 (d).................      673,680
 4,470,000   2/15/16 (d).................    2,690,269
 2,500,000   2/15/17 (d).................    1,415,493
   750,000   2/15/19 (d).................      377,119
   100,000   2/15/22.....................       42,231
   500,000   2/15/23 (d).................      199,021
 1,350,000   5/15/11 (d).................    1,050,430
   650,000   5/15/12.....................      480,287
 1,600,000   5/15/14 (d).................    1,063,347
 1,070,000   5/15/15 (d).................      673,210
   100,000   5/15/16 (d).................       59,304
   800,000   5/15/18.....................      421,053
 1,800,000   8/15/14.....................    1,178,847
   360,000   8/15/15 (d).................      223,287
   200,000   8/15/16 (d).................      116,986
                                           -----------
                                            17,576,200
                                           -----------
  Total U.S. Treasury Obligations           42,743,369
                                           -----------
MUNICIPAL BONDS (0.1%):
Illinois (0.1%):
   300,000   State Pension, GO, 5.10%,
               6/1/33....................      289,647
                                           -----------
  Total Municipal Bonds                        289,647
                                           -----------
INVESTMENT COMPANIES (12.8%):
30,155,105   One Group Prime Money Market
               Fund, Class I (c).........   30,155,105
                                           -----------
  Total Investment Companies                30,155,105
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
  SECURITIES LENDING (13.7%):
32,303,022   Pool of various securities
               for One Group Bond
               Funds -- footnote 2
               (Securities Lending)......   32,303,022
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         32,303,022
                                           -----------
Total (Cost $256,827,650) (a)              262,370,719
                                           ===========

------------
Percentages indicated are based on net assets of $234,960,666.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $ 7,172,771
                   Unrealized depreciation......................   (1,629,702)
                                                                  -----------
                   Net unrealized appreciation (depreciation)...  $ 5,543,069
                                                                  ===========

   Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 64

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

(b) Security exempt from registration under Rule 144A for the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e) Defaulted Security.

GO -- General
  Obligation

   The Fund invests in securities whose value is derived from an underlying pool of mortgage or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increase (decreases) with a decline (increase) in a specified index.

   Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

   High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgage with similar risks as those associated with IO securities. Unlike the IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMC) trust and allocating them to the small principal of the HB class.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market instrument rates. As prepayments on the underlying mortgage of these securities increase, the yield on the securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is that rate in effect as of December 31, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES (56.0%):
Fannie Mae (25.5%):
   151,133   8.30%, 10/25/08, Series
               93-197, Class SC*.........      157,783
   305,520   10.03%, 12/25/08, Series
               93-221, Class SG, IF*.....      322,760
   727,250   6.25%, 1/25/09, Series
               94-12, Class C............      742,724
    60,837   18.64%, 2/25/09, Series
               94-13, Class SM, IF*......       69,842
    15,242   6.50%, 11/1/11, Pool
               #356206...................       16,184
   271,694   8.00%, 11/1/12, Pool
               #535710...................      288,962
   500,000   6.00%, 1/17/13, Series
               98-37, Class VB...........      507,057
   196,609   7.50%, 2/1/13, Pool
               #42433....................      210,344
   253,570   6.00%, 4/1/13, Pool
               #425482...................      266,275
   148,026   6.50%, 5/1/13, Pool
               #42433....................      157,109
   840,129   5.00%, 11/1/13, Pool
               #255013...................      867,175
   143,340   6.00%, 8/1/14, Pool
               #598032...................      150,561
    21,639   6.50%, 9/1/14, Pool
               #E78451...................       22,935
   268,862   6.00%, 10/25/14, Series
               02-12, Class PD...........      269,105
 1,321,733   5.50%, 11/1/16, Pool
               #618192...................    1,368,189
 2,000,000   5.00%, 11/25/16, Series
               03-35, Class MD...........    2,037,476
   640,000   6.00%, 2/25/17, Series 02-2,
               Class UC..................      665,305
 2,000,000   5.50%, 4/25/17, Series
               02-18, Class PC...........    2,095,186
    62,017   9.50%, 6/25/18, Series
               88-16, Class B............       67,472
   750,000   7.00%, 3/25/21, Series 01-4,
               Class PC..................      798,484
 2,395,134   6.00%, 3/1/22, Pool
               #254231...................    2,493,580
   150,424   8.00%, 7/25/22, Series
               G92-44, Class ZQ..........      164,107
    63,367   6.00%, 12/25/22, Series
               G92-66, Class KA..........       65,285
   249,295   0.00%, 5/25/23, Series
               93-146, Class E, PO.......      220,116
 1,850,000   5.00%, 5/25/23, Series 04-2,
               Class OE..................    1,837,148

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
   500,000   6.50%, 8/25/23, Series
               94-28, Class K............      516,960
    37,239   0.00%, 9/25/23, Series
               93-205, Class H, PO.......       32,724
   245,000   7.00%, 9/25/23, Series
               93-155, Class PJ..........      265,451
 1,694,281   5.00%, 11/1/23, Pool
               #762498...................    1,702,718
 1,632,197   6.50%, 12/25/23, Series
               93-223, Class PZ..........    1,774,765
 1,300,351   7.00%, 12/25/23, Series
               93-250, Class Z...........    1,360,860
 2,901,667   4.50%, 1/25/24, Series
               03-128, Class DY..........    2,746,887
    78,947   5.00%, 2/25/24, Series
               94-76, Class H............       79,857
 1,400,000   6.50%, 3/25/24, Series
               94-37, Class L............    1,472,787
 6,388,638   6.00%, 4/25/24, Series
               94-72, Class K............    6,725,834
    31,078   6.50%, 9/1/25, Pool
               #250375...................       32,713
    92,046   6.50%, 5/1/26, Pool
               #338417...................       96,829
    66,477   0.00%, 11/25/26, Series
               97-47, Class PA, PO.......       66,141
   303,164   6.50%, 8/18/28, Series
               98-46, Class GZ...........      317,721
   833,550   6.00%, 9/1/28, Pool
               #405220...................      865,630
 1,250,000   6.25%, 2/25/29, Series
               94-W4, Class A9...........    1,294,681
 2,000,000   6.00%, 6/25/29, Series
               02-W7, Class A4...........    2,075,928
    92,816   7.50%, 3/1/30, Pool
               #524949...................       99,452
    25,042   7.50%, 8/1/30, Pool
               #5478301..................       26,833
 2,828,634   6.00%, 7/25/31, Series
               01-33, Class ID, IO.......      437,546
 3,600,000   5.00%, 12/25/32, Series
               03-81, Class MC...........    3,590,852
 3,980,323   5.50%, 5/1/33, Pool
               #702435...................    4,044,330
 2,771,495   5.00%, 11/1/33, Pool
               #747628...................    2,755,237
 2,271,310   5.50%, 12/1/33, Pool
               #753662...................    2,307,836

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 66

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 2,231,849   5.50%, 1/1/34, Pool
               #755615...................    2,267,740
 1,552,939   6.50%, 12/25/42, Series
               03-W1, Class 1A1..........    1,617,027
                                           -----------
                                            54,436,503
                                           -----------
Freddie Mac (21.5%):
 1,161,120   4.00%, 8/15/07, Series 2485,
               Class CB..................    1,164,723
   199,494   0.00%, 8/15/08, Series 1561,
               Class TA, PO..............      192,778
   128,600   12.43%, 11/15/08, Series
               1604, Class MB, IF*.......      139,716
    94,311   12.75%, 12/15/08, Series
               1625, Class SC, IF*.......      107,315
     8,919   8.50%, 12/1/09, Pool
               #E20150...................        9,546
    84,269   9.00%, 12/1/09, Pool
               #256360...................       87,252
   306,045   7.50%, 9/1/10, Gold Pool
               #E62448...................      323,433
    96,831   7.00%, 2/1/11, Pool
               #E63959...................      102,664
   694,858   6.00%, 6/15/11, Series 2366,
               Class VG..................      717,233
   741,415   6.00%, 8/15/13, Series 2170,
               Class PE..................      748,755
   264,135   5.00%, 12/1/13, Gold Pool
               #E73637...................      269,097
   261,486   5.50%, 3/1/14, Gold Pool
               #E75738...................      270,831
   429,584   5.00%, 4/1/14, Gold Pool
               #E00667...................      437,653
    80,682   6.00%, 4/1/14, Gold Pool
               #E76438...................       84,634
   217,700   6.50%, 5/15/14, Series 2288,
               Class VB..................      218,185
   139,420   6.50%, 6/1/14, Gold Pool
               #E00678...................      147,770
 1,250,000   6.50%, 8/15/16, Series 2345,
               Class PQ..................    1,311,464
     1,642   6.00%, 2/15/17, Series 2108,
               Class VB..................        1,640
   883,000   5.00%, 11/15/17, Pool
               #2527.....................      898,022
 3,230,000   5.00%, 2/15/18, Series 2578,
               Class P6..................    3,252,622
 1,250,000   5.00%, 6/15/21, Series 2749,
               Class TD..................    1,255,882
   402,947   8.00%, 8/15/22, Series 1343,
               Class LA..................      424,118

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   549,257   6.50%, 9/15/23, Series 1577,
               Class PV..................      574,189
 1,829,000   6.50%, 9/15/23, Series 1584,
               Class L...................    1,915,752
   787,535   6.50%, 12/15/23, Series
               1633, Class Z.............      838,575
   201,000   6.50%, 3/15/24, Series 1694,
               Class PK..................      216,477
   162,788   6.50%, 11/1/25, Pool
               #D65545...................      171,423
   226,766   6.00%, 4/1/26, Pool
               #D70244...................      235,399
   345,000   6.50%, 10/17/26, Series
               1985, Class PL............      353,125
   477,715   3.90%, 1/1/27, Pool
               #611141*..................      492,340
   359,746   6.00%, 2/15/27, Series 2091,
               Class PF..................      361,612
   288,290   6.25%, 4/15/27, Series 2018,
               Class PE..................      288,658
   837,355   7.00%, 10/15/27, Series
               1999, Class PU............      880,669
   392,153   6.00%, 11/15/27, Series
               2132, Class PD............      399,615
   110,910   6.50%, 1/15/28, Series 2137,
               Class TM..................      111,474
   650,000   4.50%, 2/15/28, Series 2631,
               Class TE..................      639,969
    30,915   6.00%, 2/15/28, Series 2126,
               Class TD..................       31,397
 1,600,955   7.00%, 2/15/28, Series 2031,
               Class PG..................    1,692,852
 1,299,979   6.95%, 3/15/28, Series 2035,
               Class PC..................    1,359,051
    35,024   8.50%, 7/1/28, Gold Pool
               #G00981...................       38,490
   921,483   6.50%, 10/25/28, Series
               98-64, Class TM...........      964,844
   750,000   6.00%, 11/15/28, Series
               2095, Class PE............      786,303
   604,661   6.50%, 2/1/29, Gold Pool
               #C22459...................      635,690
 2,500,000   5.00%, 3/15/29, Series 2684,
               Class PD..................    2,553,064
   338,070   6.50%, 6/1/29, Gold Pool
               #C00785...................      355,260
   495,483   7.00%, 8/15/29, Series 2178,
               Class PB..................      519,650
 2,000,000   3.00%, 3/15/30, Series 2626,
               Class KA..................    1,922,041

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
   164,363   3.74%, 4/1/30, Pool
               #846812*..................      171,345
   293,305   7.35%, 10/15/30, Series
               2259, Class ZC............      313,826
 1,000,000   6.50%, 10/15/31, Series
               2367, Class ME............    1,056,373
   150,408   0.00%, 12/15/31, Series
               2390, Class DO, PO........      131,054
   245,272   6.00%, 2/1/32, Gold Pool
               #C01292...................      253,719
 1,879,450   6.50%, 4/1/32, Pool
               #C66034...................    1,973,502
 1,287,183   3.25%, 4/15/32, Series 2647,
               Class A...................    1,239,159
 2,438,000   5.00%, 10/15/32, Series
               2656, Class BG............    2,434,570
 5,000,000   6.00%, 12/15/32, Series
               2543, Class YX............    5,193,950
 1,649,430   6.50%, 2/25/43, Series T-54,
               Class 2A..................    1,729,889
   900,140   0.00%, 5/25/43, Series T-56,
               Class APO, PO.............      769,766
                                           -----------
                                            45,770,405
                                           -----------
Government National Mortgage Assoc. (9.0%):
 1,954,777   5.50%, 7/20/15, Series
               04-62, Class VA...........    2,020,673
    41,569   7.50%, 5/15/23, Pool
               #326977...................       44,949
    13,846   7.50%, 6/15/23, Pool
               #359588...................       14,971
    31,334   9.00%, 11/15/24, Pool
               #780029...................       35,175
     6,063   7.50%, 9/15/25, Pool
               #336427...................        6,534
   300,000   6.50%, 9/16/25, Series 96-6,
               Class PK..................      314,361
    11,601   7.00%, 12/15/25, Pool
               #405535...................       12,381
   331,754   8.00%, 11/20/26, Pool
               #2324.....................      359,524
    20,329   7.50%, 12/20/26, Pool
               #2341.....................       21,806
    58,987   6.50%, 6/20/27, Series
               97-19, Class PJ...........       59,367
    26,454   3.75%, 7/20/27, Pool
               #80094*...................       26,833
    88,565   8.00%, 10/15/27, Pool
               #451507...................       96,276
    27,993   8.00%, 10/15/27, Pool
               #412336...................       30,431

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
    44,797   7.00%, 11/15/27, Pool
               #412369...................       47,707
    38,107   6.50%, 3/15/28, Pool
               #467705...................       40,191
    22,796   7.00%, 4/15/28, Pool
               #472543...................       24,267
 2,759,774   6.00%, 4/16/28, Series
               03-75, Class BE...........    2,865,450
    56,719   7.00%, 6/15/28, Pool
               #472679...................       60,380
    30,218   6.50%, 9/15/28, Pool
               #467225...................       31,870
    51,410   7.50%, 9/16/28, Series
               99-33B, Class PQ..........       51,349
   764,830   6.50%, 9/20/28, Series
               98-22, Class PD...........      797,593
   244,966   6.00%, 5/20/29, Series
               99-17, Class L............      253,455
 2,253,683   6.50%, 6/16/30, Series 01-6,
               Class PM..................    2,307,138
    84,567   7.75%, 7/15/30, Pool
               #518078...................       91,305
 2,500,000   6.50%, 3/16/31, Series
               01-10, Class PE...........    2,664,984
 1,000,000   6.50%, 12/20/31, Series
               01-64, Class PB...........    1,052,985
   721,945   6.50%, 4/1/32, Pool
               #545639...................      761,619
 1,265,319   4.50%, 7/20/34, Pool
               #81008....................    1,256,027
 3,863,489   4.50%, 9/20/34, Pool
               #81074*...................    3,911,263
                                           -----------
                                            19,260,864
                                           -----------
  Total U.S. Government Agency Mortgages   119,467,772
                                           -----------
U.S. GOVERNMENT AGENCY SECURITIES (14.1%):
Fannie Mae (2.5%):
   820,854   8.00%, 1/1/16...............      873,151
 3,000,000   0.00%, 10/9/19..............    1,334,655
 6,000,000   0.00%, 9/23/20..............    2,536,152
   630,000   0.00%, 3/23/28..............      172,729
 1,860,538   6.50%, 8/25/29..............      351,437
                                           -----------
                                             5,268,124
                                           -----------
Federal Farm Credit Bank (0.8%):
 1,500,000   6.75%, 7/7/09...............    1,684,542
                                           -----------
Federal Home Loan Bank (4.3%):
 3,000,000   5.25%, 8/15/06..............    3,097,362
 1,000,000   5.90%, 3/26/09..............    1,084,320
 4,500,000   5.75%, 8/15/11..............    4,891,018
                                           -----------
                                             9,072,700
                                           -----------

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

 68

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Financial Corporation STRIPS (2.3%):
 2,000,000   11/2/18.....................      989,266
 8,000,000   12/6/18.....................    3,934,224
                                           -----------
                                             4,923,490
                                           -----------
Resolution Funding Corporation STRIPS (1.9%):
 2,000,000   1/15/20.....................      928,576
   975,000   10/15/08....................      853,526
 1,000,000   10/15/17....................      533,127
 4,000,000   7/15/20.....................    1,809,164
                                           -----------
                                             4,124,393
                                           -----------
Tennessee Valley Authority (1.0%):
 2,000,000   6.00%, 3/15/13..............    2,214,098
                                           -----------
Tennessee Valley Authority STRIPS (1.3%):
 5,000,000   7/15/16.....................    2,785,775
                                           -----------
  Total U.S. Government Agency Securities   30,073,122
                                           -----------
U.S. TREASURY OBLIGATIONS (25.1%):
U.S. Treasury Bonds (5.8%):
   200,000   6.00%, 8/15/09..............      220,578
 2,800,000   10.38%, 11/15/12 (c)........    3,338,345
 2,700,000   7.25%, 5/15/16 (c)..........    3,379,640
 2,000,000   9.13%, 5/15/18 (c)..........    2,908,906
 1,250,000   8.13%, 8/15/19 (c)..........    1,706,153
   650,000   6.13%, 11/15/27 (c).........      759,155
                                           -----------
                                            12,312,777
                                           -----------
U.S. Treasury Inflation Protected Bonds (3.3%):
 5,908,400   3.63%, 1/15/08 (c)..........    6,435,772
   548,440   3.50%, 1/15/11 (c)..........      622,865
                                           -----------
                                             7,058,637
                                           -----------
U.S. Treasury Notes (8.0%):
 1,000,000   6.88%, 5/15/06 (c)..........    1,052,930
 3,500,000   3.50%, 11/15/06 (c).........    3,529,533

  SHARES
    OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION       VALUE($)
----------   ----------------------------  -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 7,000,000   6.13%, 8/15/07..............    7,512,421
 2,500,000   5.00%, 8/15/11 (c)..........    2,661,425
 2,250,000   4.25%, 8/15/13 (c)..........    2,267,755
                                           -----------
                                            17,024,064
                                           -----------
U.S. Treasury STRIPS (8.0%):
 4,000,000   11/15/09....................    3,335,984
 2,000,000   11/15/14 (c)................    1,291,750
 3,400,000   11/15/15 (c)................    2,076,394
 2,250,000   5/15/15 (c).................    1,415,628
15,000,000   5/15/20 (c).................    7,033,349
 2,500,000   8/15/14.....................    1,637,288
   750,000   8/15/15 (c).................      465,182
                                           -----------
                                            17,255,575
                                           -----------
  Total U.S. Treasury Obligations           53,651,053
                                           -----------
INVESTMENT COMPANIES (2.7%):
 5,697,260   One Group Government Money
               Market Fund, Class I
               (b).......................    5,697,260
                                           -----------
  Total Investment Companies                 5,697,260
                                           -----------
SHORT-TERM SECURITIES HELD AS COLLATERAL
  FOR SECURITIES LENDING (19.1%):
40,738,255   Pool of various securities
               for One Group Bond
               Funds -- footnote 2
               (Securities Lending)......   40,738,255
                                           -----------
  Total Short-Term Securities Held as
  Collateral for Securities Lending         40,738,255
                                           -----------
Total (Cost $240,989,547) (a)              249,627,462
                                           ===========

------------
Percentages indicated are based on net assets of $213,326,130.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation......................  $9,549,146
                   Unrealized depreciation......................    (911,231)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $8,637,915
                                                                  ==========

   Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by Banc One Investment Advisors Corporation.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

   The Fund invests in securities whose value is derived from an underlying pool of mortgage or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

   Inverse Floaters (IF) represent securities that pay interest at a rate that increase (decreases) with a decline (increase) in a specified index.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

   Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

   Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market instrument rates. As prepayments on the underlying mortgage of these securities increase, the yield on the securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is that rate in effect as of December 31, 2004.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 70

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                     MID CAP         MID CAP       DIVERSIFIED     LARGE CAP      DIVERSIFIED
                                      GROWTH          VALUE          MID CAP         GROWTH          EQUITY
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                   ------------    ------------    -----------    ------------    ------------
ASSETS:
Investments in non-affiliates, at
  value..........................  $221,692,886    $147,134,680    $66,749,974    $235,323,521    $184,990,313
Investments in affiliates, at
  value..........................     5,655,400       7,147,024        184,921       3,914,990       5,764,543
                                   ------------    ------------    -----------    ------------    ------------
Total investment securities, at
  value..........................   227,348,286     154,281,704     66,934,895     239,238,511     190,754,856
Cash.............................         7,279          30,006          6,539         109,671          25,577
Cash held at security lending
  agent..........................            --              --             --         852,900              --
Interest and dividends
  receivable.....................        42,349         152,478         47,023         140,222         201,732
Receivable for capital shares
  issued.........................       775,558       1,293,764        214,121         915,578       1,736,981
Receivable from brokers for
  investments sold...............       789,352         190,158        565,073       1,654,741         506,876
Prepaid expenses.................           791             221            133             737             354
                                   ------------    ------------    -----------    ------------    ------------
Total Assets.....................   228,963,615     155,948,331     67,767,784     242,912,360     193,226,376
                                   ------------    ------------    -----------    ------------    ------------
LIABILITIES:
Payable to brokers for
  investments purchased..........            --              --             --       1,400,811       2,793,526
Payable for capital shares
  redeemed.......................        77,791         201,585         35,222         117,892          56,677
Payable for return of collateral
  received for securities and
  cash on loan...................    31,874,025      17,449,611      7,280,428      24,418,010      12,100,395
Accrued expenses and other
  payables:
  Investment advisory fees.......       106,383          83,886         37,395         116,383         109,441
  Administration fees............        24,485          16,883          6,867          27,029          20,137
  Other..........................        38,479          25,005         11,112          24,374          23,327
                                   ------------    ------------    -----------    ------------    ------------
Total Liabilities:...............    32,121,163      17,776,970      7,371,024      26,104,499      15,103,503
                                   ------------    ------------    -----------    ------------    ------------
NET ASSETS:
Capital..........................   187,448,133     100,715,914     48,267,832     330,654,964     179,927,838
Undistributed (distributions in
  excess of) net investment
  income.........................        (6,783)        953,458         78,147       1,135,503       1,652,197
Accumulated undistributed net
  realized gains (losses) from
  investments....................   (29,034,699)     10,790,118      1,904,259    (129,193,479)    (12,288,334)
Net unrealized appreciation
  (depreciation) from
  investments....................    38,435,801      25,711,871     10,146,522      14,210,873       8,831,172
                                   ------------    ------------    -----------    ------------    ------------
NET ASSETS:......................  $196,842,452    $138,171,361    $60,396,760    $216,807,861    $178,122,873
                                   ============    ============    ===========    ============    ============
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (SHARES):.............    11,137,014       8,732,711      3,412,221      16,232,277      11,813,827
                                   ============    ============    ===========    ============    ============
Net Asset Value..................  $      17.67    $      15.82    $     17.70    $      13.36    $      15.08
                                   ============    ============    ===========    ============    ============
Cost of Investments..............  $188,912,485    $128,569,833    $56,788,373    $225,027,638    $181,923,684
                                   ------------    ------------    -----------    ------------    ------------

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                              EQUITY                                              GOVERNMENT
                                              INDEX            BALANCED            BOND              BOND
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                           ------------      ------------      ------------      ------------
ASSETS:
Investments in non-affiliates, at
  value..................................  $143,572,059      $181,484,005      $232,215,614      $243,930,202
Investments in affiliates, at value......     1,923,944         3,852,230        30,155,105         5,697,260
                                           ------------      ------------      ------------      ------------
Total investment securities, at value....   145,496,003       185,336,235       262,370,719       249,627,462
Cash.....................................        10,279            66,923                --                --
Segregated Cash..........................        12,698                --                --                --
Interest and dividends receivable........       181,907           791,141         1,558,615         1,356,437
Receivable for capital shares issued.....     1,322,525           440,627         3,613,442         3,229,298
Receivable from brokers for investments
  sold...................................       270,155           122,363             1,358            16,442
Prepaid expenses.........................           279               509               401               457
                                           ------------      ------------      ------------      ------------
Total Assets.............................   147,293,846       186,757,798       267,544,535       254,230,096
                                           ------------      ------------      ------------      ------------
LIABILITIES:
Payable to Custodian.....................            --                --            49,753            10,482
Payable to brokers for investments
  purchased..............................            --            16,790                --                --
Payable for capital shares redeemed......        63,426            39,471            55,216            26,622
Payable for return of collateral received
  for securities on loan.................     9,962,225        20,535,092        32,303,022        40,738,255
Net payable for variation margin on
  futures contracts......................           500                --                --                --
Accrued expenses and other payables:
  Investment advisory fees...............        34,160            98,670           113,427            80,096
  Administration fees....................        15,941            20,955            28,308            26,463
  Other..................................        20,376            19,381            34,143            22,048
                                           ------------      ------------      ------------      ------------
Total Liabilities:.......................    10,096,628        20,730,359        32,583,869        40,903,966
                                           ------------      ------------      ------------      ------------
NET ASSETS:
Capital..................................   142,561,915       162,846,377       220,100,522       195,051,821
Undistributed (distributions in excess
  of) net investment income..............     1,955,492         4,084,042         9,942,964         9,949,284
Accumulated undistributed net realized
  gains (losses) from investments........    (5,613,021)       (7,172,628)         (625,889)         (312,890)
Net unrealized appreciation
  (depreciation) from investments and
  futures................................    (1,707,168)        6,269,648         5,543,069         8,637,915
                                           ------------      ------------      ------------      ------------
NET ASSETS:..............................  $137,197,218      $166,027,439      $234,960,666      $213,326,130
                                           ============      ============      ============      ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):..............................    12,929,966        11,083,429        20,527,733        18,342,141
                                           ============      ============      ============      ============
Net Asset Value..........................  $      10.61      $      14.98      $      11.45      $      11.63
                                           ============      ============      ============      ============
Cost of Investments......................  $147,219,400      $179,066,587      $256,827,650      $240,989,547
                                           ------------      ------------      ------------      ------------

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 72

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                     MID CAP        MID CAP      DIVERSIFIED     LARGE CAP     DIVERSIFIED
                                     GROWTH          VALUE         MID CAP        GROWTH         EQUITY
                                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                   -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Interest income..................  $       929    $     4,607    $     2,024    $       274    $     1,366
Dividend income..................      889,418      1,976,157        596,704      2,712,797      3,096,894
Dividend income from
  affiliates.....................       33,150         42,296         12,334         48,683         37,344
Foreign tax withholding..........         (587)          (326)           (75)            --           (211)
Income from securities lending...       39,847         11,995          6,592         11,582         11,763
                                   -----------    -----------    -----------    -----------    -----------
Total Income.....................      962,757      2,034,729        617,579      2,773,336      3,147,156
                                   -----------    -----------    -----------    -----------    -----------
EXPENSES:
Investment advisory fees.........    1,242,978        870,980        429,612      1,294,488      1,215,322
Administration fees..............      282,317        173,783         85,041        294,028        240,543
Audit & Legal fees...............       10,947          8,264          5,456         11,216         10,184
Custodian fees...................       20,541          9,266          8,458         10,835          8,892
Insurance fees...................       15,211          8,921          4,607         15,020         12,075
Printing and mailing.............        8,715          5,331          2,586          8,412          7,239
Transfer agent fees..............       48,554         11,696          7,028          7,321          7,251
Trustees' fees and expenses......        3,995          2,693          1,592          3,843          3,184
Other fees.......................        5,897          8,116            803          6,028          5,579
                                   -----------    -----------    -----------    -----------    -----------
Total expenses before waivers....    1,639,155      1,099,050        545,183      1,651,191      1,510,269
Less waivers from Investment
  Advisor and affiliates.........      (14,672)       (19,600)        (7,029)       (24,976)       (18,437)
                                   -----------    -----------    -----------    -----------    -----------
Net Expenses.....................    1,624,483      1,079,450        538,154      1,626,215      1,491,832
                                   -----------    -----------    -----------    -----------    -----------
Net Investment Income (Loss).....     (661,726)       955,279         79,425      1,147,121      1,655,324
                                   -----------    -----------    -----------    -----------    -----------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from
  investment transactions........   20,330,933     13,972,196      9,748,113      1,418,894      6,640,650
Net change in unrealized
  appreciation (depreciation)
  from investment transactions...    3,093,831      2,698,001     (1,960,744)    11,652,111      3,233,137
                                   -----------    -----------    -----------    -----------    -----------
Net realized/unrealized gains
  (losses) on investments........   23,424,764     16,670,197      7,787,369     13,071,005      9,873,787
                                   -----------    -----------    -----------    -----------    -----------
Change in net assets resulting
  from operations................  $22,763,038    $17,625,476    $ 7,866,794    $14,218,126    $11,529,111
                                   ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     EQUITY                                    GOVERNMENT
                                                     INDEX         BALANCED        BOND           BOND
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  ------------    ----------    -----------    -----------
INVESTMENT INCOME:
Interest income.................................  $     2,409     $3,448,323    $11,065,553    $11,082,712
Dividend income.................................    2,537,427      2,005,318             --             --
Dividend income from affiliates.................       44,133         16,997         91,196         67,667
Income from securities lending..................       11,004         37,280         21,078         16,462
                                                  -----------     ----------    -----------    -----------
Total Income....................................    2,594,973      5,507,918     11,177,827     11,166,841
                                                  -----------     ----------    -----------    -----------
EXPENSES:
Investment advisory fees........................      382,832      1,216,653      1,208,824        953,005
Administration fees.............................      178,653        256,653        297,380        312,583
Audit & Legal fees..............................        8,583         10,264         12,021         12,055
Custodian fees..................................       43,630         22,753         32,699         17,283
Insurance fees..................................        9,694         13,206         14,196         15,616
Printing and mailing............................        5,793          7,379          8,383          8,407
Transfer agent fees.............................        7,146          7,080          7,461          7,384
Trustees' fees and expenses.....................        2,687          3,653          4,305          4,351
Other fees......................................          637             12         10,617            467
                                                  -----------     ----------    -----------    -----------
Total expenses before waivers...................      639,655      1,537,653      1,595,886      1,331,151
Less waivers from Investment Advisor and
  affiliates....................................       (2,522)        (7,246)       (79,293)        (7,870)
                                                  -----------     ----------    -----------    -----------
Net Expenses....................................      637,133      1,530,407      1,516,593      1,323,281
                                                  -----------     ----------    -----------    -----------
Net Investment Income (Loss)....................    1,957,840      3,977,511      9,661,234      9,843,560
                                                  -----------     ----------    -----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment and
  futures transactions..........................      602,755      5,166,510         61,019        (17,402)
Net change in unrealized appreciation
  (depreciation) from investments and futures
  transactions..................................   10,252,153        163,542     (1,659,619)      (247,632)
                                                  -----------     ----------    -----------    -----------
Net realized/unrealized gains (losses) on
  investments and futures.......................   10,854,908      5,330,052     (1,598,600)      (265,034)
                                                  -----------     ----------    -----------    -----------
Change in net assets resulting from
  operations....................................  $12,812,748     $9,307,563    $ 8,062,634    $ 9,578,526
                                                  ===========     ==========    ===========    ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 74

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                  MID CAP GROWTH                 MID CAP VALUE              DIVERSIFIED MID CAP
                                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                            ---------------------------   ---------------------------   ---------------------------
                                YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2004           2003           2004           2003           2004           2003
                            ------------   ------------   ------------   ------------   ------------   ------------
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)................  $   (661,726)  $   (454,981)  $    955,279   $    595,139   $     79,425   $   117,963
  Net realized gains
    (losses) from
    investments...........    20,330,933     (2,550,898)    13,972,196       (487,545)     9,748,113    (3,418,111)
  Net change in unrealized
    appreciation
    (depreciation) from
    investments...........     3,093,831     44,651,555      2,698,001     27,656,306     (1,960,744)   17,035,052
                            ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets
  resulting from
  operations..............    22,763,038     41,645,676     17,625,476     27,763,900      7,866,794    13,734,904
                            ------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income................            --             --       (595,535)      (500,946)      (118,268)      (95,462)
                            ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets from
  shareholder
  distributions...........            --             --       (595,535)      (500,946)      (118,268)      (95,462)
                            ------------   ------------   ------------   ------------   ------------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued................     9,315,229     21,941,831     31,689,833     14,815,787      4,065,311     6,457,046
  Dividends reinvested....            --             --        595,535        500,946        118,268        95,462
  Cost of shares
    redeemed..............   (30,841,984)   (12,089,800)   (23,515,982)    (7,120,896)   (10,742,474)   (4,287,437)
                            ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets from
  capital transactions....   (21,526,755)     9,852,031      8,769,386      8,195,837     (6,558,895)    2,265,071
                            ------------   ------------   ------------   ------------   ------------   -----------
Change in net assets......     1,236,283     51,497,707     25,799,327     35,458,791      1,189,631    15,904,513
                            ------------   ------------   ------------   ------------   ------------   -----------
NET ASSETS:
  Beginning of period.....   195,606,169    144,108,462    112,372,034     76,913,243     59,207,129    43,302,616
                            ------------   ------------   ------------   ------------   ------------   -----------
  End of period...........  $196,842,452   $195,606,169   $138,171,361   $112,372,034   $ 60,396,760   $59,207,129
                            ============   ============   ============   ============   ============   ===========
SHARE TRANSACTIONS:
  Issued..................       567,316      1,686,702      2,181,587      1,346,394        255,958       500,569
  Reinvested..............            --             --         41,675         51,221          7,452         8,323
  Redeemed................    (1,897,752)      (894,453)    (1,643,909)      (606,229)      (671,657)     (325,191)
                            ------------   ------------   ------------   ------------   ------------   -----------
Change in Shares..........    (1,330,436)       792,249        579,353        791,386       (408,247)      183,701
                            ============   ============   ============   ============   ============   ===========

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                 LARGE CAP GROWTH             DIVERSIFIED EQUITY               EQUITY INDEX
                                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                            ---------------------------   ---------------------------   ---------------------------
                                YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2004           2003           2004           2003           2004           2003
                            ------------   ------------   ------------   ------------   ------------   ------------
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)................  $  1,147,121   $    478,109   $  1,655,324   $  1,155,210   $  1,957,840   $  1,375,362
  Net realized gains
    (losses) from
    investments and
    futures...............     1,418,894    (10,968,279)     6,640,650     (5,581,640)       602,755        393,197
  Net change in unrealized
    appreciation
    (depreciation) from
    investments and
    futures...............    11,652,111     55,420,162      3,233,137     37,155,935     10,252,153     25,029,236
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets
  resulting from
  operations..............    14,218,126     44,929,992     11,529,111     32,729,505     12,812,748     26,797,795
                            ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income..............      (478,551)      (185,613)    (1,155,483)      (830,122)    (1,375,652)    (1,089,834)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  shareholder
  distributions...........      (478,551)      (185,613)    (1,155,483)      (830,122)    (1,375,652)    (1,089,834)
                            ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued................    32,943,844      7,494,988     26,835,851     21,433,508     19,022,757     18,475,832
  Dividends reinvested....       478,551        185,613      1,155,483        830,122      1,375,652      1,089,834
    Cost of shares
      redeemed............   (36,015,704)   (16,456,203)   (21,529,258)    (9,204,553)   (21,371,571)    (7,552,455)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions....    (2,593,309)    (8,775,602)     6,462,076     13,059,077       (973,162)    12,013,211
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets......    11,146,266     35,968,777     16,835,704     44,958,460     10,463,934     37,721,172
                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
  Beginning of period.....   205,661,595    169,692,818    161,287,169    116,328,709    126,733,284     89,012,112
                            ------------   ------------   ------------   ------------   ------------   ------------
  End of period...........  $216,807,861   $205,661,595   $178,122,873   $161,287,169   $137,197,218   $126,733,284
                            ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
  Issued..................     2,622,239        688,270      1,883,528      1,781,724      1,912,975      2,201,610
  Reinvested..............        38,101         19,076         82,299         77,149        140,804        148,277
  Redeemed................    (2,869,594)    (1,541,153)    (1,519,191)      (743,394)    (2,161,769)      (885,374)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in Shares..........      (209,254)      (833,807)       446,636      1,115,479       (107,990)     1,464,513
                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 76

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                     BALANCED                        BOND                     GOVERNMENT BOND
                                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                            ---------------------------   ---------------------------   ---------------------------
                                YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                2004           2003           2004           2003           2004           2003
                            ------------   ------------   ------------   ------------   ------------   ------------
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)................  $  3,977,511   $  3,857,493   $  9,661,234   $  9,774,630   $  9,843,560   $ 10,131,158
  Net realized gains
    (losses) from
    investments and
    futures...............     5,166,510     (4,489,919)        61,019       (214,492)       (17,402)        24,400
  Net change in unrealized
    appreciation
    (depreciation) from
    investments and
    futures...............       163,542     26,826,127     (1,659,619)    (2,933,662)      (247,632)    (4,848,094)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets
  resulting from
  operations..............     9,307,563     26,193,701      8,062,634      6,626,476      9,578,526      5,307,464
                            ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income................    (3,986,689)    (4,687,998)    (9,937,959)    (9,873,883)   (10,311,704)    (9,671,328)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  shareholder
  distributions...........    (3,986,689)    (4,687,998)    (9,937,959)    (9,873,883)   (10,311,704)    (9,671,328)
                            ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
    issued................     7,593,120     10,211,760     61,600,133     32,988,073     22,267,254     21,068,492
  Dividends reinvested....     3,986,689      4,687,998      9,937,959      9,873,883     10,311,703      9,671,328
  Cost of shares
    redeemed..............   (30,113,402)   (11,967,069)   (24,448,806)   (17,634,769)   (30,162,006)   (23,038,659)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions....   (18,533,593)     2,932,689     47,089,286     25,227,187      2,416,951      7,701,161
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in net assets......   (13,212,719)    24,438,392     45,213,961     21,979,780      1,683,773      3,337,297
                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
  Beginning of period.....   179,240,158    154,801,766    189,746,705    167,766,925    211,642,357    208,305,060
                            ------------   ------------   ------------   ------------   ------------   ------------
  End of period...........  $166,027,439   $179,240,158   $234,960,666   $189,746,705   $213,326,130   $211,642,357
                            ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
  Issued..................       525,753        768,265      5,419,129      2,862,607      1,931,554      1,799,040
  Reinvested..............       279,180        387,758        879,465        873,795        902,161        840,254
  Redeemed................    (2,089,677)      (911,067)    (2,154,170)    (1,529,757)    (2,627,818)    (1,982,732)
                            ------------   ------------   ------------   ------------   ------------   ------------
Change in Shares..........    (1,284,744)       244,956      4,144,424      2,206,645        205,897        656,562
                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

                      (This page intentionally left blank)

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

 78

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    INVESTMENT ACTIVITIES                               DISTRIBUTIONS
                                                 ---------------------------                -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

MID CAP GROWTH PORTFOLIO
 Period ended December 31, 2004....   $15.69       $(0.06)        $ 2.04         $ 1.98       $   --      $   --       $   --
 Period ended December 31, 2003....    12.34        (0.04)          3.39           3.35           --          --           --
 Period ended December 31, 2002....    15.45        (0.05)         (3.06)         (3.11)          --          --           --
 Period ended December 31, 2001....    21.23        (0.06)         (2.53)         (2.59)          --       (3.19)       (3.19)
 Period ended December 31, 2000....    20.55        (0.08)          1.34           1.26           --       (0.58)       (0.58)

MID CAP VALUE PORTFOLIO
 Period ended December 31, 2004....    13.78         0.11           2.00           2.11        (0.07)         --        (0.07)
 Period ended December 31, 2003....    10.45         0.07           3.33           3.40        (0.07)         --        (0.07)
 Period ended December 31, 2002....    12.68         0.07          (1.55)         (1.48)          --       (0.75)       (0.75)
 Period ended December 31, 2001....    13.16         0.08           0.45           0.53        (0.08)      (0.93)       (1.01)
 Period ended December 31, 2000....    10.39         0.11           2.77           2.88        (0.11)      -- (a)       (0.11)

DIVERSIFIED MID CAP PORTFOLIO
 Period ended December 31, 2004....    15.50         0.02           2.21           2.23        (0.03)         --        (0.03)
 Period ended December 31, 2003....    11.91         0.03           3.59           3.62        (0.03)         --        (0.03)
 Period ended December 31, 2002....    14.49         0.03          (2.61)         (2.58)          --          --           --
 Period ended December 31, 2001....    17.83         0.04          (0.95)         (0.91)       (0.04)      (2.39)       (2.43)
 Period ended December 31, 2000....    15.18         0.06           2.88           2.94        (0.07)      (0.22)       (0.29)

LARGE CAP GROWTH PORTFOLIO
 Period ended December 31, 2004....    12.51         0.07           0.81           0.88        (0.03)         --        (0.03)
 Period ended December 31, 2003....     9.82         0.03           2.67           2.70        (0.01)         --        (0.01)
 Period ended December 31, 2002....    13.73         0.01          (3.92)         (3.91)          --          --           --
 Period ended December 31, 2001....    20.07        (0.01)         (4.01)         (4.02)          --       (2.32)       (2.32)
 Period ended December 31, 2000....    26.56        (0.03)         (5.93)         (5.96)          --       (0.53)       (0.53)

DIVERSIFIED EQUITY PORTFOLIO
 Period ended December 31, 2004....    14.19         0.14           0.85           0.99        (0.10)         --        (0.10)
 Period ended December 31, 2003....    11.35         0.10           2.82           2.92        (0.08)         --        (0.08)
 Period ended December 31, 2002....    14.89         0.08          (3.62)         (3.54)          --          --           --
 Period ended December 31, 2001....    16.74         0.07          (1.85)         (1.78)       (0.07)         --        (0.07)
 Period ended December 31, 2000....    17.57         0.07          (0.83)         (0.76)       (0.07)         --        (0.07)

EQUITY INDEX PORTFOLIO
 Period ended December 31, 2004....     9.72         0.15           0.85           1.00        (0.11)         --        (0.11)
 Period ended December 31, 2003....     7.69         0.11           2.01           2.12        (0.09)         --        (0.09)
 Period ended December 31, 2002....     9.92         0.09          (2.32)         (2.23)          --          --           --
 Period ended December 31, 2001....    11.42         0.09          (1.50)         (1.41)       (0.09)         --        (0.09)
 Period ended December 31, 2000....    12.94         0.13          (1.32)         (1.19)       (0.13)      (0.20)       (0.33)

BALANCED PORTFOLIO
 Period ended December 31, 2004....    14.49         0.36           0.45           0.81        (0.32)         --        (0.32)
 Period ended December 31, 2003....    12.77         0.32           1.80           2.12        (0.40)         --        (0.40)
 Period ended December 31, 2002....    14.48         0.40          (2.09)         (1.69)        --(a)      (0.02)       (0.02)
 Period ended December 31, 2001....    15.48         0.39          (0.95)         (0.56)       (0.38)      (0.06)       (0.44)
 Period ended December 31, 2000....    15.68         0.39          (0.13)          0.26        (0.45)      (0.01)       (0.46)

BOND PORTFOLIO
 Period ended December 31, 2004....    11.58         0.46           0.01           0.47        (0.60)         --        (0.60)
 Period ended December 31, 2003....    11.83         0.59          (0.15)          0.44        (0.69)         --        (0.69)
 Period ended December 31, 2002....    10.80         0.70           0.37           1.07         --(a)      (0.04)       (0.04)
 Period ended December 31, 2001....    10.57         0.69           0.23           0.92        (0.69)         --        (0.69)
 Period ended December 31, 2000....     9.98         0.61           0.58           1.19        (0.60)         --        (0.60)

GOVERNMENT BOND PORTFOLIO
 Period ended December 31, 2004....    11.67         0.54          (0.01)          0.53        (0.57)         --        (0.57)
 Period ended December 31, 2003....    11.92         0.56          (0.26)          0.30        (0.55)         --        (0.55)
 Period ended December 31, 2002....    10.62         0.55           0.75           1.30         --(a)         --           --
 Period ended December 31, 2001....    10.50         0.61           0.12           0.73        (0.61)         --        (0.61)
 Period ended December 31, 2000....     9.96         0.61           0.55           1.16        (0.62)         --        (0.62)

------------

(a) Amount is less than $0.01.
(b) Annualized.

See notes to financial statements.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

--------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTAL DATA:
                                                                   --------------------------------------------
                                                                                                  RATIO OF NET
                                                                   NET ASSETS,     RATIO OF        INVESTMENT
                                           NET ASSET                   END         EXPENSES        INCOME TO
                                            VALUE,        TOTAL     OF PERIOD     TO AVERAGE        AVERAGE
                                         END OF PERIOD   RETURN      (000'S)     NET ASSETS(b)   NET ASSETS(b)
                                         -------------   -------   -----------   -------------   --------------

MID CAP GROWTH PORTFOLIO
  Period ended December 31, 2004........    $17.67        12.62%    $196,842         0.85%           (0.35%)
  Period ended December 31, 2003........     15.69        27.15      195,606         0.84            (0.27)
  Period ended December 31, 2002........     12.34       (20.13)     144,108         0.83            (0.37)
  Period ended December 31, 2001........     15.45       (10.65)     192,708         0.82            (0.37)
  Period ended December 31, 2000........     21.23         5.79      203,070         0.87            (0.40)

MID CAP VALUE PORTFOLIO
  Period ended December 31, 2004........     15.82        15.40      138,171         0.92             0.81
  Period ended December 31, 2003........     13.78        32.75      112,372         0.93             0.65
  Period ended December 31, 2002........     10.45       (12.85)      76,913         0.95             0.61
  Period ended December 31, 2001........     12.68         4.80       82,331         0.95             0.67
  Period ended December 31, 2000........     13.16        27.91       65,157         0.95             1.03

DIVERSIFIED MID CAP PORTFOLIO
  Period ended December 31, 2004........     17.70        14.42       60,397         0.93             0.14
  Period ended December 31, 2003........     15.50        30.44       59,207         0.94             0.24
  Period ended December 31, 2002........     11.91       (17.81)      43,303         0.95             0.20
  Period ended December 31, 2001........     14.49        (4.03)      50,785         0.95             0.24
  Period ended December 31, 2000........     17.83        19.45       42,554         0.95             0.35

LARGE CAP GROWTH PORTFOLIO
  Period ended December 31, 2004........     13.36         7.05      216,808         0.82             0.58
  Period ended December 31, 2003........     12.51        27.54      205,662         0.81             0.26
  Period ended December 31, 2002........      9.82       (28.48)     169,693         0.92             0.68
  Period ended December 31, 2001........     13.73       (20.28)     259,557         0.81            (0.06)
  Period ended December 31, 2000........     20.07       (22.96)     327,602         0.85            (0.14)

DIVERSIFIED EQUITY PORTFOLIO
  Period ended December 31, 2004........     15.08         7.05      178,123         0.91             1.01
  Period ended December 31, 2003........     14.19        25.93      161,287         0.91             0.85
  Period ended December 31, 2002........     11.35       (23.77)     116,329         0.92             0.68
  Period ended December 31, 2001........     14.89       (10.61)     130,009         0.92             0.49
  Period ended December 31, 2000........     16.74        (4.36)     109,519         0.95             0.40

EQUITY INDEX PORTFOLIO
  Period ended December 31, 2004........     10.61        10.34      137,197         0.50             1.53
  Period ended December 31, 2003........      9.72        27.98      126,733         0.50             1.32
  Period ended December 31, 2002........      7.69       (22.48)      89,012         0.50             1.15
  Period ended December 31, 2001........      9.92       (12.34)     104,301         0.50             0.90
  Period ended December 31, 2000........     11.42        (9.48)      96,305         0.55             1.06

BALANCED PORTFOLIO
  Period ended December 31, 2004........     14.98         5.73      166,027         0.88             2.29
  Period ended December 31, 2003........     14.49        17.20      179,240         0.88             2.37
  Period ended December 31, 2002........     12.77       (11.68)     154,802         0.88             2.77
  Period ended December 31, 2001........     14.48        (3.57)     196,030         0.87             2.60
  Period ended December 31, 2000........     15.48         1.65      208,568         0.90             2.58

BOND PORTFOLIO
  Period ended December 31, 2004........     11.45         4.13      234,961         0.75             4.79
  Period ended December 31, 2003........     11.58         3.87      189,747         0.75             5.50
  Period ended December 31, 2002........     11.83         9.99      167,767         0.75             6.38
  Period ended December 31, 2001........     10.80         8.85      138,259         0.75             6.57
  Period ended December 31, 2000........     10.57        12.20      102,967         0.75             6.12

GOVERNMENT BOND PORTFOLIO
  Period ended December 31, 2004........     11.63         4.64      213,326         0.62             4.65
  Period ended December 31, 2003........     11.67         2.54      211,642         0.62             4.76
  Period ended December 31, 2002........     11.92        12.26      208,305         0.63             5.33
  Period ended December 31, 2001........     10.62         7.05      151,391         0.62             5.93
  Period ended December 31, 2000........     10.50        12.00      103,385         0.67             6.25

                                            RATIOS/SUPPLEMENTAL DATA:
                                          ------------------------------
                                               RATIO OF
                                             EXPENSES TO
                                               AVERAGE
                                              NET ASSETS       PORTFOLIO
                                          WITHOUT WAIVERS(b)   TURNOVER
                                          ------------------   ---------
MID CAP GROWTH PORTFOLIO
  Period ended December 31, 2004........         0.86%           74.34%
  Period ended December 31, 2003........         0.86            69.36
  Period ended December 31, 2002........         0.85            76.18
  Period ended December 31, 2001........         0.83            91.65
  Period ended December 31, 2000........         0.87           161.73
MID CAP VALUE PORTFOLIO
  Period ended December 31, 2004........         0.93            75.09
  Period ended December 31, 2003........         0.97            53.98
  Period ended December 31, 2002........         0.98           106.23
  Period ended December 31, 2001........         0.97           103.19
  Period ended December 31, 2000........         1.00           141.27
DIVERSIFIED MID CAP PORTFOLIO
  Period ended December 31, 2004........         0.94            98.30
  Period ended December 31, 2003........         0.98            78.97
  Period ended December 31, 2002........         1.00            29.33
  Period ended December 31, 2001........         0.98            51.60
  Period ended December 31, 2000........         0.99            76.98
LARGE CAP GROWTH PORTFOLIO
  Period ended December 31, 2004........         0.83            95.42
  Period ended December 31, 2003........         0.83            48.81
  Period ended December 31, 2002........         0.93            71.44
  Period ended December 31, 2001........         0.82            74.80
  Period ended December 31, 2000........         0.85            96.20
DIVERSIFIED EQUITY PORTFOLIO
  Period ended December 31, 2004........         0.92            83.92
  Period ended December 31, 2003........         0.93            32.19
  Period ended December 31, 2002........         0.93            17.72
  Period ended December 31, 2001........         0.93            23.67
  Period ended December 31, 2000........         0.95            24.72
EQUITY INDEX PORTFOLIO
  Period ended December 31, 2004........         0.51            13.69
  Period ended December 31, 2003........         0.51             0.62
  Period ended December 31, 2002........         0.51             4.99
  Period ended December 31, 2001........         0.51             1.13
  Period ended December 31, 2000........         0.55             3.51
BALANCED PORTFOLIO
  Period ended December 31, 2004........         0.89            51.65
  Period ended December 31, 2003........         0.89            35.61
  Period ended December 31, 2002........         0.89            29.05
  Period ended December 31, 2001........         0.88            34.45
  Period ended December 31, 2000........         0.90            33.38
BOND PORTFOLIO
  Period ended December 31, 2004........         0.79            14.94
  Period ended December 31, 2003........         0.81            21.40
  Period ended December 31, 2002........         0.81            25.68
  Period ended December 31, 2001........         0.79            22.83
  Period ended December 31, 2000........         0.80             6.62
GOVERNMENT BOND PORTFOLIO
  Period ended December 31, 2004........         0.63            13.78
  Period ended December 31, 2003........         0.63            22.82
  Period ended December 31, 2002........         0.63            16.09
  Period ended December 31, 2001........         0.62            24.85
  Period ended December 31, 2000........         0.67            25.17

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 80

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   One Group Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Diversified Mid Cap Portfolio, Large Cap Growth Portfolio, Diversified Equity Portfolio, Equity Index Portfolio, Balanced Portfolio, Bond Portfolio and Government Bond Portfolio, (individually a "Portfolio", collectively the "Portfolios").

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumption that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the closing prices as determined by the primary exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price on the principal exchange market or where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued on the basis of valuations provided by dealers or by independent or affiliated commercial pricing services approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as futures and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Portfolios enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Portfolios.

     FUTURES CONTRACTS

     The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. The Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of securities without actually buying or selling that underlying equity security. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by a Portfolio based on the daily change in the market

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss equal to the variation margin.

     The Equity Index Portfolio held the following long futures positions as of December 31, 2004:

                                                             NUMBER OF     OPEN        CURRENT      UNREALIZED
                          CONTRACT TYPE                      CONTRACTS   POSITIONS   MARKET VALUE   GAIN/LOSS
                          -------------                      ---------   ---------   ------------   ----------
       S&P 500, March 2005 Futures........................       2       $590,621      $606,850      $16,229

     REPURCHASE AGREEMENTS

     The Portfolios may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an affiliate of JPMorgan Chase & Co., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is valued at amortized cost. The Portfolios require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain the collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

     SECURITIES LENDING

     To generate additional income, each Portfolio may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The cash collateral received by the Portfolios at December 31, 2004 was invested in Repurchase Agreements (with interest rates from 2.20 to 2.34% and maturity dates of January 3, 2005), Commercial Paper (with interest rates of 2.41%, and a maturity dates of March 11, 2005), Certificates of Deposit (with interest rates of 2.34%, and a maturity dates of July 26, 2005), and Master Notes (with interest rates ranging from 2.15% to 2.58% and maturity dates of February 22, 2005 to January 26, 2007). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     Prior to October 18, 2004 for all Portfolios except Balanced Portfolio, Bond Portfolio, and Government Bond Portfolio (which were prior to December 6, 2004), the Advisor served as security lending agent. Also, prior to those dates, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a subcustody fee based on the value of collateral received from borrowers.

     On October 18, 2004, the Portfolios' custodian, JPMorgan Chase Bank N.A. ("JPMCB") an affiliate of the Portfolios, was appointed as lending agent (December 6, 2004 for Balanced Portfolio, Bond Portfolio and Government Bond Portfolio). JPMCB receives a fee equal to (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Securities outstanding during a given month under this Lending Agreement. For the period October 18, 2004 (December 6, 2004 for the Balanced Portfolio, Bond Portfolio and Government Bond Portfolio) to December 31, 2004, JPMCB has voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively. Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

     As of December 31, 2004, the following Portfolios had securities with the following market values on loan and for the year then ended, these Portfolios paid the following amounts to related party affiliates:

                                            SUB-CUSTODY    LENDING AGENT    MARKET VALUE OF     MARKET VALUE OF
       FUND                                  FEES PAID       FEES PAID        COLLATERAL       LOANED SECURITIES
       ----                                 -----------    -------------    ---------------    -----------------
       Mid Cap Growth Portfolio...........    $18,850         $7,796          $31,874,025         $31,331,034
       Mid Cap Value Portfolio............      6,273         10,293           17,449,611          17,208,039
       Diversified Mid Cap Portfolio......      3,483         15,707            7,280,428           7,146,830
       Large Cap Growth Portfolio.........      5,894         10,816           24,418,010*         24,095,727
       Diversified Equity Portfolio.......      6,877         19,455           12,100,395          11,849,786
       Equity Index Portfolio.............      5,542         15,813            9,962,225           9,761,421
       Balanced Portfolio.................     15,303            382           20,535,092          20,197,804
       Bond Portfolio.....................     12,871            961           32,303,022          31,776,825
       Government Bond Portfolio..........      9,197          1,167           40,738,255          40,139,899

     -----------------
     *Includes securities and cash collateral

     SECURITIES TRANSACTIONS AND RELATED INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell has been executed). Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Direct expenses of a Portfolio are allocated to that Portfolio. The general expenses of the Trust are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each Portfolio or on another reasonable basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAX

     The Portfolios' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. RELATED PARTY SERVICE PROVIDERS:

   The Trust and the Advisor, which was renamed JPMorgan Investment Advisors Inc. ("JPMIA") effective February 19, 2005, are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, of the following annual percentages of the average daily net assets of each Portfolio:

                                                                    ADVISORY
    FUND                                                              FEE
    ----                                                            --------
    Mid Cap Growth Portfolio....................................      0.65%

    Mid Cap Value Portfolio.....................................      0.74%

    Diversified Mid Cap Portfolio...............................      0.74%

    Large Cap Growth Portfolio..................................      0.65%

    Diversified Equity Portfolio................................      0.74%

    Equity Index Portfolio......................................      0.30%

    Balanced Portfolio..........................................      0.70%

    Bond Portfolio..............................................      0.60%

    Government Bond Portfolio...................................      0.45%

   The Trust and One Group Administrative Services, Inc., (the "Administrator"), an affiliate of JPMorgan Chase & Co. are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.18% on the first $250 million in Trust average daily net assets (other than the assets in the Equity Index Portfolio) and 0.14% on Trust average daily net assets in excess of $250 (other than the assets in the Equity Index Portfolio). The Administrator is entitled to a fee at the rate of 0.14% of the Equity Index Portfolio's average daily net assets. Effective February 19, 2005, the Administrator was renamed JPMorgan Funds Management, Inc.

   The Portfolios may invest in one or more money market funds advised by JPMorgan Investment Advisors Inc. or its affiliates. The Advisor and Administrator will waive and/or reimburse their advisory and administrative fee, respectively, from the Portfolios in an amount sufficient to offset any doubling up of investment advisory and administration fees related to each Portfolio's investment in an affiliated money market fund to the extent required by law.

   Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Portfolios for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolios' custodian. The transitions to JPMCB from previous service providers were completed on October 18, 2004 for all Portfolios except for the Balanced Portfolio, Bond Portfolio and Government Bond Portfolio. The transitions for the remaining Portfolios were completed on December 6, 2004. The Administrator is responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on October 18, 2004 and on December 6, 2004 for the remaining Funds, from their prior service provider, but those services are still provided to the Portfolios under such Management and Administration Agreement with the Administrator. The amounts paid to JPMCB for

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   custody services during the period by the Portfolios are as follows and are included in the Custodian fees as presented on the Statement of Operations.:

       FUND                                                            CUSTODY FEES
       ----                                                            ------------
       Mid Cap Growth Portfolio....................................       $6,143

       Mid Cap Value Portfolio.....................................       $2,176

       Diversified Mid Cap Portfolio...............................       $1,293

       Large Cap Growth Portfolio..................................       $1,287

       Diversified Equity Portfolio................................       $2,487

       Equity Index Portfolio......................................       $6,765

       Balanced Portfolio..........................................       $3,266

       Bond Portfolio..............................................       $2,264

       Government Bond Portfolio...................................       $1,283

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and financial futures) for the year ended December 31, 2004, were as follows:

                                            PURCHASES            SALES          PURCHASES        SALES
                                         (EXCLUDING U.S.    (EXCLUDING U.S.      OF U.S.        OF U.S.
                                           GOVERNMENT         GOVERNMENT       GOVERNMENT     GOVERNMENT
    FUND                                   SECURITIES)        SECURITIES)      SECURITIES     SECURITIES
    ----                                 ---------------    ---------------    ----------     ----------
    Mid Cap Growth Portfolio...........   $139,621,626       $165,583,467      $        --    $        --

    Mid Cap Value Portfolio............     89,163,765         85,268,063               --             --

    Diversified Mid Cap Portfolio......     55,477,060         62,061,838               --             --

    Large Cap Growth Portfolio.........    186,477,248        185,761,747               --             --

    Diversified Equity Portfolio.......    139,984,910        134,510,407               --             --

    Equity Index Portfolio.............     17,316,428         18,165,640               --             --

    Balanced Portfolio.................     78,715,870         92,096,313        9,815,567     18,732,811

    Bond Portfolio.....................     26,960,209         10,758,343       22,221,139     17,441,905

    Government Bond Portfolio..........             --                 --       28,199,195     28,493,041

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL TAX INFORMATION:

   The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows (amounts in thousands): (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.)

                                            DISTRIBUTIONS PAID FROM:
                                           ---------------------------
                                              NET             NET             TOTAL           TAX           TOTAL
                                           INVESTMENT      LONG-TERM         TAXABLE       RETURN OF    DISTRIBUTIONS
                                             INCOME      CAPITAL GAINS    DISTRIBUTIONS     CAPITAL         PAID
                                           ----------    -------------    -------------    ---------    -------------
    Mid Cap Value Portfolio..............    $  596           $--            $  596           $--          $  596

    Diversified Mid Cap Portfolio........       118           --                118           --              118

    Large Cap Growth Portfolio...........       479           --                479           --              479

    Diversified Equity Portfolio.........     1,155           --              1,155           --            1,155

    Equity Index Portfolio...............     1,376           --              1,376           --            1,376

    Balanced Portfolio...................     3,987           --              3,987           --            3,987

    Bond Portfolio.......................     9,938           --              9,938           --            9,938

    Government Bond Portfolio............    10,312           --             10,312           --           10,312

   The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows (amounts in thousands): (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.)

                                              NET             NET             TOTAL           TAX           TOTAL
                                           INVESTMENT      LONG-TERM         TAXABLE       RETURN OF    DISTRIBUTIONS
                                             INCOME      CAPITAL GAINS    DISTRIBUTIONS     CAPITAL         PAID
                                           ----------    -------------    -------------    ---------    -------------
    Mid Cap Value Portfolio..............    $  501           $--            $  501           $--          $  501

    Diversified Mid Cap Portfolio........        95           --                 95           --               95

    Large Cap Growth Portfolio...........       186           --                186           --              186

    Diversified Equity Portfolio.........       830           --                830           --              830

    Equity Index Portfolio...............     1,090           --              1,090           --            1,090

    Balanced Portfolio...................     4,688           --              4,688           --            4,688

    Bond Portfolio.......................     9,874           --              9,874           --            9,874

    Government Bond Portfolio............     9,671           --              9,671           --            9,671

   As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows: (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium and market discount.) (amounts in thousands):

                               UNDISTRIBUTED   UNDISTRIBUTED                                 ACCUMULATED     UNREALIZED
                                 ORDINARY        LONG-TERM     ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/
                                  INCOME       CAPITAL GAINS    EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION
                               -------------   -------------   -----------   -------------   ------------   -------------
    Mid Cap Growth
      Portfolio..............     $   --          $    --        $    --          $--         $ (28,680)       $38,081

    Mid Cap Value
      Portfolio..............        956           11,103         12,059          --                 --         25,398

    Diversified Mid Cap
      Portfolio..............         80            1,922          2,002          --                 --         10,129

    Large Cap Growth
      Portfolio..............      1,148               --          1,148          --           (126,347)        11,364

    Diversified Equity
      Portfolio..............      1,656               --          1,656          --            (11,831)         8,374

    Equity Index Portfolio...      1,958               --          1,958          --             (4,924)        (2,396)

    Balanced Portfolio.......      4,092               --          4,092          --             (6,556)         5,653

    Bond Portfolio...........      9,947               --          9,947          --               (626)         5,543

    Government Bond
      Portfolio..............      9,954               --          9,954          --               (313)         8,638

                                  TOTAL
                               ACCUMULATED
                                EARNINGS/
                                (DEFICIT)
                               -----------
    Mid Cap Growth
      Portfolio..............   $   9,401
    Mid Cap Value
      Portfolio..............      37,458
    Diversified Mid Cap
      Portfolio..............      12,131
    Large Cap Growth
      Portfolio..............    (113,835)
    Diversified Equity
      Portfolio..............      (1,801)
    Equity Index Portfolio...      (5,362)
    Balanced Portfolio.......       3,189
    Bond Portfolio...........      14,864
    Government Bond
      Portfolio..............      18,279

   As of December 31, 2004, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                     EXPIRES
                                                     ----------------------------------------
                                                     2008    2009      2010      2011    2012    TOTAL
                                                     ----    ----      ----      ----    ----    -----

    Mid Cap Growth Portfolio ......................  $--    $    --   $23,615   $5,065   $ --   $ 28,680

    Mid Cap Value Portfolio .......................   --         --        --       --     --         --

    Diversified Mid Cap Portfolio .................   --         --        --       --     --         --

    Large Cap Growth Portfolio ....................   --     60,562    50,266   15,519     --    126,347

    Diversified Equity Portfolio ..................   --         --     6,348    5,483     --     11,831

    Equity Index Portfolio ........................   --        882     4,042       --     --      4,924

    Balanced Portfolio ............................   --         --     1,892    4,664     --      6,556

    Bond Portfolio ................................   --         --        25      377    224        626

    Government Bond Portfolio .....................   25         --        --      158    130        313

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended December 31, 2004, the Funds did not defer any post-October capital loss carryforwards.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004
Continued

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. SUBSEQUENT EVENTS

   In connection with the integration of the JPMorgan Funds and the Trust, each of the Portfolios will have a new name effective May 1, 2005 as shown below:

    NAME OF PORTFOLIOS AS OF DECEMBER 31, 2004                 NAME OF PORTFOLIOS EFFECTIVE MAY 1, 2005
    ------------------------------------------                 ----------------------------------------
    One Group Investment Trust Mid Cap Growth Portfolio   JPMorgan Investment Trust Mid Cap Growth Portfolio
    One Group Investment Trust Mid Cap Value Portfolio    JPMorgan Investment Trust Mid Cap Value Portfolio
    One Group Investment Trust Diversified Mid Cap        JPMorgan Investment Trust Diversified Mid Cap
      Portfolio                                           Portfolio
    One Group Investment Trust Large Cap Growth           JPMorgan Investment Trust Large Cap Growth
      Portfolio                                           Portfolio
    One Group Investment Trust Diversified Equity         JPMorgan Investment Trust Diversified Equity
      Portfolio                                           Portfolio
    One Group Investment Trust Equity Index Portfolio     JPMorgan Investment Trust Equity Index Portfolio
    One Group Investment Trust Balanced Portfolio         JPMorgan Investment Trust Balanced Portfolio
    One Group Investment Trust Bond Portfolio             JPMorgan Investment Trust Bond Portfolio
    One Group Investment Trust Government Bond            JPMorgan Investment Trust Government Bond Portfolio
      Portfolio

   After considering management's recommendations, the Board of Trustees approved, and the Portfolios will enter into, a Distribution Agreement with JPMorgan Distribution Services, Inc. ("JPMDS"). This agreement is effective May 1, 2005, and JPMDS will receive no compensation in its capacity as the Trust's distributor.

   Effective February 19, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured uncommitted line of credit facility in the aggregate amount of $100 million. Interest on borrowing is payable at a rate determined by JPMCB at the time of borrowing.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

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--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
One Group Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Diversified Mid Cap Portfolio, Large Cap Growth Portfolio, Diversified Equity Portfolio, Equity Index Portfolio, Balanced Portfolio, Bond Portfolio, and Government Bond Portfolio (nine separate portfolios constituting the One Group Investment Trust, hereafter referred to as the "Trust") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Chicago, Illinois
February 22, 2005

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

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--------------------------------------------------------------------------------

The following tables contain basic information as of February 19, 2005 regarding the trustees and officers, respectively, that oversee operations of the Trusts and other Funds within the JPMorgan Funds complex. The contact address for each of the Trustees and Officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

                                                            NUMBER OF PORTFOLIOS
NAME (YEAR OF BIRTH);                                         IN FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS            OVERSEEN BY           OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)               DURING PAST 5 YEARS              TRUSTEE(1)             OUTSIDE FUND COMPLEX
---------------------          ---------------------        --------------------      ------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                110            None.
(1941); Trustee of Trust   Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).

Roland R. Eppley, Jr.      Retired; President & Chief               110            Director, Janel Hydro, Inc.
(1932); Trustee of Trust   Executive Officer, Eastern                              (automotive) (1993-present).
since 2005.                States Bankcard (1971-1988).

John F. Finn               President and Chief Executive            110            Director, Cardinal Health,
(1947); Trustee of Trust   Officer of Gardner, Inc.                                Inc. (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1975-present).

Dr. Matthew Goldstein      Chancellor of the City                   110            Trustee of Bronx-Lebanon
(1941); Trustee of Trust   University of New York                                  Hospital Center
since 2005.                (1999-present); President,                              (1992-present); Director of
                           Adelphi University (New York)                           New Plan Excel Realty Trust,
                           (1998-1999).                                            Inc. (real estate investment
                                                                                   trust) (2000-present);
                                                                                   Director of Lincoln Center
                                                                                   Institute for the Arts in
                                                                                   Education (1999-present).

Robert J. Higgins          Retired; Director of                     110            Director of Providian
(1945);                    Administration of the State of                          Financial Corp. (banking)
Trustee of Trust since     Rhode Island (2003-2004);                               (2002-present).
2005.                      President, Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).

Peter C. Marshall          Self-employed business                   110            None.
(1942); Trustee of Trust   consultant (2002-present);
since 1985.                Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).

Marilyn McCoy              Vice President of                        110            Director, Mather LifeWays
(1948); Trustee of Trust   Administration and Planning,                            (1994- present); Director,
since 1999.                Northwestern University                                 Carleton College
                           (1985-present).                                         (2003-present).

William G. Morton, Jr.     Retired; Chairman Emeritus               110            Director of Radio Shack
(1937); Trustee of Trust   (2001- 2002), and Chairman and                          Corporation (electronics)
since 2005.                Chief Executive Officer,                                (1987- present); Director of
                           Boston Stock Exchange                                   The National Football
                           (1985-2001).                                            Foundation and College Hall of
                                                                                   Fame (1994-present); Trustee
                                                                                   of the Berklee College of
                                                                                   Music (1998-present); Trustee
                                                                                   of the Stratton Mountain
                                                                                   School (2001-present).

Robert A. Oden, Jr.        President, Carleton College              110            Director, American University
(1946); Trustee of Trust   (2002- present); President,                             in Cairo.
since 1997.                Kenyon College (1995-2002).

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

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INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

                                                            NUMBER OF PORTFOLIOS
NAME (YEAR OF BIRTH);                                         IN FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS            OVERSEEN BY           OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)               DURING PAST 5 YEARS              TRUSTEE(1)             OUTSIDE FUND COMPLEX
---------------------          ---------------------        --------------------      ------------------------
Fergus Reid, III           Chairman of Lumelite                     110            Trustee of Morgan Stanley
(1932); Trustee of Trust   Corporation (plastics                                   Funds (209 portfolios)
(Chairman) since 2005.     manufacturing) (2003-                                   (1995-present).
                           present); Chairman and CEO of
                           Lumelite Corporation (1985-
                           2002).

Frederick W. Ruebeck       Advisor, Jerome P. Green &               110            Director, AMS Group (2001-
(1939); Trustee of Trust   Associates, LLC                                         present); Trustee, Wabash
since 1990.                (broker-dealer)                                         College Indianapolis
                           (2002-present); Investment                              (1988-present); Trustee,
                           Officer, Wabash College                                 Seabury-Western Theological
                           (2004-present); self-employed                           Seminary (1993- present);
                           consultant (January 2000 to                             Chairman, Indianapolis
                           present); Director of                                   Symphony Orchestra Foundation
                           Investments, Eli Lilly and                              (1994-present).
                           Company (1988-1999).

James J. Schonbachler      Retired; Managing Director of            110            None.
(1943); Trustee of Trust   Bankers Trust Company
since 2005.                (financial services)
                           (1968-1998).

INTERESTED TRUSTEE
Leonard M. Spalding,       Retired; Chief Executive                 110            None.
Jr.* (1935); Trustee of    Officer of Chase Mutual Funds
Trust since 2005.          (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management); Chief Investment
                           Executive of Chase Manhattan
                           Private Bank (investment
                           management).

------------
(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees includes seven registered investment companies (110 portfolios) as of February 19, 2005.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE FUNDS (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------          ------------------------------------------------------------
OFFICERS
George C.W. Gatch              Managing Director, JPMIM, CEO and President of the J.P.
(1962)                         Morgan and One Group Funds. An employee since 1986, Mr.
President (2004)               Gatch leads the firm's U.S. mutual fund and financial
                               intermediary business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank.
                               Prior to working in Japan, Mr. Gatch established JPMIM's
                               sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.
Robert L. Young                Chief Operating Officer, JPMorgan Funds (August 2004 to
(1963)                         present) and One Group Mutual Funds from November 2001 until
Senior Vice President          present. From October 1999 to present, Vice President and
(2004)**                       Treasurer, One Group Administrative Services, Inc., and Vice
                               President and Treasurer, One Group Dealer Services, Inc.
Patricia A. Maleski            Vice President, JPMIM; previously, Treasurer, JPMorgan Funds
(1960)                         and Head of Funds Administration and Board Liaison. Prior to
Vice President and Chief       joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski was the
Administrative Officer         Vice President of Finance for the Pierpont Group, Inc., a
(2004)                         service provider to the Board of Directors/Trustees of the
                               JPMorgan Funds.
Stephanie J. Dorsey            Director of Mutual Fund Administration, One Group
(1969)                         Administrative Services, since 2004; Ms. Dorsey worked for
Treasurer (2004)**             Bank One Corporation (now known as JP Morgan Chase & Co.)
                               from 2003 to 2004; prior to joining Bank One Corporation,
                               she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.
Stephen M. Benham              Vice President and Assistant General Counsel, JPMIM since
(1959)                         2004; Vice President (Legal Advisory) of Merrill Lynch
Secretary (2005)               Investment Managers, L.P. from 2000 to 2004; attorney
                               associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.
Elizabeth A. Davin             From 2004 to present, Senior Counsel, JPMorgan Chase & Co.;
(1964)                         Assistant General Counsel and Associate General Counsel and
Assistant Secretary (2004)**   Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.
Jessica K. Ditullio            Various attorney positions for Bank One Corporation (now
(1962)                         known as JP Morgan Chase & Co.) since 1990.
Assistant Secretary (2000)**
Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
(1949)                         Administration, One Group Administrative Services, Inc. and
Assistant Secretary (2000)**   Senior Project Manager, Mutual Funds, One Group Dealer
                               Services, Inc. From July 1999 to October 1999, Project
                               Manager, One Group, Banc One Investment Advisors
                               Corporation.
Avery P. Maher                 Vice President and Assistant General Counsel, JPMIM since
(1945)                         2004; Second Vice President and Assistant Secretary of John
Assistant Secretary (2004)     Hancock Advisers, LLC, from 1992 to 2004.
Suzanne E. Cioffi              Vice President, JPMIM, responsible for mutual fund financial
(1967)                         reporting. During the past five years, Ms. Cioffi has
Assistant Treasurer (2005)     overseen various fund accounting, custody and administration conversion projects for JPMIM.
Christopher D. Walsh           Vice President, JPMIM; Mr. Walsh manages all aspects of
(1965)                         institutional and retail mutual fund administration and
Assistant Treasurer (2004)     vendor relationships within the mutual funds,
                               commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a
                               director from 1996 to 2000 of Mutual Fund Administration at
                               Prudential Investments.
Stephen M. Ungerman            Vice President, JPMIM; previously, head of Fund
(1953)                         Administration - Pooled Vehicles. Prior to joining J.P.
Chief Compliance Officer       Morgan Chase & Co. in 2000, he held a number of positions in
(2004)                         Prudential Financial's asset management business, including
                               Associate General Counsel, Tax Director and Co-head of Fund
                               Administration Department. Mr. Ungerman was also the
                               Assistant Treasurer for all mutual funds managed by
                               Prudential.

------------

 * The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

** The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
   43271.

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

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INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including investment advisory, administration fees and other Portfolio expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. Because the Portfolios are underlying investment options in variable insurance contracts, contact holders may also incur transaction costs, such as sales charges and other expenses not captured here. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs at the Portfolio level only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or other expenses charged by a variable insurance contract. Therefore, the second line for each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transaction costs and other variable insurance contract expenses were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                        EXPENSES PAID
                                                   BEGINNING           ENDING           DURING PERIOD      ANNUALIZED
                                                 ACCOUNT VALUE,    ACCOUNT VALUE,         JULY 1 TO         EXPENSE
                                                  JULY 1, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004*     RATIO
                                                 --------------   -----------------   ------------------   ----------
MID CAP GROWTH PORTFOLIO
    Actual period return.......................      $1,000            $1,066               $4.52             0.87%
    Hypothetical...............................      $1,000            $1,021               $4.42             0.87%
MID CAP VALUE PORTFOLIO
    Actual period return.......................      $1,000            $1,084               $4.82             0.92%
    Hypothetical...............................      $1,000            $1,020               $4.67             0.92%
DIVERSIFIED MID CAP PORTFOLIO
    Actual period return.......................      $1,000            $1,097               $4.85             0.92%
    Hypothetical...............................      $1,000            $1,020               $4.67             0.92%
LARGE CAP GROWTH PORTFOLIO
    Actual period return.......................      $1,000            $1,046               $4.22             0.82%
    Hypothetical...............................      $1,000            $1,021               $4.17             0.82%
DIVERSIFIED EQUITY PORTFOLIO
    Actual period return.......................      $1,000            $1,059               $4.71             0.91%
    Hypothetical...............................      $1,000            $1,020               $4.62             0.91%

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
DECEMBER 31, 2004
(UNAUDITED)

                                                                                        EXPENSES PAID
                                                   BEGINNING           ENDING           DURING PERIOD      ANNUALIZED
                                                 ACCOUNT VALUE,    ACCOUNT VALUE,         JULY 1 TO         EXPENSE
                                                  JULY 1, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004*     RATIO
                                                 --------------   -----------------   ------------------   ----------
EQUITY INDEX PORTFOLIO
    Actual period return.......................      $1,000            $1,070               $2.65             0.51%
    Hypothetical...............................      $1,000            $1,022               $2.59             0.51%
BALANCED PORTFOLIO
    Actual period return.......................      $1,000            $1,051               $4.54             0.88%
    Hypothetical...............................      $1,000            $1,021               $4.47             0.88%
BOND PORTFOLIO
    Actual period return.......................      $1,000            $1,037               $3.84             0.75%
    Hypothetical...............................      $1,000            $1,021               $3.81             0.75%
GOVERNMENT BOND PORTFOLIO
    Actual period return.......................      $1,000            $1,043               $3.24             0.63%
    Hypothetical...............................      $1,000            $1,022               $3.20             0.63%

------------

* Expenses are equal to the Portfolios' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 94

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

TAX LETTER (UNAUDITED)

MID CAP GROWTH PORTFOLIO
MID CAP VALUE PORTFOLIO
DIVERSIFIED MID CAP PORTFOLIO
LARGE CAP GROWTH PORTFOLIO
DIVERSIFIED EQUITY PORTFOLIO
EQUITY INDEX PORTFOLIO
BALANCED PORTFOLIO
BOND PORTFOLIO
GOVERNMENT BOND PORTFOLIO

The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations:

FUND                                             AMOUNT
----                                             ------
Mid Cap Growth Portfolio.......................    0.00%

Mid Cap Value Portfolio........................  100.00%

Diversified Mid Cap Portfolio..................  100.00%

Large Cap Growth Portfolio.....................  100.00%

Diversified Equity Portfolio...................  100.00%

Equity Index Portfolio.........................  100.00%

Balanced Portfolio.............................   43.31%

Bond Portfolio.................................    0.00%

Government Bond Portfolio......................    0.00%

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

INVESTMENT TRUST ANNUAL REPORT
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)                    DECEMBER 31, 2004

A Special Meeting of Shareholders of One Group Investment Trust (the "Trust") was held on January 20, 2005, at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for the Trust. A majority of the shareholders of the Trust approved the election of each Trustee by the following votes:

                                                              AFFIRMATIVE    NEGATIVE
                                                              -----------    --------
William J. Armstrong........................................  106,563,082    5,270,216
Roland E. Eppley, Jr. ......................................  106,535,490    5,297,807
John F. Finn................................................  107,036,819    4,796,479
Dr. Matthew Goldstein.......................................  106,550,257    5,283,040
Robert J. Higgins...........................................  106,513,278    5,320,020
Peter C. Marshall...........................................  106,823,348    5,009,949
Marilyn McCoy...............................................  107,029,104    4,804,194
William G. Morton, Jr. .....................................  106,551,628    5,281,670
Robert A. Oden, Jr. ........................................  106,906,109    4,927,189
Fergus Reid, III............................................  106,437,360    5,395,938
Frederick W. Ruebeck........................................  106,469,531    5,363,767
James J. Schonbachler.......................................  106,596,994    5,236,304
Leonard M. Spalding, Jr. ...................................  106,552,797    5,280,501

To approve the amendment or elimination of certain fundamental investment restrictions of the Funds in order to modernize the Funds' investment restrictions and to increase their investment flexibility. A majority of the shareholders of the following Funds approved the proposals by the following votes:

                                                          FOR         AGAINST      ABSTAIN
                                                          ---         -------      -------
A. Borrowing of Money:
Mid Cap Growth Portfolio.............................   8,692,085    1,209,942      663,445
Mid Cap Value Portfolio..............................   7,048,974      830,895      563,992
Diversified Mid Cap Portfolio........................   2,807,799      453,846      274,056
Large Cap Growth Portfolio...........................  13,096,171    1,489,600    1,228,392
Diversified Equity Portfolio.........................   9,870,635    1,164,593      797,016
Equity Index Portfolio...............................  10,546,421    1,332,535      984,297
Balanced Portfolio...................................   9,799,838    1,116,094      799,712
Bond Portfolio.......................................  16,012,158    1,577,639    1,175,963
Government Bond Portfolio............................  15,153,806    1,736,407    1,433,987
B. INVESTMENT IN COMMODITIES AND COMMODITY FUTURES:
MID CAP GROWTH PORTFOLIO.............................   8,987,848      987,703      589,921
MID CAP VALUE PORTFOLIO..............................   7,243,294      641,400      532,168
DIVERSIFIED MID CAP PORTFOLIO........................   3,059,612      243,922      232,166
LARGE CAP GROWTH PORTFOLIO...........................  13,636,145    1,090,609    1,087,409
DIVERSIFIED EQUITY PORTFOLIO.........................  10,186,625      887,577      758,043
EQUITY INDEX PORTFOLIO...............................  11,088,948      932,803      841,503
BALANCED PORTFOLIO...................................  10,326,102      697,080      692,461
BOND PORTFOLIO.......................................  16,329,000    1,232,659    1,204,102
GOVERNMENT BOND PORTFOLIO............................  15,678,462    1,294,569    1,351,169
C. INVESTMENTS FOR PURPOSES OF CONTROL
MID CAP GROWTH PORTFOLIO.............................   9,137,984      780,151      647,337
MID CAP VALUE PORTFOLIO..............................   7,408,698      453,210      554,954
DIVERSIFIED MID CAP PORTFOLIO........................   3,058,896      219,586      257,218
LARGE CAP GROWTH PORTFOLIO...........................  13,707,178      910,571    1,196,414
DIVERSIFIED EQUITY PORTFOLIO.........................  10,359,437      678,595      794,213
EQUITY INDEX PORTFOLIO...............................  11,240,097      773,100      850,057
BALANCED PORTFOLIO...................................  10,351,615      528,441      835,587
BOND PORTFOLIO.......................................  16,637,022      994,326    1,134,412
GOVERNMENT BOND PORTFOLIO............................  16,009,339      959,100    1,355,761

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

 96

                      (This page intentionally left blank)

ONE GROUP INVESTMENT TRUST            ANNUAL REPORT            December 31, 2004

Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the portfolios.

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each calendar quarter, the Portfolio's will make available to separate accounts a complete uncertified schedule of its portfolio holdings as of the last day of that quarter. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies to separate accounts, the Portfolio will post these quarterly schedules on the SEC's website at www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Qs are available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is also available in the Statement of Additional Information.

The Trustees have delegated the authority to vote proxies for securities owned by the Portfolios to JPMorgan Investment Advisors, Inc. Each Portfolio's proxy voting record will be disclosed on a quarterly basis after the close of the quarter. A description of the Portfolio's proxy voting policies and procedures and information regarding how each Portfolio voted proxies during the year ended June 30, 2004 is available without charge, upon request, by calling 1-800-480-4111 and on the SEC's website at www.sec.gov and is provided each quarter to the separate accounts which invest in the Portfolios. Each Portfolio's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and state how each vote was case, for example, for or against the proposal.


OGITAR-REV-0605                                                JPMORGAN LOGO
                                                              Asset Management

JPMORGAN INVESTMENT TRUST
(FORMERLY ONE GROUP INVESTMENT TRUST)
--------------------------------------------------------------------------------

SUPPLEMENT DATED JUNE 9, 2005 TO THE ANNUAL REPORT FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2004

A) The information in the "Average Annual Total Returns as of December 31, 2004" table relating to the Portfolios' benchmarks on pages 3 through 19 is deleted and hereby replaced with the following:

            PORTFOLIO                         BENCHMARK              ONE YEAR   FIVE YEAR   TEN YEAR   SINCE INCEPTION
----------------------------------  ------------------------------   --------   ---------   --------   ---------------
Mid Cap Growth Portfolio            S&P MidCap 400/BARRA Growth
                                    Index                              14.00%      3.93%      15.24%          N/A
Mid Cap Value Portfolio             S&P MidCap 400/BARRA Value
                                    Index                              18.93%     15.48%        N/A         14.85%(1)
Diversified Mid Cap Portfolio       S&P MidCap 400 Index               16.48%      9.54%        N/A         15.61%(2)
Large Cap Growth Portfolio          Russell 1000 Growth Index           6.30%     -9.29%       9.59%          N/A
Diversified Equity Portfolio        S&P SuperComposite 1500 Index      11.79%     -1.07%        N/A         11.64%(2)
Equity Index Portfolio              S&P 500 Index                      10.87%     -2.30%        N/A          2.82%(3)
Balanced Portfolio                  S&P 500 Index                      10.87%     -2.30%      12.07%          N/A
                                    Lipper Balanced Funds Index         8.99%      2.95%       9.44%          N/A
                                    Lehman Brothers
                                    Government/Credit Bond Index        4.19%      8.00%       7.80%          N/A
Bond Portfolio                      Lehman Brothers Aggregate Bond
                                    Index                               4.34%      7.71%        N/A          7.30%(1)
                                    Lipper Intermediate U.S.
                                    Government Index                    2.85%      6.69%        N/A          6.21%(1)
Government Bond Portfolio           Lehman Brothers Government
                                    Bond Index                          3.48%      7.47%       7.46%          N/A
                                    Lipper General U.S. Government
                                    Fund Index                          3.35%      6.65%       6.56%          N/A

Corresponding information in the "Portfolio Performance Review" is also revised accordingly.

B) In the "Value of $10,000 Investment" graph, the final value of an index for two of the Portfolios is revised as follows:

        - On page 3, in the graph for the Mid Cap Value Portfolio, the final value of the S&P MidCap 400/BARRA Growth Index should be $41,296 instead of $43,086.

        - On page 17, in the graph for the Bond Portfolio, the final value of the Lehman Brothers Aggregate Bond Index should be $15,743 instead of $15,313.
------------

(1) Inception date is May 1, 1997

(2) Inception date is March 30, 1995

(3) Inception date is May 1, 1998

SUP-OGITAR-REV-605

ITEM 2. CODE OF ETHICS

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IN EFFECT AS OF DECEMBER 31, 2004, IS INCLUDED AS EXHIBIT 12(A)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(A)(1) AS OF DECEMBER 31, 2004, THE REGISTRANT'S BOARD OF TRUSTEES HAD DETERMINED THAT THE REGISTRANT HAD AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE SECURITIES AND EXCHANGE COMMISSION HAS STATED THAT THE DESIGNATION OR IDENTIFICATION OF A PERSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT PURSUANT TO THIS ITEM 3 OF FORM N-CSR DOES NOT IMPOSE ON SUCH PERSON ANY DUTIES, OBLIGATIONS OR LIABILITIES THAT ARE GREATER THAN THE DUTIES, OBLIGATIONS AND LIABILITIES IMPOSED ON SUCH PERSON AS A MEMBER OF THE AUDIT COMMITTEE AND THE BOARD OF TRUSTEES IN THE ABSENCE OF SUCH DESIGNATION OR IDENTIFICATION.

3(A)(2) AS OF DECEMBER 31, 2004, THE AUDIT COMMITTEE FINANCIAL EXPERTS WERE PETER C. MARSHALL AND DONALD L. TUTTLE. BOTH EXPERTS WERE "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

              AUDIT FEES

              2003 - $83,575
              2004 - $85,800

       (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

              AUDIT RELATED FEES

              2003 - N/A
              2004 - N/A

       (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

              TAX FEES

              2003 - $24,350
              2004 - $18,866

              THE TAX FEES CONSIST OF FEES BILLED IN CONNECTION WITH PREPARING THE FEDERAL REGULATED INVESTMENT COMPANY INCOME TAX RETURNS FOR THE REGISTRANT FOR THE TAX YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2004.

              FOR THE LAST TWO FISCAL YEARS, NO TAX FEES WERE REQUIRED TO BE APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X.

       (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

              ALL OTHER FEES

              2003 - N/A
              2004 - N/A

       (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER AND WRITTEN POLICIES AND PROCEDURES FOR THE PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES AS IN EFFECT AS OF DECEMBER 31, 2004, THE AUDIT COMMITTEE PRE-APPROVES ALL AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE REGISTRANT'S INDEPENDENT AUDITOR FOR THE REGISTRANT. IF A REQUEST FOR PRE-APPROVAL OF SERVICES TO BE PERFORMED BY THE INDEPENDENT AUDITOR IS DETERMINED TO BE UNTIMELY, A MEMBER OF THE AUDIT COMMITTEE MAY BE APPOINTED AS THE COMMITTEE'S DELEGATE FOR THE PURPOSES OF CONSIDERING WHETHER TO APPROVE SUCH SERVICES. ANY PRE-APPROVALS GRANTED BY THE DELEGATE WILL BE GRANTED FOR A PERIOD OF NO MORE THAN ONE YEAR AND WILL BE REVIEWED BY THE AUDIT COMMITTEE AT A MEETING HELD NO LATER THAN THE NEXT REGULARLY SCHEDULED MEETING OF THE BOARD OF TRUSTEES OR THE COMMITTEE, WHICHEVER OCCURS SOONER. IN ADDITION, THE AUDIT COMMITTEE WILL PRE-APPROVE THE AUDITOR'S ENGAGEMENT FOR NON-AUDIT SERVICES WITH THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING THE SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED OR OVERSEEN BY THE INVESTMENT ADVISER) AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT IN ACCORDANCE WITH PARAGRAPH
                (C)(7)(I)(C) OF RULE 2-01 OF REGULATION S-X, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                2003 - NONE
                2004 - NONE

       (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

              NOT APPLICABLE.

       (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                    2003 - $745,419
                    2004 - $25,457,340

       (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         THE AUDIT COMMITTEE HAS CONSIDERED WHETHER THE PROVISION OF NON-AUDIT SERVICES BY THE REGISTRANT'S PRINCIPAL ACCOUNTANT THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING A SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT REQUIRED TO BE PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN RESPONSE TO ITEM 1 ABOVE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NONE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE LAST FISCAL HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

 NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

                           [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   JPMorgan Investment Trust (formerly One Group Investment Trust)
            -------------------------------------------------------------------


By (Signature and Title)*  /s/ George C.W. Gatch
                          -----------------------------------------------------
                                        George C.W. Gatch, President
                                        (Principal Executive Officer)

Date  June 9, 2005
      -------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George C.W. Gatch
                          -----------------------------------------------------
                                       George C. W. Gatch, President
                                       (Principal Executive Officer)

Date  June 9, 2005
      -------------------------------------------------------------------------

By (Signature and Title)*  /s/ Suzanne E. Cioffi
                          -----------------------------------------------------
                                    Suzanne E. Cioffi, Assistant Treasurer
                                         (Principal Financial Officer)

Date  June 9, 2005
      -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.

             ------------------------------------------------------------------

                   (ATTACH SECTION 302 CERTIFICATION AS EDGAR
                   EX-99.CERT EXHIBIT DOCUMENT TO FORM N-CSR)

                      (ATTACH SECTION 906 CERTIFICATION AS
              EDGAR EX-99.906CERT EXHIBIT DOCUMENT TO FORM N-CSR)